File Nos. 333-129284
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 19
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 124
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2020 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Goal Planning Annuity (GPA) Individual Flexible Premium Variable Deferred Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). It was issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”) or as a non-qualified annuity Contract. These Contracts are no longer sold by HMLIC. The investment choices under the Contract are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund Developing Growth Portfolio(2)
Clearbridge Variable Small Cap Growth 1
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio Service Class
Emerging Markets
American Funds IS New World Portfolio Class 4
Real Estate
Fidelity® VIP Real Estate SC 2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard® VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Lord Abbett Series Fund - Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC 2
Templeton Global Bond VIP Fund Class 4
Trademarks used in this document are owned by and used with the permission of the appropriate company.
We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2020. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences—Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Issue Date: The date when Your Contract becomes effective.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.
Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Underlying Funds: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net assetvalue of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.
Variable Account Value: The dollar value of the Variable Investment Options under the Contract before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Certain Contract features described in this prospectus may not be available in all states. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
This product is no longer offered for sale. The Contract is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase the Contract.
The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts were offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may invest Your money in up to 24 Investment Options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
(a) The Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(2)
Clearbridge Variable Small Cap Growth 1
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(2)
MFS VIT II International Growth Portfolio Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC 2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(2)
Vanguard VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

1.	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
2.	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocation or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity® VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund – Class 4
(b) The Fixed Account—You also may direct Your money to the fixed account and receive a guaranteed rate of return. The guaranteed interest rate is established at issue but will never be less than 1%. The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions.”
May I withdraw all or part of the Contract value before the Annuity Date?
Unless restricted by the IRC, or the terms of any employer plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges.” In any Contract Year, You may withdraw a portion of Your Account Value without incurring a surrender charge. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.
We will deduct a mortality and expense risk fee (“M&E Fee”) of 1.25% (annual rate) from the Subaccounts. The M&E Fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Contract. The annual maintenance fee may not exceed $25. We will waive this fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We may deduct a surrender charge against surrenders and withdrawals. The surrender charge is a percentage of the Account Value withdrawn or surrendered. For withdrawals from the Variable Account, the surrender charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
What charges will I pay on an annual basis if I elect optional riders?
Guaranteed Minimum Death Benefit Rider—Annual Step-up—You could have elected this optional death benefit at the time of Contract issue for an additional charge. If You elected this rider, You will pay 0.20%* of the average Variable Account Value. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute it on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

Guaranteed Minimum Death Benefit Rider—5% Accumulation—You could have elected this optional death benefit at the time of Contract issue for an additional charge. If You elected this rider, You will pay 0.30%* of the average Variable Account Value. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute it on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
*	If You purchase both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
Premium bonus rider—This rider provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. You could have elected this optional rider at the time of Contract issue. If you elected this rider the surrender charge period was increased from 5 to 9 years in length. Electing this rider does not cause the M&E Fee to increase, nor does it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.
What are the federal income tax consequences of investing in this Contract?
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Distributions will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be appropriate for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Contract and am dissatisfied, may I return it?
The Contract Owner had the ability to return the Contract to HMLIC within 30 days of receipt of the Contract. In that case, HMLIC would refund the greater of (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Contract. See “The Contract—Annuity Payment Options.”
Annuity Payments may be fixed or variable or a combination of fixed and variable payments.
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

Contract Owner Transaction Expenses(1)
Surrender Charges (as a percentage of amount surrendered, if applicable)(2)
Maximum Surrender Charges	8%
Periodic Fees and Expenses
The next table describes the fees and expenses that You pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses. This table reflects the charges You would pay if You did not select any optional riders.
Annual Maintenance Fee(2)	$ 25
Separate Account Annual Expenses (as a percentage of average Variable Account Value) Mortality and Expense Risk Fee	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges (as a percentage of average Variable Account Value)
The next table describes the fees that You pay if You selected any of the optional riders.
Guaranteed Minimum Death Benefit Rider — Annual Step-up	0.20% (3)
Guaranteed Minimum Death Benefit Rider — 5% Accumulation	0.30% (3)
Premium bonus rider	0.00%
Total Annual Underlying Fund Operating Expenses(4)
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	1.39%
The table showing the range of expenses for the Underlying Funds takes into account the expenses of any funds in which the Underlying Funds may invest. For example, each of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, is a “fund of funds” that purchases shares of other funds (each an “Acquired Fund”). Each Underlying Fund that is a “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
(1)	Any premium taxes relating to this Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range from 0% to 3.5%.
(2)	We deduct a pro rata portion of the annual maintenance fee upon the surrender of the Contract. The annual maintenance fee is waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
(3)	If You purchased both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders is 0.40% of the average Variable Account Value.
(4)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and this redemption fee is not reflected above. Please see “Transactions-Market Timing” for a discussion of redemption fees.
9

Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 in the Variable Account of the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers, and that a 9-year surrender charge period applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,143	$1,738	$2,240	$3,530
If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$330	$1,004	$1,698	$3,530
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix B: Condensed Financial Information.”
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the Securities and Exchange Commission.
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The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Savings and Retirement” tab, then “Annuities” and then “Prospectuses Online”.
Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2015 Portfolio℠ SC2(2)	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2015 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2025 Portfolio℠ SC2(2)	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2025 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ®VIP Freedom 2035 Portfolio℠ SC2(2)	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2035 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2045 Portfolio℠ SC2(2)	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2045 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2055 Portfolio℠ SC2(2)	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2055 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2065 Portfolio℠ SC2(2)	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2065 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 20% SC2 (2)	High current income	Asset allocation	The Fidelity® VIP FundsManager® 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 50% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
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Name	Objective	Investment Type	Adviser
Fidelity ® VIP FundsManager® 60% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 70% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 85% SC2(2)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.
Fidelity ® VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The Fidelity® VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.
MFS VIT III Mid Cap Value Portfolio, Service Class	Capital appreciation	Medium value	The MFS VIT III Mid Cap Value Portfolio is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Research and Management.
Wells Fargo VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Discovery Fund is subadvised by Wells Capital Management.
JPMorgan Small Cap Value Fund(1)	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J.P. Morgan Investment Management Inc.
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small core	BNY Mellon Investment Portfolios: Small Cap Stock Portfolio is advised by BNY Mellon Investment Adviser, Inc.
Lord Abbett Series Fund -Developing Growth Portfolio(3)	Long-term capital growth	Small growth	The Lord Abbett Series Fund — Developing Growth Portfolio is advised by Lord Abbett & Co. LLC
Clearbridge Variable Small Cap Growth 1	Long-term capital growth	Small growth	The Clearbridge Variable Small Cap Growth 1 is advised by Legg Mason Partners Fund Advisor, LLC.
American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and ManagementSM.
Fidelity ® VIP Overseas Portfolio SC2(3)	Long-term capital growth	Developed Markets	The Fidelity® VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
MFS VIT II International Growth Portfolio, Service Class	Capital Appreciation	Developed Markets	The MFS VIT II International Growth Portfolio is advised by MFS.
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Name	Objective	Investment Type	Adviser
Fidelity ® VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity® VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
BlackRock High Yield V. I. III	Maximize total return, consistent with income generation and prudent investment management	High Yield bond	The BlackRock High Yield V.I. III is advised by BlackRock Advisers, LLC.
Fidelity ® VIP Investment Grade Bond Portfolio SC2	Current income	Corporate bond	The Fidelity® VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Templeton Global Bond VIP Fund—Class 4(3)	High current income/ Preservation of capital	Global bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
Vanguard VIF Global Bond Index	High current income/ Preservation of capital	Global bond	The Vanguard VIF Global Bond Index is advised by the Vanguard Group.
American Funds IS Managed Risk Asset Allocation Fund(2)	High total return; Long term capital appreciation; Preservation of capital while seeking to manage volatility and provide downside protection	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the subadviser with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(2)	Long-term total rate of return; Capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
T. Rowe Price Government Money Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
(2)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.
(3)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Lord Abbett Series Fund - Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
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The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Contract.
Selection of Underlying Funds—We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Account Value if We determine, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
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Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
The Contract
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding fixed Annuity Payments.
Purchasing the Contract
To purchase a Contract, You completed an application bearing all requested signatures and a suitability form. For 403(b), 457(b) and 401 Contracts where the employer purchased the Contract on behalf of the employee the employee would have been required to complete an application and suitability form.
Applications were to be sent, along with Your premium payment, to Our Home Office. If a registered representative recommended and completed the application and associated form, the appropriate broker-dealer has approved the suitability of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
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If an incomplete application was received, HMLIC would have promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC would be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC would have returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
We generally would not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may have issued Contracts above this maximum issue age.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may have experienced such delays to the extent agents failed to forward applications and premium payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance; or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form(sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The surrender charge period is 9 years for Contracts with that rider. There is no additional charge for the rider.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premiums—When You completed Your application, You gave Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
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•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”). You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the fixed account meets Your investment criteria:
•	No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
•	Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
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Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4.
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
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Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contract and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
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The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC . See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawal of Account Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
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For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are subject to the surrender charges shown below. There are two surrender charge periods available under this Contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.
Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable surrender charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% surrender charge will result in a surrender charge of $3000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the surrender charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the surrender charge may not exceed 9% of $10,000 ($900).
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and approved by Us . Any applicable Withdrawal Charges will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
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A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide
•	the death benefit, and cash benefits under the Contract
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and expenses We incur:
•	costs associated with processing applications and with issuing and administering the Contract
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contract
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
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Risks We assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Waiver, Reduction or Elimination of deductions and expenses
We may reduce, waive or eliminate any of the deductions or expenses for Qualified Contracts sold under a particular employer’s Qualified Retirement Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of participants under the Qualified Retirement Plan;
•	The type and nature of the Qualified Retirement Plan;
•	The expected level of assets and/or cash flow under the Qualified Retirement Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Qualified Retirement Plan;
•	The Qualified Retirement Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Qualified Contracts; and
•	Our assessment of financial risk to Us relating to withdrawals.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Qualified Contracts issued to employees or members of certain employer groups or associations which have negotiated the Qualified Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.
Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.
HMLIC reserves the right to waive either a portion or the whole surrender charge in certain situations. In certain situations, You may make a withdrawal with no surrender charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $25 from each Contract on the Contract anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.
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Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders—Guaranteed Minimum Death Benefit Rider—Annual Step-up—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elected this rider will pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
Guaranteed Minimum Death Benefit Rider—5% Accumulation—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elected this rider will pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
*	If You purchase both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
Premium Bonus Rider—The Contract Owner could have elected this rider at the time of Contract issue. This rider provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. If the Contract Owner elected this rider at Contract issue, the surrender charge period was increased from 5 to 9 years in length. Electing this rider did not cause the M&E Fee to increase, nor did it increase surrender charges during the Contract’s first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefit
Death Benefit Proceeds
If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.	the Account Value; or
2.	the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by subtracting the withdrawal amount from net premiums paid), or
3.	the death benefit provided in any rider attached to the Contract.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders
In addition to the standard death benefit included in the Contract, the Contract Owner could have added the optional death benefits described below at Contract issue for an additional cost. These riders may not have been available in all states and could not be issued on or after the Contract Owner’s 70th birthday.
Guaranteed Minimum Death Benefit—Annual Step-up—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge.
Death Benefit under this rider
Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the death benefit as described in the Contract; or
2.	the death benefit provided in any other rider attached to the Contract; or
3.	the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Annual Step-Up Rider.
Step-Up Death Benefit
The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner’s attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.
For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the “Total Accumulation Value” (as defined in the loan endorsement) as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the “Total Accumulation Value” immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal.
For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person). See Appendix A for an example of this death benefit calculation.
Rider charge
Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this Rider from Your Variable Account Value.
Rider restrictions
We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.
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Termination of this rider
This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:
a.	when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or
b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).
Guaranteed Minimum Death Benefit—5% Accumulation—The Contract Owner could have elected this optional death benefit at the time of Contract issue for an additional charge.
Death benefit under this rider
Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the death benefit as described in the Contract; or
2.	the death benefit provided in any other rider attached to the Contract; or
3.	the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit—5% Accumulation Rider.
Accumulation Death Benefit
This rider provides an Accumulation Death Benefit as follows:
On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:
1.	5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80.
2.	0 percent thereafter.
For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.
For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.
We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time. See Appendix A for an example of this death benefit calculation.
Maximum Accumulation Death Benefit value
The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.
Rider charge
Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this Rider from Your Variable Account Value.
Rider restrictions
We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.
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Termination of this rider
This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:
a.	when the Contract Owner applies the Annuitized Value to an annuity option; or
b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72, except IRAs, or retires (See “Tax Consequences.”) The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. Not all Subaccount(s) may be available for Annuity Payments.
The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of Annuity Payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Receiving annual payments will result in lower overall payments than receiving monthly payments over the course of a year. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
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Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.
Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If you elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.
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Other Payout Options
If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable surrender charges, or
b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly Annuity Payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Not all subaccounts may be available for Annuity Payments.
Annuity Unit Value
The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
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Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
On March 27, 2020 the “Coronavirus Aid, Relief, and Economic Security Act” (CARES Act) was signed into law and includes provisions affecting retirement plans. Significant changes affecting the tax consequences of purchasing an annuity contract are included in the discussion below as applicable and are subject to further clarification and change as guidance is issued.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
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Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
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Partial Annuitization—If a portion of the Account Value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they are made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
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Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Coronavirus Related Distributions—Under the CARES Act, between January 1, 2020 and December 31, 2020, an eligible individual may withdraw up to $100,000 from a Qualified Retirement Plan, including IRAs. The total aggregate of such distributions is limited to $100,000. The distribution is not eligible for rollover and is exempt from the early/premature distribution tax. While the distribution is subject to plan administrator approval it is not subject to other distribution restrictions. The distribution is includable in income ratably over a three-year period excluding any portion attributable to Roth type contributions or after-tax investment in the contract. Some or all of a distribution under this provision may be repaid to a Qualified Retirement Plan that accepts rollover contributions or to an IRA as a timely made direct rollover of an eligible rollover distribution.
An eligible individual is an individual, their spouse or dependent that has been diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention or an individual who has experienced adverse financial consequences as a result of such disease (e.g. quarantine, furlough or laid off, reduction of work hours, unable to work due to lack of child care, loss of business, or other factors determined by the Secretary of Treasury).
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b), and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Contract, and the loan is evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs or SEPs.
Coronavirus Loans—Under the CARES Act for loans made to eligible individuals, as defined above, during the 180-day period beginning with the date of enactment the loan amount limit is increased to the lesser of $100,000 or 100% of the value of the Contract. Loan payments due between March 27, 2020 and December 31, 2020 may be suspended for up to one year.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
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Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or Roth IRA or to an inherited IRA or Roth IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
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Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (“QDRO”),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)	for reimbursement of health insurance while the Contract Owner is unemployed,
2)	for qualified education expenses, and
3)	for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½ in 2019 and prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½ in 2019 and prior years or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the
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Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2020 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2020 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59½. Exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the required minimum distribution rules.
408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000 for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2020, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when modified adjusted gross income (“MAGI”) is between $65,000 and $75,000 for single filers and between $104,000 and $124,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $196,000 and $206,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000 for 2020. Additional catch-up contribution, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined
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cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when MAGI is between $124,000 and $139,000 for single taxpayers and those taxpayers filing Head of Household, between $196,000 and $206,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA cannot be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the required minimum distribution rules except upon the death of the owner.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $19,500 for 2020 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2020, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½. Exceptions to this rule include severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax-free rollover to another eligible retirement plan. 457(b) Contracts are subject to the required minimum distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $13,500 for 2020 and is indexed for inflation in future years. Additional catch-up contributions up to $3,000 for 2020, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRA’s may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.
401 plans —A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the required minimum distribution rules.
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Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
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Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract—The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
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(2)Surrender charges are a percentage of the amount surrendered and are deducted from your Account Value. There are two surrender charge periods available under this Contract. If you selected the 5 year surrender charge period your charges would be year 1, 8%, year 2, 7.5% year 3, 7%, year 4, 6%, year 5, 5%. If you selected the 9 year surrender charge your charges would be year 1, 8%, year 2, 7.5%, year 3, 7%, year 4, 6%, year 5, 5%, year 6, 4%, year 7, 3%, year 8, 2%, year 9, 1%.

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	3
Underwriter	3
Independent Registered Public Accounting Firm	3
Financial Statements	4
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2020 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Death Benefit Examples

5% Accumulation Guaranteed Minimum Death Benefit (“GMDB”) example
Assume the following:
•	There is an initial Net Premium of $100,000.
•	There is a withdrawal on the 3rd Contract Anniversary of $25,000. The Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Contract Anniversary. The Account Value at that time is $101,000.
•	There are no loans on the Contract.
•	The oldest Contract Owner has not yet attained age 81.
•	No other GMDB rider was selected.
The accumulation GMDB value at issue is equal to the initial Net Premium.
$100,000
The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Account Value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The accumulation GMDB value on the 5th Contract Anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The return of premium death benefit on the 5th Contract Anniversary is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the Account Value.
Max [$102,103, $80,000, $101,000] = $102,103
Guaranteed Minimum Death Benefit—Annual Step-up (“GMDB”) example
Assume the following:
•	There is an initial Net Premium of $100,000.
•	The Account Value on the 1st Contract Anniversary is $90,000.
•	The Account Value on the 2nd Contract Anniversary is $120,000.
•	There is a withdrawal during the 3rd Contract Year of $25,000. The Account Value immediately before the withdrawal is $125,000.
•	The Account Value on the 3rd Contract Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Contract Year. The Account Value at that time is $101,000.
•	There are no loans on the Contract.
•	The oldest Contract Owner has not yet attained age 81.
•	No other GMDB rider was selected.
The step-up anniversary value for the 1st Contract Anniversary projected to the date of death is the Account Value on the 1st Contract Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
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The step-up anniversary value for the 2nd Contract Anniversary projected to the date of death is the Account Value on the 2nd Contract Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The step-up anniversary value for the 3rd Contract Anniversary projected to the date of death is the Account Value on the 3rd Contract Anniversary:
$105,000
The step-up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
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Appendix B: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 1965. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund commenced operations on January 1, 1983. T. Rowe Price Government Money Market Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund were added to the Separate Account on May 1, 2006. BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The MFS Mid Cap Value Portfolio, JPMorgan Small Cap Value, Fidelity VIP Real Estate SC 2, Franklin High Income VIP Fund, Fidelity® VIP Freedom 2015 PortfolioSM SC2, Fidelity® VIP Freedom 2025 PortfolioSM SC2, Fidelity® VIP Freedom 2035 PortfolioSM SC2, Fidelity® VIP Freedom 2045 PortfolioSM SC2, Fidelity® VIP Freedom 2055 PortfolioSM SC2, Fidelity® VIP Freedom 2065 PortfolioSM SC2, Fidelity® VIP FundsManager® 20% SC2, Fidelity® VIP FundsManager® 50% SC2, Fidelity® VIP FundsManager® 60% SC2, Fidelity® VIP FundsManager® 70% SC2 and Fidelity® VIP FundsManager® 85% SC2 were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. III Portfolio was added to the Separate Account on May 1, 2017. The ClearBridge Variable Small Cap Growth I, MFS VIT II International Growth Service Class and Vanguard VIF Global Bond Index were all added to the Separate Account on May 1, 2019. The Fidelity VIP Freedom 2055 SC2 and Fidelity Freedom 2065 SC2 were added to the Separate Account on May 1, 2020, therefore no information is included in the table below. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund Class 4	12/31/2019	$ 17.38	$ 20.78	866,781
	12/31/2018	19.32	17.38	829,571
	12/31/2017	16.76	19.32	761,944
	12/31/2016	14.32	16.76	574,430
	12/31/2015	14.98	14.32	319,890
	12/31/2014	13.62	14.98	84,547
American Funds IS Growth Fund Class 4	12/31/2019	$118.55	$152.74	174,725
	12/31/2018	120.65	118.55	160,994
	12/31/2017	95.44	120.65	138,646
	12/31/2016	88.47	95.44	107,125
	12/31/2015	84.04	88.47	60,626
	12/31/2014	78.04	84.04	16,334
American Funds IS Managed Risk Asset Allocation Fund P@	12/31/2019	$ 13.43	$ 15.65	422,437
	12/31/2018	14.30	13.43	383,142
	12/31/2017	12.61	14.3	349,102
	12/31/2016	11.90	12.61	246,112
	12/31/2015	12.18	11.90	181,084
	12/31/2014	11.93	12.18	94,681
43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS New World Portfolio Class 4	12/31/2019	$ 24.33	$ 30.96	418,837
	12/31/2018	28.74	24.33	400,023
	12/31/2017	22.54	28.74	362,836
	12/31/2016	21.73	22.54	329,067
	12/31/2015	22.77	21.73	82,419
	12/31/2014	24.81	22.77	22,324
BlackRock High Yield V.I. Fund Class III	12/31/2019	$ 7.25	$ 8.22	110,639
	12/31/2018	7.56	7.25	58,728
	12/31/2017	7.38*	7.56	35,777
BNY Mellon Small Cap Stock Index Portfolio – Service Shares (formerly Dreyfus)	12/31/2019	$ 30.98	$ 37.39	3,722,870
	12/31/2018	34.46	30.98	3,864,269
	12/31/2017	31.04	34.46	4,076,987
	12/31/2016	24.99	31.04	4,198,715
	12/31/2015	25.91	24.99	238,601
	12/31/2014	24.95	25.91	152,744
	12/31/2013	17.95	24.95	111,060
	12/31/2012	15.70	17.95	60,619
	12/31/2011	15.80	15.70	47,441
	12/31/2010	12.71	15.80	39,366
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$122.06	$151.38	1,622,088
	12/31/2018	139.78	122.06	1,711,073
	12/31/2017	122.40	139.78	1,812,265
	12/31/2016	103.29	122.40	1,884,833
	12/31/2015	107.70	103.29	67,674
	12/31/2014	100.05	107.70	38,809
	12/31/2013	76.45	100.05	29,534
	12/31/2012	66.15	76.45	13,690
	12/31/2011	68.65	66.15	7,629
	12/31/2010	63.50*	68.65	1,871
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49	$ 30.05	12,110
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 13.64	$ 15.89	92,293
	12/31/2018	14.58	13.64	76,179
	12/31/2017	12.86	14.58	73,662
	12/31/2016	12.34	12.86	40,357
	12/31/2015	12.95*	12.34	15,585
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.44	$ 17.33	541,824
	12/31/2018	15.68	14.44	487,403
	12/31/2017	13.51	15.68	444,405
	12/31/2016	12.90	13.51	268,364
	12/31/2015	13.63*	12.90	82,107
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 21.90	$ 27.52	618,148
	12/31/2018	24.51	21.90	529,286
	12/31/2017	20.16	24.51	431,819
	12/31/2016	19.16	20.16	292,134
	12/31/2015	20.44*	19.16	135,920
44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 20.68	$ 26.19	475,037
	12/31/2018	23.30	20.68	396,113
	12/31/2017	19.13	23.30	310,416
	12/31/2016	18.18	19.13	179,513
	12/31/2015	19.39*	18.18	60,078
Fidelity ® VIP FundsManager 20% SC2	12/31/2019	$ 11.50	$ 12.51	274,467
	12/31/2018	11.86	11.50	306,663
	12/31/2017	11.21	11.86	355,913
	12/31/2016	11.05	11.21	339,839
	12/31/2015	11.36*	11.05	20,500
Fidelity ® VIP FundsManager 50% SC2	12/31/2019	$ 12.88	$ 14.97	615,847
	12/31/2018	13.78	12.88	588,429
	12/31/2017	12.22	13.78	599,722
	12/31/2016	11.88	12.22	542,606
	12/31/2015	12.38*	11.88	20,276
Fidelity ® VIP FundsManager 60% SC2	12/31/2019	$ 12.22	$ 14.51	2,609,271
	12/31/2018	13.24	12.22	2,610,588
	12/31/2017	11.48	13.24	2,539,597
	12/31/2016	11.10	11.48	2,327,991
	12/31/2015	11.61*	11.10	224,626
Fidelity ® VIP FundsManager 70% SC2	12/31/2019	$ 13.40	$ 16.21	2,017,621
	12/31/2018	14.70	13.40	1,940,336
	12/31/2017	12.51	14.70	1,806,160
	12/31/2016	12.08	12.51	1,651,114
	12/31/2015	12.68*	12.08	148,561
Fidelity ® VIP FundsManager 85% SC2	12/31/2019	$ 13.52	$ 16.84	1,240,753
	12/31/2018	15.06	13.52	1,164,789
	12/31/2017	12.40	15.06	1,069,933
	12/31/2016	11.90	12.40	904,565
	12/31/2015	12.57*	11.90	90,415
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$304.33	$393.84	1,334,220
	12/31/2018	323.48	304.33	1,404,988
	12/31/2017	269.76	323.48	1,479,703
	12/31/2016	244.76	269.76	1,530,551
	12/31/2015	245.18	244.76	420,315
	12/31/2014	219.12	245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2019	$ 21.63	$ 23.37	1,402,303
	12/31/2018	22.08	21.63	1,420,337
	12/31/2017	21.50	22.08	1,434,217
	12/31/2016	20.83	21.50	1,343,431
	12/31/2015	21.28	20.83	1,321,951
	12/31/2014	20.40	21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
Fidelity ® VIP Overseas Portfolio SC2(2)	12/31/2019	$ 27.20	$ 34.25	1,849,366
	12/31/2018	32.43	27.20	1,908,726
	12/31/2017	25.26	32.43	1,917,665
	12/31/2016	27.00	25.26	1,939,864
	12/31/2015	26.46	27.00	1,899,799
	12/31/2014	29.22	26.46	1,873,166
	12/31/2013	22.72	29.22	1,789,436
	12/31/2012	19.11	22.72	1,757,816
	12/31/2011	23.40	19.11	1,734,674
	12/31/2010	20.99	23.40	1,660,609
Fidelity ® VIP Real Estate SC2	12/31/2019	$ 19.61	$ 23.81	766,410
	12/31/2018	21.23	19.61	779,254
	12/31/2017	20.71	21.23	767,550
	12/31/2016	19.88	20.71	723,340
	12/31/2015	19.45*	19.88	42,993
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2019	$ 32.32	$ 42.06	891,206
	12/31/2018	34.88	32.32	921,779
	12/31/2017	28.87	34.88	955,114
	12/31/2016	26.35	28.87	966,155
	12/31/2015	26.45	26.35	974,651
	12/31/2014	23.51	26.45	936,395
	12/31/2013	17.47	23.51	985,859
	12/31/2012	15.03	17.47	1,049,270
	12/31/2011	15.51	15.03	1,127,274
	12/31/2010	13.82	15.51	1,178,422
JPMorgan Small Cap Value Fund(1)	12/31/2019	$ 26.76	$ 31.41	73,977
	12/31/2018	31.62	26.76	71,753
	12/31/2017	31.11	31.62	58,284
	12/31/2016	24.25	31.11	35,038
	12/31/2015	26.64*	24.25	15,233
Lord Abbett Series Fund Developing Growth Portfolio(2)	12/31/2019	$ 30.32	$ 39.46	174,322
	12/31/2018	29.27	30.32	175,270
	12/31/2017	22.81	29.27	145,357
	12/31/2016	23.71	22.81	115,297
	12/31/2015	26.16	23.71	88,954
	12/31/2014	25.54	26.16	37,906
	12/31/2013	18.17*	25.54	18,394
46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 15.95	29,777
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.52	$ 13.58	278,561
	12/31/2018	12.05	10.52	260,566
	12/31/2017	10.76	12.05	246,389
	12/31/2016	9.41	10.76	171,370
	12/31/2015	10.14*	9.41	53,993
T. Rowe Price Government Money Portfolio	12/31/2019	$ 0.97	$ 0.98	15,454,300
	12/31/2018	0.97	0.97	15,853,757
	12/31/2017	0.98	0.97	16,101,642
	12/31/2016	0.99	0.98	5,919,496
	12/31/2015	1.01	0.99	5,933,694
	12/31/2014	1.02	1.01	5,839,342
	12/31/2013	1.03	1.02	6,140,883
	12/31/2012	1.04	1.03	7,076,553
	12/31/2011	1.06	1.04	6,854,771
	12/31/2010	1.07	1.06	4,783,922
Templeton Global Bond VIP Funds - Class 4(2)	12/31/2019	$ 21.67	$ 21.80	195,786
	12/31/2018	21.54	21.67	195,130
	12/31/2017	21.43	21.54	195,098
	12/31/2016	21.09	21.43	184,128
	12/31/2015	22.34	21.09	170,846
	12/31/2014	22.24	22.34	145,278
	12/31/2013	22.18	22.24	125,335
	12/31/2012	19.53	22.18	85,082
	12/31/2011	19.96	19.53	57,628
	12/31/2010	19.18*	19.96	28,377
Wells Fargo VT Discovery FundSM	12/31/2019	$ 39.09	$ 53.68	673,639
	12/31/2018	42.60	39.09	681,752
	12/31/2017	33.40	42.60	702,867
	12/31/2016	31.41	33.40	709,795
	12/31/2015	32.28	31.41	715,253
	12/31/2014	32.57	32.28	683,248
	12/31/2013	22.92	32.57	681,544
	12/31/2012	19.71	22.92	674,385
	12/31/2011	19.86	19.71	699,217
	12/31/2010	14.83	19.86	686,581
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.24	27,827
47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2019	$ 29.26	$ 34.23	13,956,378
	12/31/2018	31.97	29.26	15,145,242
	12/31/2017	28.10	31.97	12,168,847
	12/31/2016	26.94	28.10	13,197,643
	12/31/2015	27.28	26.94	14,568,048
	12/31/2014	27.02	27.28	15,901,396
	12/31/2013	23.12	27.02	5,503,321
	12/31/2012	20.88	23.12	6,051,844
	12/31/2011	21.27	20.88	6,829,381
	12/31/2010	19.41	21.27	7,536,507
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Developing Growth Portfolio
Templeton Global Bond Securities Fund Class 4
48

May 1, 2020
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract (“GPA Contract”), dated May 1, 2020. Copies of the prospectus for the GPA Contract may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contract sets forth information that a prospective investor should know before investing in a GPA Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contract.
May 1, 2020

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the Contract. The amount of the commissions was $5,174,202, $4,867,276 and $4,730,378 at December 31, 2019, 2018 and 2017.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2019, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2019 and 2018, and the related statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes and schedules I, III, and IV, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 16, 2020 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Stockholder and Board of Directors of Horace Mann Life Insurance Company and
Contract Owners of Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2019, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2019, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in note 6, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 15, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix
Statement of net assets as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Alger Mid Cap Growth Portfolio I-2
American Funds IS Blue Chip Income and Growth Fund Class 1
American Funds IS Blue Chip Income and Growth Fund Class 4
American Funds IS Growth Fund Class 4
American Funds IS Managed Risk Asset Allocation Fund Class P2
American Funds IS New World Fund Class 1
American Funds IS New World Fund Class 4
BlackRock High Yield VI Fund Class I
BlackRock High Yield VI Fund Class III
BNY Mellon Small Cap Stock Index Portfolio
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
DFA Variable Annuity U.S. Targeted Value Portfolio
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2020 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2030 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2040 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2050 Portfolio Initial Class
Fidelity VIP Freedom Income Portfolio
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
Goldman Sachs Government Money Market Fund Institutional Shares
JPMorgan Insurance Trust U.S. Equity Portfolio Class I
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio
MFS VIT Blended Research Small Cap Equity Portfolio
MFS VIT Mid Cap Value Portfolio Initial Class
MFS VIT Mid Cap Value Portfolio SC
T. Rowe Price Blue Chip Growth Portfolio Investor Class
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small Cap Value Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Templeton Global Bond VIP Fund Class 1
Templeton Global Bond VIP Fund Class 4
Vanguard 500 Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard Mid-Cap Growth Index Fund
Vanguard REIT Index Fund Admiral Shares
Vanguard Selected Value Fund Investor Shares
Vanguard Small Cap Index Fund Admiral Shares
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement Income Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Equity Index Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Wells Fargo VT Advantage Discovery Fund
Wilshire VIT Global Allocation Fund

Statement of net assets as of December 31, 2019, and the related statements of operations and changes in net assets for the period from May 1, 2019 (inception) to December 31, 2019.
MFS VIT International Growth Initial
Putnam VT Sustainable Leaders IA
Vanguard VIF Global Bond Index
BNY Mellon VIF International Equity Initial
Calvert VP SRI Balanced I
Clearbridge Variable Small Cap Growth I
Janus Henderson VIT Enterprise Institutional
Statement of changes in net assets for the period from January 1, 2018 to December 7, 2018 (closure).Wilshire VIT 2015 Fund
Wilshire VIT 2025 Fund
Wilshire VIT 2035 Fund

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I
ASSETS
Investments at market value	$360,234	$1,269,498	$24,588,938	$34,151,067	$8,802,229	$413,100	$15,828,446	$1,053,005
TOTAL ASSETS	$360,234	$1,269,498	$24,588,938	$34,151,067	$8,802,229	$413,100	$15,828,446	$1,053,005
Active Contracts	$360,234	$1,269,498	$24,588,938	$34,151,067	$8,802,229	$413,100	$15,828,446	$1,053,005
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$360,234	$1,269,498	$24,588,938	$34,151,067	$8,802,229	$413,100	$15,828,446	$1,053,005
INVESTMENTS
Cost of investments	$369,781	$1,225,318	$24,551,797	$30,621,761	$8,184,886	$380,497	$13,022,091	$1,025,691
Unrealized appreciation (depreciation) on investments	$ (9,547)	$ 44,180	$ 37,141	$ 3,529,306	$ 617,343	$ 32,603	$ 2,806,355	$ 27,314
Number of shares in underlying mutual funds	15,876	93,621	1,847,403	430,060	653,955	15,987	621,455	141,723
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	303,563	45,683	136,672	–	82,185	–
M&E Rate .0125	12,080	74,195	866,781	174,725	422,437	14,942	418,837	127,776
M&E Rate .0145	–	–	1,481	539	637	–	1,556	–
M&E Rate .0155	–	–	780	258	159	–	1,626	–
M&E Rate .0165	–	–	5,792	1,628	363	–	5,784	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	12,080	74,195	1,178,397	222,833	560,268	14,942	509,988	127,776
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 21.14	$ 155.46	$ 15.91	$ –	$ 31.51	$ –
M&E Rate .0125	$ 29.82	$ 17.11	$ 20.78	$ 152.74	$ 15.65	$ 27.65	$ 30.96	$ 8.28
M&E Rate .0145	$ –	$ –	$ 20.45	$ 150.65	$ 15.30	$ –	$ 30.82	$ –
M&E Rate .0155	$ –	$ –	$ 20.32	$ 149.73	$ 15.06	$ –	$ 30.32	$ –
M&E Rate .0165	$ –	$ –	$ 20.28	$ 149.07	$ 15.25	$ –	$ 30.20	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
ASSETS
Investments at market value	$1,063,894	$150,285,521	$148,358	$261,616,942	$648,917	$429,267	$259,497	$1,952,675
TOTAL ASSETS	$1,063,894	$150,285,521	$148,358	$261,616,942	$648,917	$429,267	$259,497	$1,952,675
Active Contracts	$1,063,894	$150,128,927	$148,358	$261,616,942	$648,917	$429,267	$259,497	$1,952,675
Payout Contracts	$ –	$ 156,594	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$1,063,894	$150,285,521	$148,358	$261,616,942	$648,917	$429,267	$259,497	$1,952,675
INVESTMENTS
Cost of investments	$1,034,199	$135,314,652	$137,660	$246,460,689	$637,968	$438,640	$275,528	$1,908,673
Unrealized appreciation (depreciation) on investments	$ 29,695	$ 14,970,869	$ 10,698	$ 15,156,253	$ 10,949	$ (9,373)	$ (16,031)	$ 44,002
Number of shares in underlying mutual funds	143,382	7,884,865	7,703	2,328,589	283,370	15,587	14,433	148,832
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	18,925	260,025	–	93,331	–	506	–	28,996
M&E Rate .0125	110,639	3,722,870	7,764	1,622,088	270,883	12,110	12,246	92,293
M&E Rate .0145	138	8,840	–	2,666	–	4	–	8
M&E Rate .0155	20	6,855	–	2,570	–	1,659	–	8
M&E Rate .0165	20	9,097	–	4,803	–	4	–	1,099
Retired Payout	–	8,216	–	–	–	–	–	–
Total Units	129,742	4,015,903	7,764	1,725,458	270,883	14,283	12,246	122,404
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 8.29	$ 38.61	$ –	$ 156.31	$ –	$ 30.14	$ –	$ 16.14
M&E Rate .0125	$ 8.22	$ 37.39	$ 19.11	$ 151.38	$ 2.40	$ 30.05	$ 21.19	$ 15.89
M&E Rate .0145	$ 8.08	$ 36.30	$ –	$ 151.41	$ –	$ 30.17	$ –	$ 16.38
M&E Rate .0155	$ 8.07	$ 35.97	$ –	$ 148.42	$ –	$ 30.04	$ –	$ 15.88
M&E Rate .0165	$ 8.02	$ 35.58	$ –	$ 145.53	$ –	$ 30.17	$ –	$ 15.78
Retired Payout	$ –	$ 19.06	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$559,303	$1,462,006	$11,530,280	$381,000	$1,011,636	$19,875,279	$233,969	$265,833
TOTAL ASSETS	$559,303	$1,462,006	$11,530,280	$381,000	$1,011,636	$19,875,279	$233,969	$265,833
Active Contracts	$559,303	$1,462,006	$11,530,280	$381,000	$1,011,636	$19,875,279	$233,969	$265,833
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$559,303	$1,462,006	$11,530,280	$381,000	$1,011,636	$19,875,279	$233,969	$265,833
INVESTMENTS
Cost of investments	$537,238	$1,381,799	$10,481,169	$353,641	$ 945,857	$17,030,174	$222,016	$244,216
Unrealized appreciation (depreciation) on investments	$ 22,065	$ 80,207	$ 1,049,111	$ 27,359	$ 65,779	$ 2,845,105	$ 11,953	$ 21,617
Number of shares in underlying mutual funds	39,922	95,307	758,072	24,935	41,546	822,312	10,137	11,518
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	104,279	–	–	93,060	–	–
M&E Rate .0125	35,623	88,640	541,824	22,899	38,704	618,148	9,384	10,764
M&E Rate .0145	–	–	9,942	–	–	3,949	–	–
M&E Rate .0155	–	–	2,581	–	–	1,143	–	–
M&E Rate .0165	–	–	5,525	–	–	4,676	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	35,623	88,640	664,151	22,899	38,704	720,976	9,384	10,764
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 17.58	$ –	$ –	$ 27.89	$ –	$ –
M&E Rate .0125	$ 15.70	$ 16.49	$ 17.33	$ 16.64	$ 26.14	$ 27.52	$ 24.93	$ 24.70
M&E Rate .0145	$ –	$ –	$ 17.16	$ –	$ –	$ 27.40	$ –	$ –
M&E Rate .0155	$ –	$ –	$ 17.13	$ –	$ –	$ 27.20	$ –	$ –
M&E Rate .0165	$ –	$ –	$ 17.00	$ –	$ –	$ 27.04	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM INCOME PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2
ASSETS
Investments at market value	$13,777,335	$305,327	$272,797	$5,181,337	$12,025,294	$45,193,514	$39,551,412	$23,891,048
TOTAL ASSETS	$13,777,335	$305,327	$272,797	$5,181,337	$12,025,294	$45,193,514	$39,551,412	$23,891,048
Active Contracts	$13,777,335	$305,327	$272,797	$5,181,337	$12,025,294	$45,193,514	$39,551,412	$23,891,048
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$13,777,335	$305,327	$272,797	$5,181,337	$12,025,294	$45,193,514	$39,551,412	$23,891,048
INVESTMENTS
Cost of investments	$11,837,393	$290,410	$270,887	$5,183,474	$11,829,110	$47,276,786	$38,359,101	$23,164,675
Unrealized appreciation (depreciation) on investments	$ 1,939,942	$ 14,917	$ 1,910	$ (2,137)	$ 196,184	$ (2,083,272)	$ 1,192,311	$ 726,373
Number of shares in underlying mutual funds	600,843	14,764	22,943	464,694	983,262	4,443,807	3,212,950	1,958,283
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	47,578	–	–	125,906	142,298	446,493	366,758	165,809
M&E Rate .0125	475,037	13,655	21,700	274,467	615,847	2,609,271	2,017,621	1,240,753
M&E Rate .0145	62	–	–	9,300	10,652	31,739	5,309	4,649
M&E Rate .0155	5	–	–	2,705	8,972	8,419	981	216
M&E Rate .0165	2,713	–	–	23	23,699	12,093	44,803	5,207
Retired Payout	–	–	–	–	–	–	–	–
Total Units	525,395	13,655	21,700	412,401	801,468	3,108,015	2,435,472	1,416,634
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 26.58	$ –	$ –	$ 12.68	$ 15.20	$ 14.72	$ 16.44	$ 17.07
M&E Rate .0125	$ 26.19	$ 22.36	$ 12.57	$ 12.51	$ 14.97	$ 14.51	$ 16.21	$ 16.84
M&E Rate .0145	$ 26.36	$ –	$ –	$ 12.53	$ 14.73	$ 14.39	$ 16.08	$ 16.82
M&E Rate .0155	$ 26.06	$ –	$ –	$ 12.48	$ 14.89	$ 14.44	$ 16.13	$ 16.75
M&E Rate .0165	$ 25.75	$ –	$ –	$ 12.43	$ 14.84	$ 14.31	$ 15.97	$ 16.69
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A
ASSETS
Investments at market value	$566,564,377	$38,708,061	$69,603,439	$21,477,480	$76,808	$84,363	$40,927,238	$2,876,427
TOTAL ASSETS	$566,564,377	$38,708,061	$69,603,439	$21,477,480	$76,808	$84,363	$40,927,238	$2,876,427
Active Contracts	$566,453,063	$38,677,215	$69,430,291	$21,477,480	$76,808	$84,363	$40,927,238	$2,876,427
Payout Contracts	$ 111,314	$ 30,846	$ 173,148	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$566,564,377	$38,708,061	$69,603,439	$21,477,480	$76,808	$84,363	$40,927,238	$2,876,427
INVESTMENTS
Cost of investments	$400,649,299	$37,909,335	$52,570,552	$21,874,269	$76,808	$78,765	$27,047,649	$3,296,394
Unrealized appreciation (depreciation) on investments	$165,915,078	$ 798,726	$17,032,887	$ (396,789)	$ –	$ 5,598	$13,879,589	$ (419,967)
Number of shares in underlying mutual funds	1,790,828	3,016,997	3,039,452	1,104,241	76,808	987	1,268,275	120,858
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	444	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	91,426	208,968	150,231	119,364	–	–	76,170	16,718
M&E Rate .0125	1,334,220	1,402,303	1,849,366	766,410	76,747	938	891,206	73,977
M&E Rate .0145	3,144	12,482	6,347	3,889	–	–	761	364
M&E Rate .0155	2,519	10,493	5,693	2,311	–	–	2,334	148
M&E Rate .0165	4,736	20,172	9,441	8,496	–	–	162	133
Retired Payout	352	2,404	7,561	–	–	–	–	–
Total Units	1,436,841	1,656,822	2,028,639	900,470	76,747	938	970,633	91,340
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ 344.95	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 404.10	$ 24.66	$ 36.27	$ 24.14	$ –	$ –	$ 43.40	$ 31.87
M&E Rate .0125	$ 393.84	$ 23.37	$ 34.25	$ 23.81	$ 1.00	$ 89.95	$ 42.06	$ 31.41
M&E Rate .0145	$ 379.41	$ 17.61	$ 29.85	$ 23.37	$ –	$ –	$ 41.97	$ 31.18
M&E Rate .0155	$ 376.81	$ 17.37	$ 29.47	$ 23.50	$ –	$ –	$ 41.69	$ 31.09
M&E Rate .0165	$ 368.35	$ 17.14	$ 29.04	$ 23.44	$ –	$ –	$ 41.40	$ 30.88
Retired Payout	$ 316.37	$ 12.83	$ 22.90	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	PUTNAM VT SUSTAINABLE LEADERS IA	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$8,614,674	$377,191	$487,374	$168,187	$4,859,435	$345,988	$1,553,481	$2,522,951
TOTAL ASSETS	$8,614,674	$377,191	$487,374	$168,187	$4,859,435	$345,988	$1,553,481	$2,522,951
Active Contracts	$8,614,674	$377,191	$487,374	$168,187	$4,859,435	$345,988	$1,553,481	$2,522,951
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$8,614,674	$377,191	$487,374	$168,187	$4,859,435	$345,988	$1,553,481	$2,522,951
INVESTMENTS
Cost of investments	$7,682,129	$393,180	$482,897	$166,960	$4,692,382	$318,568	$1,414,899	$2,281,470
Unrealized appreciation (depreciation) on investments	$ 932,545	$ (15,989)	$ 4,477	$ 1,227	$ 167,053	$ 27,420	$ 138,582	$ 241,481
Number of shares in underlying mutual funds	288,309	32,349	34,541	19,243	561,784	8,667	39,853	53,898
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	38,716	–	632	–	76,063	–	–	–
M&E Rate .0125	174,322	21,289	29,777	15,877	278,561	8,736	38,437	54,362
M&E Rate .0145	235	–	7	–	50	–	–	–
M&E Rate .0155	1,488	–	132	–	880	–	–	–
M&E Rate .0165	2,834	–	7	–	1,346	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	217,595	21,289	30,555	15,877	356,900	8,736	38,437	54,362
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 40.28	$ –	$ 16.00	$ –	$ 13.77	$ –	$ –	$ –
M&E Rate .0125	$ 39.46	$ 17.72	$ 15.95	$ 10.59	$ 13.58	$ 39.60	$ 40.42	$ 46.41
M&E Rate .0145	$ 39.06	$ –	$ 16.02	$ –	$ 13.35	$ –	$ –	$ –
M&E Rate .0155	$ 38.74	$ –	$ 15.95	$ –	$ 13.40	$ –	$ –	$ –
M&E Rate .0165	$ 38.43	$ –	$ 16.02	$ –	$ 13.38	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$6,638,411	$1,011,216	$17,186,054	$12,241,190	$1,346,883	$5,018,053	$2,894,086	$2,058,974
TOTAL ASSETS	$6,638,411	$1,011,216	$17,186,054	$12,241,190	$1,346,883	$5,018,053	$2,894,086	$2,058,974
Active Contracts	$6,638,411	$1,011,216	$17,186,054	$12,241,190	$1,346,883	$5,018,053	$2,894,086	$2,058,974
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$6,638,411	$1,011,216	$17,186,054	$12,241,190	$1,346,883	$5,018,053	$2,894,086	$2,058,974
INVESTMENTS
Cost of investments	$6,628,641	$ 981,559	$17,186,054	$11,254,260	$1,319,075	$4,909,502	$2,789,079	$1,958,187
Unrealized appreciation (depreciation) on investments	$ 9,770	$ 29,657	$ –	$ 986,930	$ 27,808	$ 108,551	$ 105,007	$ 100,787
Number of shares in underlying mutual funds	206,933	49,328	17,186,053	166,887	149,488	84,522	298,052	184,001
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	1,561,020	–	–	–	–	–
M&E Rate .0125	163,971	43,459	15,454,300	137,294	146,385	63,575	285,383	176,927
M&E Rate .0145	–	–	114,561	–	–	–	–	–
M&E Rate .0155	–	–	205,605	–	–	–	–	–
M&E Rate .0165	–	–	207,978	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	163,971	43,459	17,543,464	137,294	146,385	63,575	285,383	176,927
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 1.02	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 40.49	$ 23.27	$ 0.98	$ 89.16	$ 9.20	$ 78.93	$ 10.14	$ 11.64
M&E Rate .0145	$ –	$ –	$ 0.95	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ 0.94	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ 0.93	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$1,602,653	$1,724,420	$273,922	$5,502,638	$49,256,307	$9,369,074	$2,937,988	$9,739,191
TOTAL ASSETS	$1,602,653	$1,724,420	$273,922	$5,502,638	$49,256,307	$9,369,074	$2,937,988	$9,739,191
Active Contracts	$1,602,653	$1,724,420	$273,922	$5,502,638	$49,256,307	$9,369,074	$2,937,988	$9,739,191
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$1,602,653	$1,724,420	$273,922	$5,502,638	$49,256,307	$9,369,074	$2,937,988	$9,739,191
INVESTMENTS
Cost of investments	$1,596,209	$1,688,585	$285,334	$5,738,455	$42,549,312	$9,039,627	$2,823,765	$8,874,281
Unrealized appreciation (depreciation) on investments	$ 6,444	$ 35,835	$ (11,412)	$ (235,817)	$ 6,706,995	$ 329,447	$ 114,223	$ 864,910
Number of shares in underlying mutual funds	33,451	135,461	16,411	336,965	165,212	662,594	79,513	101,864
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	48,137	–	–	–	–
M&E Rate .0125	29,071	125,263	15,706	195,786	161,972	627,167	75,638	101,297
M&E Rate .0145	–	–	–	983	–	–	–	–
M&E Rate .0155	–	–	–	2,584	–	–	–	–
M&E Rate .0165	–	–	–	3,670	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	29,071	125,263	15,706	251,160	161,972	627,167	75,638	101,297
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ 22.47	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 55.13	$ 13.77	$ 17.44	$ 21.80	$ 304.10	$ 14.94	$ 38.84	$ 96.15
M&E Rate .0145	$ –	$ –	$ –	$ 21.36	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ 21.12	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ 20.96	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
ASSETS
Investments at market value	$717,233	$7,843,332	$6,421,727	$5,424,965	$3,954,235	$8,630,948	$6,678,005	$10,441,114
TOTAL ASSETS	$717,233	$7,843,332	$6,421,727	$5,424,965	$3,954,235	$8,630,948	$6,678,005	$10,441,114
Active Contracts	$717,233	$7,843,332	$6,421,727	$5,424,965	$3,954,235	$8,630,948	$6,678,005	$10,441,114
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$717,233	$7,843,332	$6,421,727	$5,424,965	$3,954,235	$8,630,948	$6,678,005	$10,441,114
INVESTMENTS
Cost of investments	$717,233	$7,614,262	$6,537,883	$4,851,391	$4,070,024	$7,912,083	$6,508,330	$ 9,931,740
Unrealized appreciation (depreciation) on investments	$ –	$ 229,070	$ (116,156)	$ 573,574	$ (115,789)	$ 718,865	$ 169,675	$ 509,374
Number of shares in underlying mutual funds	717,233	1,315,995	240,334	41,229	145,967	108,743	205,288	526,266
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	709,129	1,176,410	190,074	37,981	114,253	107,899	190,030	501,652
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	709,129	1,176,410	190,074	37,981	114,253	107,899	190,030	501,652
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 1.01	$ 6.67	$ 33.79	$ 142.83	$ 34.61	$ 79.99	$ 35.14	$ 20.81
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO
ASSETS
Investments at market value	$11,809,704	$12,609,087	$8,679,782	$8,571,409	$7,269,361	$4,319,974	$9,591,411	$3,999,250
TOTAL ASSETS	$11,809,704	$12,609,087	$8,679,782	$8,571,409	$7,269,361	$4,319,974	$9,591,411	$3,999,250
Active Contracts	$11,809,704	$12,609,087	$8,679,782	$8,571,409	$7,269,361	$4,319,974	$9,591,411	$3,999,250
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$11,809,704	$12,609,087	$8,679,782	$8,571,409	$7,269,361	$4,319,974	$9,591,411	$3,999,250
INVESTMENTS
Cost of investments	$11,099,075	$11,717,990	$8,105,790	$7,951,579	$6,737,676	$4,192,848	$9,227,393	$3,545,489
Unrealized appreciation (depreciation) on investments	$ 710,629	$ 891,097	$ 573,992	$ 619,830	$ 531,685	$ 127,126	$ 364,018	$ 453,761
Number of shares in underlying mutual funds	323,997	559,906	221,819	347,021	182,785	307,471	868,001	83,842
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	312,086	539,016	214,248	335,551	176,863	290,720	834,631	80,038
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	312,086	539,016	214,248	335,551	176,863	290,720	834,631	80,038
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 37.84	$ 23.39	$ 40.51	$ 25.54	$ 41.10	$ 14.86	$ 11.49	$ 49.97
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2019
	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WELLS FARGO VT ADVANTAGE DISCOVERY FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$634,224	$1,152,967	$1,753,495	$856,258	$777,830	$1,806,659	$40,914,448	$501,294,259
TOTAL ASSETS	$634,224	$1,152,967	$1,753,495	$856,258	$777,830	$1,806,659	$40,914,448	$501,294,259
Active Contracts	$634,224	$1,152,967	$1,753,495	$856,258	$777,830	$1,806,659	$40,684,091	$499,431,190
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ 230,357	$ 1,863,069
TOTAL NET ASSETS	$634,224	$1,152,967	$1,753,495	$856,258	$777,830	$1,806,659	$40,914,448	$501,294,259
INVESTMENTS
Cost of investments	$628,529	$1,040,769	$1,651,622	$780,242	$752,661	$1,733,994	$35,754,586	$476,756,329
Unrealized appreciation (depreciation) on investments	$ 5,695	$ 112,198	$ 101,873	$ 76,016	$ 25,169	$ 72,665	$ 5,159,862	$ 24,537,930
Number of shares in underlying mutual funds	29,623	39,757	72,971	62,319	33,701	147,966	1,245,493	24,441,452
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	7,217
M&E Rate .0029	–	–	–	–	–	–	–	126,560
M&E Rate .0039	–	–	–	–	–	–	–	30,823
M&E Rate .0095	2,016	–	–	–	–	–	74,943	350,341
M&E Rate .0125	27,827	37,993	64,351	55,233	27,465	145,039	673,639	13,956,378
M&E Rate .0145	5	–	–	–	–	–	999	87,281
M&E Rate .0155	5	–	–	–	–	–	2,526	21,044
M&E Rate .0165	5	–	–	–	–	–	2,614	44,899
Retired Payout	–	–	–	–	–	–	7,012	90,837
Total Units	29,858	37,993	64,351	55,233	27,465	145,039	761,733	14,715,380
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 43.43
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 26.10
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 25.97
M&E Rate .0095	$ 21.29	$ –	$ –	$ –	$ –	$ –	$ 56.06	$ 36.25
M&E Rate .0125	$ 21.24	$ 30.35	$ 27.25	$ 15.50	$ 28.32	$ 12.46	$ 53.68	$ 34.23
M&E Rate .0145	$ 21.33	$ –	$ –	$ –	$ –	$ –	$ 52.87	$ 30.55
M&E Rate .0155	$ 21.33	$ –	$ –	$ –	$ –	$ –	$ 52.15	$ 30.16
M&E Rate .0165	$ 21.33	$ –	$ –	$ –	$ –	$ –	$ 51.51	$ 29.75
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ 32.85	$ 20.51
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I
INVESTMENT INCOME
Dividend income distribution	$ –	$ 25,003	$ 436,507	$ 173,595	$ 183,388	$ 4,294	$ 111,083	$43,631
Investment Income	–	25,003	436,507	173,595	183,388	4,294	111,083	43,631
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	38,728	61,669	1,789,735	3,196,433	336,532	10,186	555,300	–
Net realized gain (loss) on investments	(6,059)	(32,731)	3,652	302,029	63,927	(7,825)	254,725	(1,215)
Net change in unrealized appreciation (depreciation) on investments	43,669	131,441	2,004,732	4,115,083	708,416	62,238	2,628,616	63,483
Net gain on investments	76,338	160,379	3,798,119	7,613,545	1,108,875	64,599	3,438,641	62,268
EXPENSES
Mortality and expense risk charge (Note 3)	(4,175)	(11,531)	(262,773)	(356,118)	(92,474)	(3,523)	(173,354)	(9,547)
Total Expenses	(4,175)	(11,531)	(262,773)	(356,118)	(92,474)	(3,523)	(173,354)	(9,547)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,163	$173,851	$3,971,853	$7,431,022	$1,199,789	$65,370	$3,376,370	$96,352
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 46,006	$ 1,243,400	$ –	$ 2,896,937	$ 4,720	$ –	$ 3,602	$ 37,784
Investment Income	46,006	1,243,400	–	2,896,937	4,720	–	3,602	37,784
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	11,864,949	–	17,366,444	10,866	29,793	6,329	113,413
Net realized gain (loss) on investments	(5,551)	643,212	86	1,079,764	567	(96)	(2,671)	(22,431)
Net change in unrealized appreciation (depreciation) on investments	64,244	14,487,540	10,698	34,196,367	10,949	(9,373)	36,478	144,009
Net gain on investments	58,693	26,995,701	10,784	52,642,575	22,382	20,324	40,136	234,991
EXPENSES
Mortality and expense risk charge (Note 3)	(10,269)	(1,758,764)	(610)	(3,083,273)	(1,971)	(1,931)	(2,812)	(20,040)
Total Expenses	(10,269)	(1,758,764)	(610)	(3,083,273)	(1,971)	(1,931)	(2,812)	(20,040)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 94,430	$26,480,337	$10,174	$52,456,239	$25,131	$18,393	$40,926	$252,735
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$10,913	$ 28,252	$ 191,332	$ 7,068	$ 16,684	$ 286,202	$ 3,821	$ 4,192
Investment Income	10,913	28,252	191,332	7,068	16,684	286,202	3,821	4,192
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	26,355	29,158	282,583	9,788	20,731	506,830	2,119	7,899
Net realized gain (loss) on investments	(3,429)	1,873	239,354	1,241	(5,447)	145,940	19	(40)
Net change in unrealized appreciation (depreciation) on investments	59,935	169,035	1,255,634	48,039	146,139	3,006,791	17,544	45,104
Net gain on investments	82,861	200,066	1,777,571	59,068	161,423	3,659,561	19,682	52,963
EXPENSES
Mortality and expense risk charge (Note 3)	(6,553)	(15,260)	(123,966)	(3,881)	(9,717)	(203,169)	(1,261)	(2,904)
Total Expenses	(6,553)	(15,260)	(123,966)	(3,881)	(9,717)	(203,169)	(1,261)	(2,904)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,221	$213,058	$1,844,937	$62,255	$168,390	$3,742,594	$22,242	$54,251
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM INCOME PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 192,521	$ 4,879	$ 5,323	$ 89,497	$ 179,313	$ 581,657	$ 447,597	$ 228,874
Investment Income	192,521	4,879	5,323	89,497	179,313	581,657	447,597	228,874
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	373,530	4,973	384	203,675	1,070,364	6,439,452	4,518,911	3,155,201
Net realized gain (loss) on investments	71,977	918	9,245	(39,987)	(43,482)	(389,543)	1,580	(13,666)
Net change in unrealized appreciation (depreciation) on investments	2,169,078	30,917	2,042	259,084	637,689	1,009,981	2,353,332	1,467,944
Net gain on investments	2,614,585	36,808	11,671	422,772	1,664,571	7,059,890	6,873,823	4,609,479
EXPENSES
Mortality and expense risk charge (Note 3)	(141,711)	(2,169)	(3,234)	(62,483)	(136,391)	(505,560)	(441,695)	(256,076)
Total Expenses	(141,711)	(2,169)	(3,234)	(62,483)	(136,391)	(505,560)	(441,695)	(256,076)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,665,395	$39,518	$13,760	$449,786	$1,707,493	$7,135,987	$6,879,725	$4,582,277
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A
INVESTMENT INCOME
Dividend income distribution	$ 9,208,045	$ 966,812	$ 992,731	$ 318,022	$1,400	$ 69	$ 318,366	$ 29,083
Investment Income	9,208,045	966,812	992,731	318,022	1,400	69	318,366	29,083
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	7,818,624	125	2,311,010	429,779	–	181	2,611,790	153,298
Net realized gain (loss) on investments	19,632,643	9,125	(302,080)	(209,452)	–	4	1,640,981	(109,421)
Net change in unrealized appreciation (depreciation) on investments	102,547,409	2,415,375	12,498,693	3,594,667	–	5,597	5,540,480	383,855
Net gain on investments	129,998,676	2,424,625	14,507,623	3,814,994	–	5,782	9,793,251	427,732
EXPENSES
Mortality and expense risk charge (Note 3)	(6,448,958)	(460,979)	(793,198)	(253,197)	(840)	(358)	(457,804)	(33,197)
Total Expenses	(6,448,958)	(460,979)	(793,198)	(253,197)	(840)	(358)	(457,804)	(33,197)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,757,763	$2,930,458	$14,707,156	$3,879,819	$ 560	$5,493	$9,653,813	$ 423,618
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	PUTNAM VT SUSTAINABLE LEADERS IA	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ –	$ 2,164	$ 2,628	$ 1,941	$ 43,496	$ –	$ –	$ 30,804
Investment Income	–	2,164	2,628	1,941	43,496	–	–	30,804
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	797,736	48,068	29,128	12,783	375,937	–	38,065	–
Net realized gain (loss) on investments	280,337	(2,709)	(163)	(487)	8,781	184	63,400	(3,670)
Net change in unrealized appreciation (depreciation) on investments	1,064,435	9,037	4,477	19,076	688,415	27,420	208,380	451,717
Net gain on investments	2,142,508	54,396	33,442	31,372	1,073,133	27,604	309,845	448,047
EXPENSES
Mortality and expense risk charge (Note 3)	(103,689)	(3,475)	(2,029)	(1,657)	(51,035)	(1,220)	(15,924)	(25,650)
Total Expenses	(103,689)	(3,475)	(2,029)	(1,657)	(51,035)	(1,220)	(15,924)	(25,650)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,038,819	$53,085	$34,041	$31,656	$1,065,594	$26,384	$293,921	$453,201
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$122,785	$ 21,227	$ 293,636	$ 22,452	$ 24,900	$ –	$ 64,370	$ 42,515
Investment Income	122,785	21,227	293,636	22,452	24,900	–	64,370	42,515
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	307,388	47,639	–	190,838	–	518,939	–	–
Net realized gain (loss) on investments	(14,630)	269	–	17,209	85	25,900	1,526	(19,298)
Net change in unrealized appreciation (depreciation) on investments	636,710	102,328	–	1,988,762	52,579	477,921	115,898	321,893
Net gain on investments	929,468	150,236	–	2,196,809	52,664	1,022,760	117,424	302,595
EXPENSES
Mortality and expense risk charge (Note 3)	(58,553)	(11,085)	(212,034)	(113,868)	(15,433)	(47,028)	(27,575)	(20,741)
Total Expenses	(58,553)	(11,085)	(212,034)	(113,868)	(15,433)	(47,028)	(27,575)	(20,741)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$993,700	$160,378	$ 81,602	$2,105,393	$ 62,131	$ 975,732	$154,219	$324,369
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$ 9,187	$ 48,325	$ 18,871	$ 393,161	$ 777,399	$ 251,717	$ 86,634	$ 111,104
Investment Income	9,187	48,325	18,871	393,161	777,399	251,717	86,634	111,104
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	60,509	6,764	–	–	–	–	–	–
Net realized gain (loss) on investments	(5,509)	(2,407)	(397)	(95,144)	153,056	(1,307)	(14,405)	36,070
Net change in unrealized appreciation (depreciation) on investments	194,822	92,306	(13,668)	(192,420)	8,452,318	1,179,145	361,559	1,468,848
Net gain on investments	249,822	96,663	-14,065	-287,564	8,605,374	1,177,838	347,154	1,504,918
EXPENSES
Mortality and expense risk charge (Note 3)	(15,419)	(17,402)	(3,300)	(68,183)	(449,328)	(92,235)	(29,932)	(91,263)
Total Expenses	(15,419)	(17,402)	(3,300)	(68,183)	(449,328)	(92,235)	(29,932)	(91,263)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$243,590	$127,586	$ 1,506	$ 37,414	$8,933,445	$1,337,320	$403,856	$1,524,759
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
INVESTMENT INCOME
Dividend income distribution	$ 7,997	$340,908	$ 14,379	$160,732	$ 59,688	$ 102,325	$156,738	$ 241,262
Investment Income	7,997	340,908	14,379	160,732	59,688	102,325	156,738	241,262
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	587,457	–	207,575	–	71,737	19,969
Net realized gain (loss) on investments	–	(10,565)	14,634	14,810	(36,188)	22,051	(1,369)	14,567
Net change in unrealized appreciation (depreciation) on investments	–	517,889	512,462	789,610	507,064	1,203,680	603,467	906,355
Net gain on investments	–	507,324	1,114,553	804,420	678,451	1,225,731	673,835	940,891
EXPENSES
Mortality and expense risk charge (Note 3)	(4,943)	(78,101)	(60,882)	(53,797)	(38,131)	(78,323)	(65,379)	(87,350)
Total Expenses	(4,943)	(78,101)	(60,882)	(53,797)	(38,131)	(78,323)	(65,379)	(87,350)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,054	$770,131	$1,068,050	$911,355	$700,008	$1,249,733	$765,194	$1,094,803
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 273,947	$ 286,811	$ 191,126	$ 184,782	$154,667	$ 88,447	$205,326	$ 47,111
Investment Income	273,947	286,811	191,126	184,782	154,667	88,447	205,326	47,111
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	–	4,974	–	61,685
Net realized gain (loss) on investments	21,681	15,055	25,810	22,218	13,042	(3,301)	5,962	27,483
Net change in unrealized appreciation (depreciation) on investments	1,180,824	1,497,379	880,108	957,708	791,981	257,427	373,741	591,119
Net gain on investments	1,202,505	1,512,434	905,918	979,926	805,023	259,100	379,703	680,287
EXPENSES
Mortality and expense risk charge (Note 3)	(101,766)	(115,958)	(68,371)	(68,967)	(56,937)	(37,576)	(92,416)	(34,801)
Total Expenses	(101,766)	(115,958)	(68,371)	(68,967)	(56,937)	(37,576)	(92,416)	(34,801)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,374,686	$1,683,287	$1,028,673	$1,095,741	$902,753	$309,971	$492,613	$692,597
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
December 31, 2019
	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WELLS FARGO VT ADVANTAGE DISCOVERY FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ –	$ 13,721	$ 17,488	$ 14,797	$ 2,049	$ 43,897	$ –	$ 8,038,904
Investment Income	–	13,721	17,488	14,797	2,049	43,897	–	8,038,904
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	29,923	90,149	26,741	44,533	–	3,981,232	19,228,890
Net realized gain (loss) on investments	729	(11,285)	3,468	987	(9,016)	11,448	1,452,368	(219,531)
Net change in unrealized appreciation (depreciation) on investments	5,695	228,933	208,107	98,335	71,922	62,890	6,255,859	55,169,234
Net gain on investments	6,424	247,571	301,724	126,063	107,439	74,338	11,689,459	74,178,593
EXPENSES
Mortality and expense risk charge (Note 3)	(2,839)	(12,393)	(16,311)	(7,448)	(6,283)	(18,825)	(462,741)	(6,019,181)
Total Expenses	(2,839)	(12,393)	(16,311)	(7,448)	(6,283)	(18,825)	(462,741)	(6,019,181)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,585	$248,899	$302,901	$133,412	$103,205	$ 99,410	$11,226,718	$76,198,316
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I
OPERATIONS
Investment Income	$ –	$ 25,003	$ 436,507	$ 173,595	$ 183,388	$ 4,294	$ 111,083	$ 43,631
Capital gain distribution	38,728	61,669	1,789,735	3,196,433	336,532	10,186	555,300	–
Net realized gain (loss) on investments	(6,059)	(32,731)	3,652	302,029	63,927	(7,825)	254,725	(1,215)
Net change in unrealized appreciation (depreciation) on investments	43,669	131,441	2,004,732	4,115,083	708,416	62,238	2,628,616	63,483
Mortality and expense risk charge (Note 3)	(4,175)	(11,531)	(262,773)	(356,118)	(92,474)	(3,523)	(173,354)	(9,547)
Net increase in net assets resulting from operations	72,163	173,851	3,971,853	7,431,022	1,199,789	65,370	3,376,370	96,352
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	121,096	534,752	1,525,427	2,227,198	517,149	134,041	1,063,914	577,458
Net transfer from (to) fixed accumulation account	4,363	(100,712)	(453,040)	(947,315)	(268,562)	(7,026)	(224,566)	(16,684)
Transfer between funds	(862)	62,813	661,323	1,871,623	588,267	49,806	153,896	(11,151)
Payments to contract owners	(53,363)	(78,683)	(927,688)	(1,147,512)	(318,617)	(3,548)	(740,955)	(157,172)
Annual maintenance charge (Note 3)	(110)	(296)	(8,320)	(26,076)	(4,909)	(131)	(4,255)	(220)
Surrender charges (Note 3)	–	–	(11,505)	(14,397)	(2,465)	–	(6,962)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	71,124	417,874	786,197	1,963,521	510,863	173,142	241,072	392,231
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,287	591,725	4,758,050	9,394,543	1,710,652	238,512	3,617,442	488,583
Net Assets:
Beginning of period	216,947	677,773	19,830,888	24,756,524	7,091,577	174,588	12,211,004	564,422
End of period	$360,234	$1,269,498	$24,588,938	$34,151,067	$8,802,229	$413,100	$15,828,446	$1,053,005
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 46,006	$ 1,243,400	$ –	$ 2,896,937	$ 4,720	$ –	$ 3,602	$ 37,784
Capital gain distribution	–	11,864,949	–	17,366,444	10,866	29,793	6,329	113,413
Net realized gain (loss) on investments	(5,551)	643,212	86	1,079,764	567	(96)	(2,671)	(22,431)
Net change in unrealized appreciation (depreciation) on investments	64,244	14,487,540	10,698	34,196,367	10,949	(9,373)	36,478	144,009
Mortality and expense risk charge (Note 3)	(10,269)	(1,758,764)	(610)	(3,083,273)	(1,971)	(1,931)	(2,812)	(20,040)
Net increase in net assets resulting from operations	94,430	26,480,337	10,174	52,456,239	25,131	18,393	40,926	252,735
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	115,384	5,570,690	127,036	9,484,879	619,748	19,238	44,553	100,471
Net transfer from (to) fixed accumulation account	54,717	(4,359,852)	5,094	(7,641,076)	(17,722)	37,820	(2,112)	138,484
Transfer between funds	399,528	327,992	8,186	(1,263,470)	21,762	357,990	6,531	341,343
Payments to contract owners	(80,469)	(7,276,061)	(2,132)	(13,882,747)	–	(4,055)	(7,595)	(224,974)
Annual maintenance charge (Note 3)	(150)	(15,359)	–	(44,689)	(2)	(25)	(61)	(875)
Surrender charges (Note 3)	(868)	(14,433)	–	(22,433)	–	(94)	–	(2,534)
Mortality guarantee adjustment	–	2,885	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	488,142	(5,764,138)	138,184	(13,369,536)	623,786	410,874	41,316	351,915
TOTAL INCREASE (DECREASE) IN NET ASSETS	582,572	20,716,199	148,358	39,086,703	648,917	429,267	82,242	604,650
Net Assets:
Beginning of period	481,322	129,569,322	–	222,530,239	–	–	177,255	1,348,025
End of period	$1,063,894	$150,285,521	$148,358	$261,616,942	$648,917	$429,267	$259,497	$1,952,675
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$ 10,913	$ 28,252	$ 191,332	$ 7,068	$ 16,684	$ 286,202	$ 3,821	$ 4,192
Capital gain distribution	26,355	29,158	282,583	9,788	20,731	506,830	2,119	7,899
Net realized gain (loss) on investments	(3,429)	1,873	239,354	1,241	(5,447)	145,940	19	(40)
Net change in unrealized appreciation (depreciation) on investments	59,935	169,035	1,255,634	48,039	146,139	3,006,791	17,544	45,104
Mortality and expense risk charge (Note 3)	(6,553)	(15,260)	(123,966)	(3,881)	(9,717)	(203,169)	(1,261)	(2,904)
Net increase in net assets resulting from operations	87,221	213,058	1,844,937	62,255	168,390	3,742,594	22,242	54,251
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	102,263	424,100	1,214,787	101,492	364,605	2,109,345	165,765	10,804
Net transfer from (to) fixed accumulation account	(69,234)	(3,805)	118,547	(5,216)	(46)	(106,593)	–	2,695
Transfer between funds	(579)	–	723,885	–	–	892,626	–	–
Payments to contract owners	(8,258)	(64,044)	(1,247,301)	(21,609)	(92,500)	(634,687)	–	(112)
Annual maintenance charge (Note 3)	(183)	(355)	(8,324)	(161)	(302)	(18,357)	(68)	(170)
Surrender charges (Note 3)	–	–	(23,445)	–	–	(8,220)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	24,009	355,896	778,149	74,506	271,757	2,234,114	165,697	13,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	111,230	568,954	2,623,086	136,761	440,147	5,976,708	187,939	67,468
Net Assets:
Beginning of period	448,073	893,052	8,907,194	244,239	571,489	13,898,571	46,030	198,365
End of period	$559,303	$1,462,006	$11,530,280	$381,000	$1,011,636	$19,875,279	$233,969	$265,833
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM INCOME PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2
OPERATIONS
Investment Income	$ 192,521	$ 4,879	$ 5,323	$ 89,497	$ 179,313	$ 581,657	$ 447,597	$ 228,874
Capital gain distribution	373,530	4,973	384	203,675	1,070,364	6,439,452	4,518,911	3,155,201
Net realized gain (loss) on investments	71,977	918	9,245	(39,987)	(43,482)	(389,543)	1,580	(13,666)
Net change in unrealized appreciation (depreciation) on investments	2,169,078	30,917	2,042	259,084	637,689	1,009,981	2,353,332	1,467,944
Mortality and expense risk charge (Note 3)	(141,711)	(2,169)	(3,234)	(62,483)	(136,391)	(505,560)	(441,695)	(256,076)
Net increase in net assets resulting from operations	2,665,395	39,518	13,760	449,786	1,707,493	7,135,987	6,879,725	4,582,277
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,847,525	159,425	663,252	495,531	824,080	4,010,933	3,292,962	2,385,323
Net transfer from (to) fixed accumulation account	(59,516)	5,776	673	39,944	(308,886)	(981,738)	(253,126)	(226,766)
Transfer between funds	309,475	(850)	1,572	(189,047)	(14,219)	(579,371)	(970,306)	(260,036)
Payments to contract owners	(240,100)	(22,106)	(408,821)	(664,812)	(1,011,687)	(2,661,486)	(1,958,456)	(687,290)
Annual maintenance charge (Note 3)	(25,288)	(206)	(1)	(2,383)	(11,296)	(45,246)	(39,660)	(29,223)
Surrender charges (Note 3)	(6,560)	–	–	(4,064)	(18,257)	(25,346)	(20,861)	(18,546)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,825,536	142,039	256,675	(324,831)	(540,265)	(282,254)	50,553	1,163,462
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,490,931	181,557	270,435	124,955	1,167,228	6,853,733	6,930,278	5,745,739
Net Assets:
Beginning of period	9,286,404	123,770	2,362	5,056,382	10,858,066	38,339,781	32,621,134	18,145,309
End of period	$13,777,335	$305,327	$ 272,797	$5,181,337	$12,025,294	$45,193,514	$39,551,412	$23,891,048
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A
OPERATIONS
Investment Income	$ 9,208,045	$ 966,812	$ 992,731	$ 318,022	$ 1,400	$ 69	$ 318,366	$ 29,083
Capital gain distribution	7,818,624	125	2,311,010	429,779	–	181	2,611,790	153,298
Net realized gain (loss) on investments	19,632,643	9,125	(302,080)	(209,452)	–	4	1,640,981	(109,421)
Net change in unrealized appreciation (depreciation) on investments	102,547,409	2,415,375	12,498,693	3,594,667	–	5,597	5,540,480	383,855
Mortality and expense risk charge (Note 3)	(6,448,958)	(460,979)	(793,198)	(253,197)	(840)	(358)	(457,804)	(33,197)
Net increase in net assets resulting from operations	132,757,763	2,930,458	14,707,156	3,879,819	560	5,493	9,653,813	423,618
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	20,074,324	2,158,453	3,460,568	1,370,746	27,164	72,360	1,271,677	258,191
Net transfer from (to) fixed accumulation account	(17,540,428)	(508,394)	(1,601,563)	(484,979)	(3)	3,525	(1,093,552)	(34,216)
Transfer between funds	(1,898,386)	364,979	(353,203)	(340,028)	5,424	2,988	220,265	(70,651)
Payments to contract owners	(28,153,965)	(2,472,360)	(3,915,825)	(1,129,932)	–	–	(1,637,334)	(130,501)
Annual maintenance charge (Note 3)	(299,892)	(17,398)	(8,844)	(6,415)	(25)	(3)	(10,099)	(275)
Surrender charges (Note 3)	(41,584)	(9,883)	(10,626)	(9,932)	–	–	(5,527)	(2,718)
Mortality guarantee adjustment	2,035	546	2,059	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(27,857,896)	(484,057)	(2,427,434)	(600,540)	32,560	78,870	(1,254,570)	19,830
TOTAL INCREASE (DECREASE) IN NET ASSETS	104,899,867	2,446,401	12,279,722	3,279,279	33,120	84,363	8,399,243	443,448
Net Assets:
Beginning of period	461,664,510	36,261,660	57,323,717	18,198,201	43,688	–	32,527,995	2,432,979
End of period	$566,564,377	$38,708,061	$69,603,439	$21,477,480	$76,808	$84,363	$40,927,238	$2,876,427
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	PUTNAM VT SUSTAINABLE LEADERS IA	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ –	$ 2,164	$ 2,628	$ 1,941	$ 43,496	$ –	$ –	$ 30,804
Capital gain distribution	797,736	48,068	29,128	12,783	375,937	–	38,065	–
Net realized gain (loss) on investments	280,337	(2,709)	(163)	(487)	8,781	184	63,400	(3,670)
Net change in unrealized appreciation (depreciation) on investments	1,064,435	9,037	4,477	19,076	688,415	27,420	208,380	451,717
Mortality and expense risk charge (Note 3)	(103,689)	(3,475)	(2,029)	(1,657)	(51,035)	(1,220)	(15,924)	(25,650)
Net increase in net assets resulting from operations	2,038,819	53,085	34,041	31,656	1,065,594	26,384	293,921	453,201
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	586,912	116,258	26,603	52,987	318,681	297,178	678,095	567,787
Net transfer from (to) fixed accumulation account	(518,448)	(1,179)	15,934	(1,704)	(648)	10,405	21,924	(13,132)
Transfer between funds	102,374	51,148	410,796	(2,966)	65,806	12,041	13,095	65,200
Payments to contract owners	(332,041)	(3,842)	–	(7,521)	(214,397)	–	(333,669)	(135,934)
Annual maintenance charge (Note 3)	(4,398)	(71)	–	(29)	(1,150)	(20)	(348)	(2,860)
Surrender charges (Note 3)	(3,851)	–	–	–	(2,997)	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(169,452)	162,314	453,333	40,767	165,295	319,604	379,097	481,061
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,869,367	215,399	487,374	72,423	1,230,889	345,988	673,018	934,262
Net Assets:
Beginning of period	6,745,307	161,792	–	95,764	3,628,546	–	880,463	1,588,689
End of period	$8,614,674	$377,191	$487,374	$168,187	$4,859,435	$345,988	$1,553,481	$2,522,951
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 122,785	$ 21,227	$ 293,636	$ 22,452	$ 24,900	$ –	$ 64,370	$ 42,515
Capital gain distribution	307,388	47,639	–	190,838	–	518,939	–	–
Net realized gain (loss) on investments	(14,630)	269	–	17,209	85	25,900	1,526	(19,298)
Net change in unrealized appreciation (depreciation) on investments	636,710	102,328	–	1,988,762	52,579	477,921	115,898	321,893
Mortality and expense risk charge (Note 3)	(58,553)	(11,085)	(212,034)	(113,868)	(15,433)	(47,028)	(27,575)	(20,741)
Net increase in net assets resulting from operations	993,700	160,378	81,602	2,105,393	62,131	975,732	154,219	324,369
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,659,146	239,246	846,319	4,673,311	307,671	1,774,355	1,110,459	628,442
Net transfer from (to) fixed accumulation account	(24,705)	(24,406)	(206,153)	149,911	8,122	29,429	(21,420)	(82,842)
Transfer between funds	131,700	10,831	1,236,773	78,794	(32,871)	169,282	16,238	29,165
Payments to contract owners	(121,289)	(38,530)	(2,842,567)	(513,176)	(49,510)	(116,075)	(102,985)	(81,502)
Annual maintenance charge (Note 3)	(4,624)	(1,119)	(5,122)	(13,270)	(1,037)	(4,387)	(1,597)	(1,886)
Surrender charges (Note 3)	–	–	(10,949)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,640,228	186,022	(981,699)	4,375,570	232,375	1,852,604	1,000,695	491,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,633,928	346,400	(900,097)	6,480,963	294,506	2,828,336	1,154,914	815,746
Net Assets:
Beginning of period	3,004,483	664,816	18,086,151	5,760,227	1,052,377	2,189,717	1,739,172	1,243,228
End of period	$6,638,411	$1,011,216	$17,186,054	$12,241,190	$1,346,883	$5,018,053	$2,894,086	$2,058,974
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 9,187	$ 48,325	$ 18,871	$ 393,161	$ 777,399	$ 251,717	$ 86,634	$ 111,104
Capital gain distribution	60,509	6,764	–	–	–	–	–	–
Net realized gain (loss) on investments	(5,509)	(2,407)	(397)	(95,144)	153,056	(1,307)	(14,405)	36,070
Net change in unrealized appreciation (depreciation) on investments	194,822	92,306	(13,668)	(192,420)	8,452,318	1,179,145	361,559	1,468,848
Mortality and expense risk charge (Note 3)	(15,419)	(17,402)	(3,300)	(68,183)	(449,328)	(92,235)	(29,932)	(91,263)
Net increase in net assets resulting from operations	243,590	127,586	1,506	37,414	8,933,445	1,337,320	403,856	1,524,759
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	562,877	577,416	85,234	369,980	16,602,428	2,462,915	809,139	3,160,484
Net transfer from (to) fixed accumulation account	2,488	(23,039)	(3,263)	(101,338)	1,088,279	24,202	15,458	339,327
Transfer between funds	13,156	23,608	6,295	66,062	654,490	393,051	27,909	380,867
Payments to contract owners	(39,834)	(56,478)	(1,264)	(513,328)	(1,588,942)	(269,232)	(159,501)	(307,071)
Annual maintenance charge (Note 3)	(1,518)	(1,041)	(78)	(1,378)	(40,859)	(7,596)	(3,556)	(6,883)
Surrender charges (Note 3)	–	–	–	(3,091)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	537,169	520,466	86,924	(183,093)	16,715,396	2,603,340	689,449	3,566,724
TOTAL INCREASE (DECREASE) IN NET ASSETS	780,759	648,052	88,430	(145,679)	25,648,841	3,940,660	1,093,305	5,091,483
Net Assets:
Beginning of period	821,894	1,076,368	185,492	5,648,317	23,607,466	5,428,414	1,844,683	4,647,708
End of period	$1,602,653	$1,724,420	$273,922	$5,502,638	$49,256,307	$9,369,074	$2,937,988	$9,739,191
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 7,997	$ 340,908	$ 14,379	$ 160,732	$ 59,688	$ 102,325	$ 156,738	$ 241,262
Capital gain distribution	–	–	587,457	–	207,575	–	71,737	19,969
Net realized gain (loss) on investments	–	(10,565)	14,634	14,810	(36,188)	22,051	(1,369)	14,567
Net change in unrealized appreciation (depreciation) on investments	–	517,889	512,462	789,610	507,064	1,203,680	603,467	906,355
Mortality and expense risk charge (Note 3)	(4,943)	(78,101)	(60,882)	(53,797)	(38,131)	(78,323)	(65,379)	(87,350)
Net increase in net assets resulting from operations	3,054	770,131	1,068,050	911,355	700,008	1,249,733	765,194	1,094,803
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	538,125	2,914,531	2,208,207	1,750,100	1,120,607	3,199,363	1,839,049	4,489,236
Net transfer from (to) fixed accumulation account	(46,083)	23,949	142,945	71,893	32,960	330,050	(119,308)	310,730
Transfer between funds	30,013	(6,811)	211,544	35,895	161,254	279,934	101,140	354,675
Payments to contract owners	(96,916)	(430,739)	(195,587)	(232,868)	(149,211)	(244,625)	(218,918)	(251,748)
Annual maintenance charge (Note 3)	(469)	(6,649)	(5,322)	(4,094)	(2,619)	(6,473)	(2,274)	(7,122)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	424,670	2,494,281	2,361,787	1,620,926	1,162,991	3,558,249	1,599,689	4,895,771
TOTAL INCREASE (DECREASE) IN NET ASSETS	427,724	3,264,412	3,429,837	2,532,281	1,862,999	4,807,982	2,364,883	5,990,574
Net Assets:
Beginning of period	289,509	4,578,920	2,991,890	2,892,684	2,091,236	3,822,966	4,313,122	4,450,540
End of period	$717,233	$7,843,332	$6,421,727	$5,424,965	$3,954,235	$8,630,948	$6,678,005	$10,441,114
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO
OPERATIONS
Investment Income	$ 273,947	$ 286,811	$ 191,126	$ 184,782	$ 154,667	$ 88,447	$ 205,326	$ 47,111
Capital gain distribution	–	–	–	–	–	4,974	–	61,685
Net realized gain (loss) on investments	21,681	15,055	25,810	22,218	13,042	(3,301)	5,962	27,483
Net change in unrealized appreciation (depreciation) on investments	1,180,824	1,497,379	880,108	957,708	791,981	257,427	373,741	591,119
Mortality and expense risk charge (Note 3)	(101,766)	(115,958)	(68,371)	(68,967)	(56,937)	(37,576)	(92,416)	(34,801)
Net increase in net assets resulting from operations	1,374,686	1,683,287	1,028,673	1,095,741	902,753	309,971	492,613	692,597
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,400,121	4,776,427	4,569,172	4,201,900	4,021,506	2,068,219	3,597,823	1,553,944
Net transfer from (to) fixed accumulation account	(97,090)	366,986	(87,732)	133,422	54,444	(11,091)	255,439	(28,315)
Transfer between funds	206,848	3,729	170,220	34,588	34,188	45,977	169,132	57,604
Payments to contract owners	(210,905)	(496,008)	(47,770)	(117,791)	(210,248)	(329,575)	(377,206)	(157,208)
Annual maintenance charge (Note 3)	(10,987)	(14,951)	(14,658)	(17,901)	(22,595)	(1,030)	(5,786)	(856)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,287,987	4,636,183	4,589,232	4,234,218	3,877,295	1,772,500	3,639,402	1,425,169
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,662,673	6,319,470	5,617,905	5,329,959	4,780,048	2,082,471	4,132,015	2,117,766
Net Assets:
Beginning of period	5,147,031	6,289,617	3,061,877	3,241,450	2,489,313	2,237,503	5,459,396	1,881,484
End of period	$11,809,704	$12,609,087	$8,679,782	$8,571,409	$7,269,361	$4,319,974	$9,591,411	$3,999,250
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2019
	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WELLS FARGO VT ADVANTAGE DISCOVERY FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ –	$ 13,721	$ 17,488	$ 14,797	$ 2,049	$ 43,897	$ –	$ 8,038,904
Capital gain distribution	–	29,923	90,149	26,741	44,533	–	3,981,232	19,228,890
Net realized gain (loss) on investments	729	(11,285)	3,468	987	(9,016)	11,448	1,452,368	(219,531)
Net change in unrealized appreciation (depreciation) on investments	5,695	228,933	208,107	98,335	71,922	62,890	6,255,859	55,169,234
Mortality and expense risk charge (Note 3)	(2,839)	(12,393)	(16,311)	(7,448)	(6,283)	(18,825)	(462,741)	(6,019,181)
Net increase in net assets resulting from operations	3,585	248,899	302,901	133,412	103,205	99,410	11,226,718	76,198,316
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	277,412	327,492	555,201	351,519	420,830	1,299,508	1,540,644	17,425,965
Net transfer from (to) fixed accumulation account	27,695	(8,964)	3,159	(6,714)	(7,962)	(10,199)	(1,049,356)	(20,328,610)
Transfer between funds	341,307	3,546	89,393	(20,499)	10,198	172	436,741	(8,114,952)
Payments to contract owners	(15,397)	(154,472)	(78,640)	(47,230)	(53,582)	(507,595)	(1,529,749)	(29,064,737)
Annual maintenance charge (Note 3)	(28)	(311)	(338)	(192)	(139)	(281)	(13,355)	(257,003)
Surrender charges (Note 3)	(350)	–	–	–	–	–	(6,880)	(35,743)
Mortality guarantee adjustment	–	–	–	–	–	–	2,242	256
Net increase (decrease) in net assets resulting from contract owners; transactions	630,639	167,291	568,775	276,884	369,345	781,605	(619,713)	(40,374,824)
TOTAL INCREASE (DECREASE) IN NET ASSETS	634,224	416,190	871,676	410,296	472,550	881,015	10,607,005	35,823,492
Net Assets:
Beginning of period	–	736,777	881,819	445,962	305,280	925,644	30,307,443	465,470,767
End of period	$634,224	$1,152,967	$1,753,495	$856,258	$777,830	$1,806,659	$40,914,448	$501,294,259
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I
OPERATIONS
Investment Income	$ –	$ 13,143	$ 394,105	$ 67,654	$ 97,968	$ 2,025	$ 92,278	$ 16,035
Capital gain distribution	34,112	33,804	1,639,714	2,591,185	282,941	3,739	366,735	–
Net realized gain (loss) on investments	497	(7,289)	28,448	163,682	36,837	387	173,673	(2,363)
Net change in unrealized appreciation (depreciation) on investments	(53,902)	(101,823)	(3,988,435)	(3,105,510)	(786,546)	(32,032)	(2,636,565)	(35,230)
Mortality and expense risk charge (Note 3)	(1,417)	(6,109)	(250,627)	(307,984)	(85,741)	(1,879)	(160,646)	(4,019)
Net increase (decrease) in net assets resulting from operations	(20,710)	(68,274)	(2,176,795)	(590,973)	(454,541)	(27,760)	(2,164,525)	(25,577)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	173,333	518,799	1,802,238	2,280,213	527,393	141,707	1,070,000	452,216
Net transfer from (to) fixed accumulation account	31,746	29,234	(260,852)	(362,701)	6,051	6,080	(48,335)	4,460
Transfer between funds	538	19,593	822,160	2,264,679	252,220	3,562	776,910	12,992
Payments to contract owners	(606)	(62,237)	(1,096,979)	(1,311,709)	(254,633)	(39,415)	(755,144)	(25,813)
Annual maintenance charge (Note 3)	(14)	(131)	(10,622)	(33,369)	(4,591)	(38)	(3,662)	(58)
Surrender charges (Note 3)	–	–	(9,971)	(24,910)	(3,996)	–	(11,258)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	204,997	505,258	1,245,974	2,812,203	522,444	111,896	1,028,511	443,797
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,287	436,984	(930,821)	2,221,230	67,903	84,136	(1,136,014)	418,220
Net Assets:
Beginning of period	32,660	240,789	20,761,709	22,535,294	7,023,674	90,452	13,347,018	146,202
End of period	$216,947	$ 677,773	$19,830,888	$24,756,524	$7,091,577	$174,588	$12,211,004	$564,422
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	BLACKROCK HIGH YIELD VI FUND CLASS III	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	DFA VA U.S. TARGETED VALUE PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 25,088	$ 3,016,553	$ 2,086	$ 1,262,311	$ 19,855	$ 7,245	$ 13,521	$ 115,833
Capital gain distribution	–	15,630,346	12,145	8,441,842	57,267	4,812	6,058	182,741
Net realized gain (loss) on investments	(8,282)	2,402,381	(3)	2,158,643	28,936	(37)	156	168,583
Net change in unrealized appreciation (depreciation) on investments	(32,577)	(49,898,870)	(52,944)	(23,928,349)	(192,450)	(39,228)	(96,772)	(1,120,895)
Mortality and expense risk charge (Note 3)	(6,327)	(3,283,647)	(1,676)	(1,924,021)	(18,012)	(3,147)	(7,121)	(114,149)
Net increase (decrease) in net assets resulting from operations	(22,098)	(32,133,237)	(40,392)	(13,989,574)	(104,404)	(30,355)	(84,158)	(767,887)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	74,824	10,482,110	163,740	6,239,871	103,441	230,807	895,692	1,148,391
Net transfer from (to) fixed accumulation account	(65,026)	(7,378,833)	1,664	(4,251,407)	6,520	156,161	(125,038)	(168,555)
Transfer between funds	95,124	(2,905,308)	160	(1,850,126)	31,547	320	–	266,793
Payments to contract owners	(26,502)	(15,661,371)	–	(8,831,845)	(116,732)	(299)	(2,083)	(937,632)
Annual maintenance charge (Note 3)	(150)	(47,179)	(23)	(32,628)	(825)	(74)	(90)	(8,675)
Surrender charges (Note 3)	(87)	(27,321)	–	(21,322)	(818)	–	–	(29,413)
Mortality guarantee adjustment	–	–	–	2,711	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	78,183	(15,537,902)	165,541	(8,744,746)	23,133	386,915	768,481	270,909
TOTAL INCREASE (DECREASE) IN NET ASSETS	56,085	(47,671,139)	125,149	(22,734,320)	(81,271)	356,560	684,323	(496,978)
Net Assets:
Beginning of period	425,237	270,201,378	52,106	152,303,642	1,429,296	91,513	208,729	9,404,172
End of period	$481,322	$222,530,239	$177,255	$129,569,322	$1,348,025	$448,073	$ 893,052	$ 8,907,194
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM INCOME PORTFOLIO
OPERATIONS
Investment Income	$ 3,639	$ 7,366	$ 146,849	$ 588	$ 2,286	$ 95,873	$ 1,544	$ 41
Capital gain distribution	4,872	9,565	273,091	228	3,630	154,017	1,090	24
Net realized gain (loss) on investments	(8,027)	3,255	132,976	10	573	56,949	507	–
Net change in unrealized appreciation (depreciation) on investments	(20,421)	(81,253)	(2,020,404)	(5,628)	(23,499)	(1,355,791)	(17,536)	(110)
Mortality and expense risk charge (Note 3)	(3,503)	(6,852)	(173,959)	(319)	(2,225)	(114,709)	(717)	(29)
Net increase (decrease) in net assets resulting from operations	(23,440)	(67,919)	(1,641,447)	(5,121)	(19,235)	(1,163,661)	(15,112)	(74)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	192,899	485,131	2,057,157	50,463	265,659	2,002,577	114,070	282
Net transfer from (to) fixed accumulation account	113,612	176	(98,877)	–	(5,445)	(29,056)	(435)	–
Transfer between funds	16,935	–	890,094	–	–	228,013	(66)	–
Payments to contract owners	(158,444)	–	(517,156)	–	(42,772)	(155,888)	–	–
Annual maintenance charge (Note 3)	(37)	(50)	(18,850)	(25)	–	(26,101)	(63)	(5)
Surrender charges (Note 3)	–	–	(9,484)	–	–	(6,381)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	164,965	485,257	2,302,884	50,438	217,442	2,013,164	113,506	277
TOTAL INCREASE (DECREASE) IN NET ASSETS	141,525	417,338	661,437	45,317	198,207	849,503	98,394	203
Net Assets:
Beginning of period	102,714	154,151	13,237,134	713	158	8,436,901	25,376	2,159
End of period	$ 244,239	$571,489	$13,898,571	$46,030	$198,365	$ 9,286,404	$123,770	$2,362
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2
OPERATIONS
Investment Income	$ 87,606	$ 149,454	$ 459,024	$ 310,627	$ 129,681	$ 7,973,883	$ 843,072	$ 884,843
Capital gain distribution	232,598	881,386	4,608,829	3,062,257	1,929,221	2,526,158	233,456	–
Net realized gain (loss) on investments	(5,694)	109,509	286,436	259,340	196,527	20,932,783	(80,348)	44,537
Net change in unrealized appreciation (depreciation) on investments	(409,024)	(1,763,768)	(7,971,297)	(6,351,094)	(4,062,821)	(53,090,697)	(1,308,181)	(11,080,473)
Mortality and expense risk charge (Note 3)	(62,977)	(139,957)	(492,072)	(425,418)	(239,431)	(6,420,952)	(451,073)	(814,221)
Net increase (decrease) in net assets resulting from operations	(157,491)	(763,376)	(3,109,080)	(3,144,288)	(2,046,823)	(28,078,825)	(763,074)	(10,965,314)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	262,094	1,058,027	4,537,524	3,592,861	2,375,182	21,528,849	2,262,070	3,879,678
Net transfer from (to) fixed accumulation account	(54,198)	(273,892)	(1,664,247)	(192,832)	(269,922)	(15,409,738)	(1,140,715)	(1,291,003)
Transfer between funds	(105,998)	(421,551)	(418,722)	(622,119)	(470,771)	(4,911,281)	966,286	470,247
Payments to contract owners	(670,650)	(830,499)	(1,768,514)	(1,124,477)	(634,185)	(29,470,962)	(2,853,756)	(3,834,006)
Annual maintenance charge (Note 3)	(2,750)	(12,183)	(48,709)	(43,618)	(32,023)	(315,014)	(14,969)	(10,324)
Surrender charges (Note 3)	(4,414)	(8,985)	(31,475)	(30,428)	(18,795)	(58,798)	(12,149)	(12,042)
Mortality guarantee adjustment	–	–	–	–	–	846	472	1,598
Net increase (decrease) in net assets resulting from contract owners; transactions	(575,916)	(489,083)	605,857	1,579,387	949,486	(28,636,098)	(792,761)	(795,852)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(733,407)	(1,252,459)	(2,503,223)	(1,564,901)	(1,097,337)	(56,714,923)	(1,555,835)	(11,761,166)
Net Assets:
Beginning of period	5,789,789	12,110,525	40,843,004	34,186,035	19,242,646	518,379,433	37,817,495	69,084,883
End of period	$5,056,382	$10,858,066	$38,339,781	$32,621,134	$18,145,309	$461,664,510	$36,261,660	$ 57,323,717
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC
OPERATIONS
Investment Income	$ 508,590	$ 595	$ 298,472	$ 22,502	$ –	$ 752	$ 939	$ 28,930
Capital gain distribution	1,042,695	–	4,240,342	338,719	1,006,107	10,601	6,754	271,862
Net realized gain (loss) on investments	(299,171)	–	1,682,774	64,121	226,801	(53)	(23)	81,080
Net change in unrealized appreciation (depreciation) on investments	(2,479,585)	–	(8,298,593)	(843,836)	(1,088,228)	(25,340)	(19,819)	(870,401)
Mortality and expense risk charge (Note 3)	(235,938)	(491)	(449,808)	(33,440)	(84,175)	(1,055)	(1,291)	(48,622)
Net increase (decrease) in net assets resulting from operations	(1,463,409)	104	(2,526,813)	(451,934)	60,505	(15,095)	(13,440)	(537,151)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,524,260	43,782	1,333,840	256,232	568,497	134,886	26,759	407,443
Net transfer from (to) fixed accumulation account	(559,178)	(29)	(930,674)	(35,121)	(109,689)	25,088	(28)	(73,718)
Transfer between funds	111,936	(934)	125,251	314,017	882,700	(3,384)	17	(41,013)
Payments to contract owners	(1,125,431)	(79,882)	(1,673,400)	(180,347)	(301,842)	–	–	(235,054)
Annual maintenance charge (Note 3)	(2,253)	(18)	(11,648)	(590)	(6,346)	(13)	(17)	(343)
Surrender charges (Note 3)	(8,683)	–	(3,075)	(4,173)	(5,369)	–	–	(3,807)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(59,349)	(37,081)	(1,159,706)	350,018	1,027,951	156,577	26,731	53,508
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,522,758)	(36,977)	(3,686,519)	(101,916)	1,088,456	141,482	13,291	(483,643)
Net Assets:
Beginning of period	19,720,959	80,665	36,214,514	2,534,895	5,656,851	20,310	82,473	4,112,189
End of period	$18,198,201	$ 43,688	$32,527,995	$2,432,979	$ 6,745,307	$161,792	$ 95,764	$3,628,546
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ –	$ 8,971	$ 53,389	$ 14,113	$ 239,119	$ 9,837	$ 11,778	$ –
Capital gain distribution	28,163	–	234,131	19,108	–	454,273	–	250,622
Net realized gain (loss) on investments	4,519	1,086	754	(899)	–	6,962	(1,876)	7,611
Net change in unrealized appreciation (depreciation) on investments	(74,665)	(225,460)	(609,974)	(74,927)	–	(923,759)	(26,466)	(353,966)
Mortality and expense risk charge (Note 3)	(7,272)	(11,806)	(25,074)	(5,502)	(224,246)	(46,717)	(7,044)	(19,026)
Net increase (decrease) in net assets resulting from operations	(49,255)	(227,209)	(346,774)	(48,107)	14,873	(499,404)	(23,608)	(114,759)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	657,300	1,335,570	2,139,573	436,186	930,151	4,225,984	660,594	1,271,277
Net transfer from (to) fixed accumulation account	(18,854)	40,992	211,536	28,924	448,317	208,364	110,613	146,794
Transfer between funds	(588)	161,087	181,555	86,949	511,757	531,886	158,411	206,651
Payments to contract owners	–	(30,474)	(57,463)	(15,011)	(2,678,808)	(106,625)	(27,874)	(39,352)
Annual maintenance charge (Note 3)	(136)	(821)	(1,586)	(429)	(5,873)	(3,976)	(285)	(1,061)
Surrender charges (Note 3)	–	–	–	–	(3,779)	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	637,722	1,506,354	2,473,615	536,619	(798,235)	4,855,633	901,459	1,584,309
TOTAL INCREASE (DECREASE) IN NET ASSETS	588,467	1,279,145	2,126,841	488,512	(783,362)	4,356,229	877,851	1,469,550
Net Assets:
Beginning of period	291,996	309,544	877,642	176,304	18,869,513	1,403,998	174,526	720,167
End of period	$880,463	$1,588,689	$3,004,483	$664,816	$18,086,151	$5,760,227	$1,052,377	$2,189,717
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 31,225	$ 25,072	$ 3,022	$ 27,320	$ –	$ –	$ 356,421	$ 130,006
Capital gain distribution	–	11,939	63,986	11,049	–	–	–	–
Net realized gain (loss) on investments	(9,557)	4,118	2,599	(3,012)	(375)	(73,863)	87,899	(1,450)
Net change in unrealized appreciation (depreciation) on investments	(9,914)	(230,271)	(191,083)	(55,169)	3,442	180,949	(2,164,078)	(907,259)
Mortality and expense risk charge (Note 3)	(12,699)	(10,707)	(7,174)	(9,427)	(1,640)	(70,099)	(212,569)	(48,391)
Net increase (decrease) in net assets resulting from operations	(945)	(199,849)	(128,650)	(29,239)	1,427	36,987	(1,932,327)	(827,094)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,028,617	799,716	520,361	611,312	162,869	418,643	13,214,732	3,384,090
Net transfer from (to) fixed accumulation account	235,425	118,081	86,809	91,690	4,007	(82,709)	2,488,614	552,368
Transfer between funds	90,982	122,478	141,742	65,076	(3,431)	44,599	2,294,421	686,720
Payments to contract owners	(11,484)	(22,854)	(14,401)	(14,296)	(79,780)	(519,468)	(912,078)	(119,025)
Annual maintenance charge (Note 3)	(626)	(765)	(593)	(269)	(37)	(1,541)	(15,821)	(2,661)
Surrender charges (Note 3)	–	–	–	–	–	(3,741)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,342,914	1,016,656	733,918	753,513	83,628	(144,217)	17,069,868	4,501,492
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,341,969	816,807	605,268	724,274	85,055	(107,230)	15,137,541	3,674,398
Net Assets:
Beginning of period	397,203	426,421	216,626	352,094	100,437	5,755,547	8,469,925	1,754,016
End of period	$1,739,172	$1,243,228	$ 821,894	$1,076,368	$185,492	$5,648,317	$23,607,466	$5,428,414
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 40,106	$ 56,291	$ 3,493	$ 168,226	$ 11,238	$ 98,583	$ 39,255	$ 47,607
Capital gain distribution	–	–	–	–	357,448	–	168,152	–
Net realized gain (loss) on investments	(4,457)	12,068	–	(5,774)	11,447	(2,774)	(5,364)	14,884
Net change in unrealized appreciation (depreciation) on investments	(272,378)	(676,914)	–	(284,304)	(658,624)	(209,000)	(601,359)	(556,464)
Mortality and expense risk charge (Note 3)	(16,188)	(41,662)	(2,329)	(35,751)	(26,635)	(24,235)	(18,552)	(35,092)
Net increase (decrease) in net assets resulting from operations	(252,917)	(650,217)	1,164	(157,603)	(305,126)	(137,426)	(417,868)	(529,065)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,143,392	2,657,215	240,026	3,030,498	1,744,449	1,565,064	1,127,163	2,276,763
Net transfer from (to) fixed accumulation account	122,412	381,707	43,091	372,129	275,606	267,094	284,763	324,195
Transfer between funds	194,980	762,988	(10,334)	387,118	269,463	338,126	401,458	454,317
Payments to contract owners	(33,743)	(105,280)	(76,285)	(48,011)	(58,527)	(63,671)	(86,898)	(83,751)
Annual maintenance charge (Note 3)	(1,322)	(2,463)	(136)	(1,759)	(1,822)	(1,598)	(1,041)	(2,615)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,425,719	3,694,167	196,362	3,739,975	2,229,169	2,105,015	1,725,445	2,968,909
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,172,802	3,043,950	197,526	3,582,372	1,924,043	1,967,589	1,307,577	2,439,844
Net Assets:
Beginning of period	671,881	1,603,758	91,983	996,548	1,067,847	925,095	783,659	1,383,122
End of period	$1,844,683	$4,647,708	$289,509	$4,578,920	$2,991,890	$2,892,684	$2,091,236	$3,822,966
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$ 105,995	$ 109,931	$ 123,615	$ 149,906	$ 71,150	$ 73,407	$ 58,072	$ 50,303
Capital gain distribution	95,152	25,388	11,170	13,713	5,085	3,995	2,062	32,810
Net realized gain (loss) on investments	8,541	12,989	8,668	13,417	3,616	7,415	2,934	946
Net change in unrealized appreciation (depreciation) on investments	(434,241)	(418,432)	(488,229)	(633,730)	(323,914)	(377,906)	(277,236)	(136,307)
Mortality and expense risk charge (Note 3)	(35,449)	(38,820)	(41,485)	(46,557)	(21,155)	(25,369)	(18,814)	(20,207)
Net increase (decrease) in net assets resulting from operations	(260,002)	(308,944)	(386,261)	(503,251)	(265,218)	(318,458)	(232,982)	(72,455)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,781,518	2,959,850	3,759,056	4,058,828	2,370,351	2,359,296	2,016,478	1,405,070
Net transfer from (to) fixed accumulation account	609,264	170,269	199,828	842,629	73,990	101,875	46,948	189,507
Transfer between funds	271,622	182,850	515,563	706,456	221,502	272,362	109,021	(43,299)
Payments to contract owners	(132,314)	(192,470)	(86,579)	(169,569)	(8,531)	(97,156)	(40,905)	(259,769)
Annual maintenance charge (Note 3)	(573)	(2,321)	(2,678)	(3,713)	(2,912)	(4,596)	(5,590)	(375)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,529,517	3,118,178	4,385,190	5,434,631	2,654,400	2,631,781	2,125,952	1,291,134
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,269,515	2,809,234	3,998,929	4,931,380	2,389,182	2,313,323	1,892,970	1,218,679
Net Assets:
Beginning of period	1,043,607	1,641,306	1,148,102	1,358,237	672,695	928,127	596,343	1,018,824
End of period	$4,313,122	$4,450,540	$5,147,031	$6,289,617	$3,061,877	$3,241,450	$2,489,313	$2,237,503
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WELLS FARGO VT ADVANTAGE DISCOVERY FUND
OPERATIONS
Investment Income	$ 91,209	$ 13,188	$ 2,308	$ 5,821	$ 5,199	$ 451	$ 4,239	$ –
Capital gain distribution	509	12,838	7,725	23,667	6,375	12,214	359	4,198,157
Net realized gain (loss) on investments	(17,477)	18,667	2,361	2,837	(828)	1,593	(1,594)	1,431,444
Net change in unrealized appreciation (depreciation) on investments	(5,432)	(170,732)	(126,342)	(133,173)	(23,850)	(51,817)	10,015	(7,836,834)
Mortality and expense risk charge (Note 3)	(40,378)	(17,463)	(6,425)	(8,694)	(3,785)	(2,760)	(6,533)	(428,349)
Net increase (decrease) in net assets resulting from operations	28,431	(143,502)	(120,373)	(109,542)	(16,889)	(40,319)	6,486	(2,635,582)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,180,395	845,194	484,060	429,789	278,176	170,240	653,003	1,598,657
Net transfer from (to) fixed accumulation account	428,077	621,462	123,444	152,927	81,078	96,399	166,796	(532,819)
Transfer between funds	563,257	(197)	46,961	2,030	(2,877)	(156)	(6,801)	223,654
Payments to contract owners	(88,372)	(70,684)	(10,442)	(34,377)	(9,301)	(2,614)	(20,536)	(2,305,674)
Annual maintenance charge (Note 3)	(1,776)	(320)	(98)	(159)	(58)	(39)	(82)	(9,893)
Surrender charges (Note 3)	–	–	–	–	–	–	–	(7,486)
Mortality guarantee adjustment	–	–	–	–	–	–	–	1,756
Net increase (decrease) in net assets resulting from contract owners; transactions	4,081,581	1,395,455	643,925	550,210	347,018	263,830	792,380	(1,031,805)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,110,012	1,251,953	523,552	440,668	330,129	223,511	798,866	(3,667,387)
Net Assets:
Beginning of period	1,349,384	629,531	213,225	441,151	115,833	81,769	126,778	33,974,830
End of period	$5,459,396	$1,881,484	$ 736,777	$ 881,819	$445,962	$305,280	$925,644	$30,307,443
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
December 31, 2018
	WILSHIRE VIT 2015 FUND	WILSHIRE VIT 2025 FUND	WILSHIRE VIT 2035 FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 514,336	$ 1,062,741	$ 1,237,112	$ 7,192,511
Capital gain distribution	1,217,461	3,047,751	4,868,484	6,403,490
Net realized gain (loss) on investments	(3,485,287)	(3,335,401)	(3,022,567)	498,722
Net change in unrealized appreciation (depreciation) on investments	1,072,650	(2,899,435)	(6,675,534)	(43,510,306)
Mortality and expense risk charge (Note 3)	(243,792)	(599,983)	(814,506)	(4,834,133)
Net increase (decrease) in net assets resulting from operations	(924,632)	(2,724,327)	(4,407,011)	(34,249,716)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	625,507	3,154,273	5,559,985	10,101,793
Net transfer from (to) fixed accumulation account	(628,094)	(1,743,249)	(836,573)	(14,292,328)
Transfer between funds	(19,412,649)	(48,260,602)	(66,061,036)	126,105,670
Payments to contract owners	(2,517,376)	(3,314,415)	(3,196,856)	(24,869,667)
Annual maintenance charge (Note 3)	(9,550)	(35,595)	(96,203)	(139,516)
Surrender charges (Note 3)	(376)	(15,095)	(22,738)	(8,647)
Mortality guarantee adjustment	–	–	–	63,912
Net increase (decrease) in net assets resulting from contract owners; transactions	(21,942,538)	(50,214,683)	(64,653,421)	96,961,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,867,170)	(52,939,010)	(69,060,432)	62,711,501
Net Assets:
Beginning of period	22,867,170	52,939,010	69,060,432	402,759,266
End of period	$ –	$ –	$ –	$465,470,767
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
December 31, 2019
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:
ALGER MID CAP GROWTH PORTFOLIO I-2	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
AMERICAN FUNDS IS GROWTH FUND CLASS 4	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	FIDELITY VIP FREEDOM INCOME PORTFOLIO
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
BLACKROCK HIGH YIELD VI FUND CLASS I	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
BLACKROCK HIGH YIELD VI FUND CLASS III	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	FIDELITY VIP INDEX 500 PORTFOLIO SC2
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
CALVERT VP SRI BALANCED I	FIDELITY VIP OVERSEAS PORTFOLIO SC2
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
DFA VA U.S. TARGETED VALUE PORTFOLIO	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	JPMORGAN SMALL CAP VALUE FUND CLASS A
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH INITIAL
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS

DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	JPMORGAN SMALL CAP VALUE FUND CLASS A
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
FIDELITY VIP FREEDOM INCOME PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	MFS VIT INTERNATIONAL GROWTH INITIAL
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS

JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
JPMORGAN SMALL CAP VALUE FUND CLASS A	MFS VIT INTERNATIONAL GROWTH INITIAL
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS

MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
The funds listed above are collectively referred to as the "Funds".
Effective May 1, 2019, seven funds were added to the Separate Account: Calvert VP SRI Balanced I, ClearBridge Variable Small Cap Growth I, Dreyfus VIF International Equity Initial, Janus Henderson VIT Enterprise Institutional, MFS VIT International Growth Initial, Putnam VT Sustainable Leaders IA, and Vanguard VIF Global Bond Index. Effective June 3,2019, the Dreyfus Family of Funds was renamed BNY Mellon Family of Funds.
Effective December 7, 2018 Wilshire VIT 2015 Fund, Wilshire VIT 2025 Fund, and Wilshire VIT 2035 Fund were closed and assets were transferred to Wilshire VIT Global Allocation Fund.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The financial statements of the Separate Account are presented in conformity with U.S. generally accepted accounting principles based on guidance in Accounting Standards Codification (ASC) 946 Financial Services - Investment Companies.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2019, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Subsequent Events
Coronavirus disease 2019, known as COVID-19, was first reported in China on December 31, 2019 and has since been characterized as a pandemic by the World Health Organization. Governments and central banks are responding to limit the impact of COVID-19 on the economy, but businesses and individuals across the globe are experiencing the effects. Reactions to the outbreak have led to market declines, reducing the fair market value of invested assets held by the Separate Account, and prompted the Federal Reserve to reduce interest rates, which will influence future investment returns.  It is too early to estimate the extent to which the Separate Accounts assets and investment income may be affected.
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $2,435 and $10,394 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2019 and 2018, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2019 purchases and proceeds from sales of fund shares were as follows:
Account Division	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO I-2	$ 185,887	$ 86,269
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	753,423	293,140
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	5,760,291	3,006,974
AMERICAN FUNDS IS GROWTH FUND CLASS 4	9,454,132	4,174,672
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	1,952,708	950,472
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	234,402	58,128
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	2,596,826	1,607,999
BLACKROCK HIGH YIELD VI FUND CLASS I	628,319	203,219
BLACKROCK HIGH YIELD VI FUND CLASS III	720,819	202,491
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	22,155,061	15,926,402
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	141,908	4,248
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	33,217,408	28,327,072
CALVERT VP SRI BALANCED I	666,080	28,113
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	450,754	12,114
DFA VA U.S. TARGETED VALUE PORTFOLIO	67,081	21,318
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	1,097,594	636,952
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	139,570	88,275
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	481,513	81,593
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	3,252,311	1,884,860
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	118,075	29,354
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	401,981	107,973
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	4,607,970	1,638,053
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	171,706	1,311
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	25,590	3,226
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	3,088,293	766,441
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	175,053	24,414
FIDELITY VIP FREEDOM INCOME PORTFOLIO	671,205	402,812
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	1,255,033	1,389,162
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	2,309,697	1,780,159
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	11,275,431	5,431,679
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	8,384,704	3,807,758
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	6,195,785	1,917,990
FIDELITY VIP INDEX 500 PORTFOLIO SC2	44,510,118	42,157,660
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	5,336,912	5,305,887
FIDELITY VIP OVERSEAS PORTFOLIO SC2	8,212,557	8,431,527
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	2,992,415	3,307,804
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	33,984	865
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	79,122	357
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	5,206,360	2,347,598
JPMORGAN SMALL CAP VALUE FUND CLASS A	728,177	668,584
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	2,163,898	1,358,967
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	233,126	26,765
MFS VIT INTERNATIONAL GROWTH INITIAL	485,244	2,347
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	67,893	14,545
MFS VIT MID CAP VALUE PORTFOLIO SC	1,195,220	652,746
PUTNAM VT SUSTAINABLE LEADERS IA	322,786	4,218
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	835,031	370,393
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	782,784	300,240
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	3,404,973	407,755
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	367,211	123,139
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	3,491,001	4,391,099
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	5,553,006	1,060,805
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	358,935	117,008
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	2,770,107	419,692
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	1,252,182	213,167
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	827,490	333,636
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	743,487	157,550
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	712,459	156,713

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
Account Division	Purchases	Sales
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	178,217	76,119
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	1,255,896	1,209,155
VANGUARD 500 INDEX FUND ADMIRAL SHARES	20,536,399	3,339,876
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	3,361,336	599,820
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	1,034,459	302,713
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	4,277,321	654,685
VANGUARD FEDERAL MONEY MARKET FUND	552,415	124,691
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	3,477,244	730,721
VANGUARD MID-CAP GROWTH INDEX FUND	3,336,934	419,559
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,301,433	558,763
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	1,696,463	340,528
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	4,130,353	526,052
VANGUARD TARGET RETIREMENT 2020 FUND	2,216,079	454,663
VANGUARD TARGET RETIREMENT 2025 FUND	5,718,314	634,095
VANGUARD TARGET RETIREMENT 2030 FUND	6,084,860	603,010
VANGUARD TARGET RETIREMENT 2035 FUND	5,669,128	847,037
VANGUARD TARGET RETIREMENT 2040 FUND	5,121,591	383,795
VANGUARD TARGET RETIREMENT 2045 FUND	4,774,198	401,947
VANGUARD TARGET RETIREMENT 2050 FUND	4,392,890	404,823
VANGUARD TARGET RETIREMENT INCOME FUND	2,280,274	455,230
VANGUARD TOTAL BOND MARKET INDEX FUND	4,531,056	772,782
VANGUARD VIF EQUITY INDEX PORTFOLIO	1,786,968	260,321
VANGUARD VIF GLOBAL BOND INDEX	655,855	27,326
VANGUARD VIF INTERNATIONAL PORTFOLIO	415,125	227,868
VANGUARD VIF MID-CAP INDEX PORTFOLIO	782,314	118,746
VANGUARD VIF REIT INDEX PORTFOLIO	404,776	92,815
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	502,752	102,124
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	1,366,102	547,977
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	7,615,444	3,264,298
WILSHIRE VIT GLOBAL ALLOCATION FUND	45,794,075	65,139,818

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
December 31, 2019
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units Outstanding at 01/01/2018	Consideration Received 2018	Net Transfers 2018	Payments to Contract Owners 2018	Units Outstanding at 012/31/2018	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019
ALGER MID CAP GROWTH PORTFOLIO I-2	1,288	6,831	1,264	(23)	9,360	4,438	136	(1,854)	12,080
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	15,288	33,039	3,210	(3,937)	47,600	34,155	(2,559)	(5,001)	74,195
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,071,132	94,444	29,093	(57,782)	1,136,887	80,037	11,304	(49,831)	1,178,397
AMERICAN FUNDS IS GROWTH FUND CLASS 4	186,264	17,618	14,904	(10,578)	208,209	16,357	6,986	(8,718)	222,833
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	489,893	37,194	17,641	(18,459)	526,269	35,431	20,862	(22,294)	560,268
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	3,560	5,633	418	(1,535)	8,075	5,393	1,618	(144)	14,942
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	463,600	38,974	26,385	(28,256)	500,703	37,912	(1,786)	(26,841)	509,988
BLACKROCK HIGH YIELD VI FUND CLASS I	19,408	59,761	2,251	(3,429)	77,991	72,294	(2,870)	(19,638)	127,776
BLACKROCK HIGH YIELD VI FUND CLASS III	56,502	9,889	3,796	(3,553)	66,633	14,560	58,731	(10,182)	129,742
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,415,892	173,734	(165,571)	(244,824)	4,179,231	161,227	(114,578)	(209,977)	4,015,903
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	–	–	–	–	–	7,143	741	(119)	7,764
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,930,383	74,516	(72,890)	(111,561)	1,820,448	67,456	(63,385)	(99,061)	1,725,458
CALVERT VP SRI BALANCED I	–	–	–	–	–	269,369	1,514	(1)	270,883
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	–	–	–	–	–	665	13,759	(141)	14,283
DFA VA U.S. TARGETED VALUE PORTFOLIO	2,473	7,542	112	(1)	10,126	2,270	238	(387)	12,246
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	97,791	7,159	1,738	(8,126)	98,562	6,725	32,047	(14,929)	122,404
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	6,428	16,462	10,991	(27)	33,855	7,236	(4,901)	(567)	35,623
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	14,062	60,220	(8,968)	(146)	65,168	27,685	(245)	(3,968)	88,640
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	598,612	73,934	6,296	(63,123)	615,720	75,784	53,472	(80,825)	664,151
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	6,909	13,228	8,971	(11,067)	18,040	6,554	(333)	(1,362)	22,899
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	6,652	20,883	–	(2)	27,533	15,169	–	(3,998)	38,704
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	539,383	84,910	32,080	(22,770)	633,603	83,968	29,798	(26,392)	720,976
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	32	2,313	–	(1)	2,343	7,043	–	(3)	9,384
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	7	12,123	–	(1,931)	10,199	457	120	(12)	10,764
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	361,700	86,841	8,182	(8,162)	448,560	77,833	10,366	(11,364)	525,395
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	1,282	5,751	(3)	(3)	7,026	7,470	253	(1,094)	13,655
FIDELITY VIP FREEDOM INCOME PORTFOLIO	184	24	–	–	208	54,241	125	(32,873)	21,700
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	487,171	22,292	(13,549)	(57,493)	438,421	41,012	(11,734)	(55,298)	412,401
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	876,774	77,050	(50,664)	(62,307)	840,853	58,531	(23,759)	(74,157)	801,468
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,081,794	345,940	(155,620)	(139,686)	3,132,427	297,114	(115,127)	(206,399)	3,108,015
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,322,873	244,867	(56,101)	(81,317)	2,430,322	220,820	(82,497)	(133,173)	2,435,472
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,276,578	157,841	(48,517)	(45,234)	1,340,668	155,841	(31,962)	(47,912)	1,416,634
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,601,081	64,825	(60,944)	(89,494)	1,515,467	56,841	(54,990)	(80,478)	1,436,841

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
December 31, 2019
Account Division	Units Outstanding at 01/01/2018	Consideration Received 2018	Net Transfers 2018	Payments to Contract Owners 2018	Units Outstanding at 012/31/2018	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,715,304	105,139	(7,812)	(133,658)	1,678,973	95,403	(5,101)	(112,453)	1,656,822
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,126,646	124,262	(23,771)	(123,350)	2,103,787	112,170	(61,076)	(126,244)	2,028,639
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	928,036	74,483	(21,098)	(54,648)	926,773	59,697	(35,578)	(50,423)	900,470
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	81,190	44,165	(942)	(80,391)	44,023	27,323	5,426	(25)	76,747
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	–	–	–	–	–	863	75	–	938
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,036,271	37,566	(22,411)	(47,277)	1,004,149	33,873	(23,506)	(43,883)	970,633
JPMORGAN SMALL CAP VALUE FUND CLASS A	80,015	8,122	8,419	(5,856)	90,701	8,717	(3,545)	(4,533)	91,340
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	192,700	16,836	21,499	(9,236)	221,799	15,228	(10,505)	(8,927)	217,595
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	1,345	8,587	1,504	(1)	11,434	7,194	2,891	(231)	21,289
MFS VIT INTERNATIONAL GROWTH INITIAL	–	–	–	–	–	1,763	28,793	–	30,555
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	8,817	2,889	3	(2)	11,708	5,421	(475)	(777)	15,877
MFS VIT MID CAP VALUE PORTFOLIO SC	340,604	33,980	(10,071)	(20,314)	344,199	25,947	4,538	(17,785)	356,900
PUTNAM VT SUSTAINABLE LEADERS IA	–	–	–	–	–	8,132	605	(1)	8,736
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	9,329	19,175	(551)	(4)	27,948	18,462	998	(8,971)	38,437
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	6,896	31,841	4,791	(761)	42,767	13,582	1,300	(3,286)	54,362
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	24,276	59,344	10,802	(1,636)	92,785	71,596	3,004	(3,413)	163,971
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	8,436	21,471	5,644	(756)	34,796	11,027	(559)	(1,804)	43,459
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	19,346,439	957,014	1,001,634	(2,762,444)	18,542,644	865,731	1,048,974	(2,913,884)	17,543,464
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	19,889	55,476	9,562	(1,444)	83,482	57,251	3,002	(6,441)	137,294
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	19,154	74,943	29,608	(3,217)	120,487	34,154	(2,653)	(5,604)	146,385
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	12,753	20,147	5,463	(626)	37,737	24,530	2,985	(1,676)	63,575
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	41,479	110,012	34,875	(1,299)	185,067	111,365	(529)	(10,520)	285,383
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	37,315	73,002	21,489	(2,114)	129,691	59,867	(4,816)	(7,815)	176,927
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	4,269	10,187	4,364	(289)	18,531	11,089	252	(800)	29,071
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	27,097	47,952	12,239	(1,148)	86,139	43,360	44	(4,279)	125,263
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	5,870	9,460	46	(4,636)	10,740	4,847	195	(77)	15,706
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	266,151	19,332	(1,724)	(24,225)	259,533	16,808	(1,662)	(23,519)	251,160
VANGUARD 500 INDEX FUND ADMIRAL SHARES	34,133	51,610	18,650	(3,594)	100,798	60,601	6,595	(6,022)	161,972
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	119,569	239,321	87,717	(8,565)	438,043	178,316	30,987	(20,179)	627,167
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	17,338	31,586	8,483	(978)	56,429	22,615	1,248	(4,654)	75,638
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	18,881	30,495	12,980	(1,223)	61,133	35,469	8,257	(3,563)	101,297
VANGUARD FEDERAL MONEY MARKET FUND	92,220	240,182	32,867	(76,507)	288,761	533,332	(16,448)	(96,517)	709,129
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	164,133	503,931	126,405	(8,259)	786,210	455,898	2,844	(68,542)	1,176,410
VANGUARD MID-CAP GROWTH INDEX FUND	39,377	59,815	18,386	(2,057)	115,521	69,502	11,349	(6,297)	190,074

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
December 31, 2019
Account Division	Units Outstanding at 01/01/2018	Consideration Received 2018	Net Transfers 2018	Payments to Contract Owners 2018	Units Outstanding at 012/31/2018	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019
VANGUARD REIT INDEX FUND ADMIRAL SHARES	7,662	13,472	5,217	(558)	25,793	13,120	855	(1,787)	37,981
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	22,963	35,733	21,341	(2,728)	77,309	35,602	6,145	(4,803)	114,253
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	19,481	31,294	10,523	(1,173)	60,126	42,976	8,190	(3,393)	107,899
VANGUARD TARGET RETIREMENT 2020 FUND	32,630	86,713	27,450	(4,195)	142,598	54,835	(660)	(6,744)	190,030
VANGUARD TARGET RETIREMENT 2025 FUND	87,278	157,201	18,844	(10,665)	252,658	228,722	33,777	(13,505)	501,652
VANGUARD TARGET RETIREMENT 2030 FUND	33,733	110,760	20,784	(2,619)	162,658	153,351	2,414	(6,337)	312,086
VANGUARD TARGET RETIREMENT 2035 FUND	64,782	195,296	73,547	(8,470)	325,155	220,929	16,760	(23,828)	539,016
VANGUARD TARGET RETIREMENT 2040 FUND	18,592	66,003	8,182	(315)	92,462	121,425	2,033	(1,672)	214,248
VANGUARD TARGET RETIREMENT 2045 FUND	40,783	104,128	16,267	(4,582)	156,596	178,175	6,631	(5,852)	335,551
VANGUARD TARGET RETIREMENT 2050 FUND	16,292	55,539	4,208	(1,272)	74,767	105,787	2,418	(6,108)	176,863
VANGUARD TARGET RETIREMENT INCOME FUND	74,169	102,542	10,623	(19,048)	168,287	143,598	2,266	(23,431)	290,720
VANGUARD TOTAL BOND MARKET INDEX FUND	124,477	300,485	93,668	(8,541)	510,088	319,437	39,082	(33,977)	834,631
VANGUARD VIF EQUITY INDEX PORTFOLIO	15,409	20,162	14,957	(1,693)	48,835	34,039	631	(3,467)	80,038
VANGUARD VIF GLOBAL BOND INDEX	–	–	–	–	–	13,079	17,520	(742)	29,858
VANGUARD VIF INTERNATIONAL PORTFOLIO	7,858	17,820	6,169	(382)	31,465	12,383	(158)	(5,697)	37,993
VANGUARD VIF MID-CAP INDEX PORTFOLIO	18,739	17,999	6,527	(1,432)	41,833	21,923	3,711	(3,116)	64,351
VANGUARD VIF REIT INDEX PORTFOLIO	8,886	21,945	6,506	(738)	36,599	23,753	(1,874)	(3,245)	55,233
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	3,346	6,589	3,806	(101)	13,640	15,791	39	(2,006)	27,465
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	10,775	56,829	13,940	(1,785)	79,760	108,469	(845)	(42,344)	145,039
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	796,318	36,531	(6,663)	(51,806)	774,380	31,730	(12,848)	(31,528)	761,733
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,680,349	327,804	3,771,692	(801,140)	15,978,705	553,794	(890,778)	(926,342)	14,715,380

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	29.82	360,234	1.25%	0.00%	28.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	74,195	17.11	1,269,498	1.25%	2.57%	20.15%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,178,397	20.28 to 21.14	24,588,938	0.95% to 1.65%	1.97%	19.01% to 19.91%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	149.07 to 155.46	34,151,067	0.95% to 1.65%	0.59%	28.33% to 29.22%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	560,268	15.06 to 15.91	8,802,229	0.95% to 1.65%	2.31%	16.06% to 16.81%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	27.65	413,100	1.25%	1.46%	27.89%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	30.20 to 31.51	15,828,446	0.95% to 1.65%	0.79%	26.73% to 27.62%
BLACKROCK HIGH YIELD VI FUND CLASS I	127,776	8.28	1,053,005	1.25%	5.40%	13.89%
BLACKROCK HIGH YIELD VI FUND CLASS III	129,742	8.02 to 8.29	1,063,894	0.95% to 1.65%	5.95%	12.32% to 13.87%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,015,903	19.06 to 38.61	150,285,521	0.95% to 1.65%	0.89%	20.24% to 22.21%
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	7,764	19.11	148,358	1.25%	0.00%	4.99% [1]
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	145.53 to 156.31	261,616,942	0.95% to 1.65%	1.20%	23.53% to 24.39%
CALVERT VP SRI BALANCED I	270,883	2.40	648,917	1.25%	1.96%	9.39% [1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	14,283	30.04 to 30.17	429,267	0.95% to 1.65%	0.00%	5.45% to 5.90%[1]
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	21.19	259,497	1.25%	1.65%	21.02%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	15.78 to 16.38	1,952,675	0.95% to 1.65%	2.29%	16.03% to 17.25%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	15.70	559,303	1.25%	2.17%	18.58%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	16.49	1,462,006	1.25%	2.40%	20.36%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	17.00 to 17.58	11,530,280	0.95% to 1.65%	1.87%	19.55% to 20.41%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	16.64	381,000	1.25%	2.26%	22.90%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	26.14	1,011,636	1.25%	2.11%	25.92%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	27.04 to 27.89	19,875,279	0.95% to 1.65%	1.69%	25.07% to 25.97%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	24.93	233,969	1.25%	2.73%	26.93%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	24.70	265,833	1.25%	1.81%	26.99%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	25.75 to 26.58	13,777,335	0.95% to 1.65%	1.67%	25.47% to 27.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	22.36	305,327	1.25%	2.27%	26.90%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	21,700	12.57	272,797	1.25%	3.87%	10.55%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	12.43 to 12.68	5,181,337	0.95% to 1.65%	1.75%	8.43% to 9.12%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	14.73 to 15.20	12,025,294	0.95% to 1.65%	1.57%	15.85% to 16.65%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	14.31 to 14.72	45,193,514	0.95% to 1.65%	1.39%	18.26% to 19.09%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	15.97 to 16.44	39,551,412	0.95% to 1.65%	1.24%	20.53% to 21.33%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	16.69 to 17.07	23,891,048	0.95% to 1.65%	1.09%	24.09% to 24.96%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	316.37 to 404.10	566,564,377	0.00% to 1.65%	1.79%	28.90% to 31.02%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	12.83 to 24.66	38,708,061	0.95% to 1.65%	2.58%	7.60% to 9.40%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	22.90 to 36.27	69,603,439	0.95% to 1.65%	1.56%	25.44% to 27.50%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	23.37 to 24.14	21,477,480	0.95% to 1.65%	1.60%	21.01% to 21.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	1.00	76,808	1.25%	2.32%	1.01%
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	938	89.95	84,363	1.25%	0.18%	10.24% [1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	41.40 to 43.40	40,927,238	0.95% to 1.65%	0.87%	29.62% to 30.53%
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	30.88 to 31.87	2,876,427	0.95% to 1.65%	1.10%	16.88% to 17.73%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	38.43 to 40.28	8,614,674	0.95% to 1.65%	0.00%	29.66% to 30.52%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	21,289	17.72	377,191	1.25%	0.80%	25.23%
MFS VIT INTERNATIONAL GROWTH INITIAL	30,555	15.95 to 16.02	487,374	0.95% to 1.65%	1.15%	8.62% to 9.10%[1]
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	10.59	168,187	1.25%	1.47%	29.46%
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	13.35 to 13.77	4,859,435	0.95% to 1.65%	1.02%	28.65% to 29.54%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
PUTNAM VT SUSTAINABLE LEADERS IA	8,736	39.60	345,988	1.25%	0.00%	10.25% [1]
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	40.42	1,553,481	1.25%	0.00%	28.32%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	54,362	46.41	2,522,951	1.25%	1.50%	24.93%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	163,971	40.49	6,638,411	1.25%	2.55%	25.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	43,459	23.27	1,011,216	1.25%	2.53%	21.77%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	0.93 to 01.02	17,186,054	0.95% to 1.65%	1.66%	0.99% to 1.03%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	137,294	89.16	12,241,190	1.25%	0.25%	29.22%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	146,385	9.20	1,346,883	1.25%	2.08%	5.38%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	63,575	78.93	5,018,053	1.25%	0.00%	36.02%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	285,383	10.14	2,894,086	1.25%	2.78%	7.87%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	176,927	11.64	2,058,974	1.25%	2.57%	21.38%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	29,071	55.13	1,602,653	1.25%	0.76%	24.31%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	125,263	13.77	1,724,420	1.25%	3.45%	10.16%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	17.44	273,922	1.25%	8.22%	0.98%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	20.96 to 22.47	5,502,638	0.95% to 1.65%	7.05%	0.19% to 0.85%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	304.10	49,256,307	1.25%	2.13%	29.85%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	14.94	9,369,074	1.25%	3.40%	20.58%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	38.84	2,937,988	1.25%	3.62%	18.81%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	96.15	9,739,191	1.25%	1.54%	26.46%
VANGUARD FEDERAL MONEY MARKET FUND	709,129	1.01	717,233	1.25%	1.59%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	6.67	7,843,332	1.25%	5.49%	14.41%
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	33.79	6,421,727	1.25%	0.31%	30.46%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	142.83	5,424,965	1.25%	3.86%	27.36%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	34.61	3,954,235	1.25%	1.97%	27.95%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	79.99	8,630,948	1.25%	1.64%	25.81%
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	35.14	6,678,005	1.25%	2.85%	16.17%
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	20.81	10,441,114	1.25%	3.24%	18.17%
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	37.84	11,809,704	1.25%	3.23%	19.60%
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	23.39	12,609,087	1.25%	3.04%	20.94%
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	40.51	8,679,782	1.25%	3.26%	22.35%
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	25.54	8,571,409	1.25%	3.13%	23.38%
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	41.10	7,269,361	1.25%	3.17%	23.46%
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	14.86	4,319,974	1.25%	2.70%	11.73%
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	11.49	9,591,411	1.25%	2.73%	7.38%
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	49.97	3,999,250	1.25%	1.60%	29.69%
VANGUARD VIF GLOBAL BOND INDEX	29,858	21.24 to 21.33	634,224	0.95% to 1.65%	0.00%	4.36% to 4.81%[1]
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	30.35	1,152,967	1.25%	1.45%	29.59%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	27.25	1,753,495	1.25%	1.33%	29.27%
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	15.50	856,258	1.25%	2.27%	27.15%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	28.32	777,830	1.25%	0.38%	26.54%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	12.46	1,806,659	1.25%	3.21%	7.32%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	761,733	32.85 to 56.06	40,914,448	0.95% to 1.65%	0.00%	36.78% to 39.02%
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	20.51 to 43.43	501,294,259	0.00% to 1.65%	1.66%	16.53% to 18.42%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	9,360	23.18	216,947	1.25%	0.00%	(8.60%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	47,600	14.24	677,773	1.25%	2.86%	(9.59%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,136,887	17.04 to 17.63	19,830,888	0.95% to 1.65%	1.94%	(10.41%) to (9.77%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	208,209	116.16 to 120.31	24,756,524	0.95% to 1.65%	0.29%	(2.14%) to (1.44%)
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	526,269	12.96 to 13.62	7,091,577	0.95% to 1.65%	1.39%	(6.48%) to (5.74%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	8,075	21.62	174,588	1.25%	1.53%	(14.92%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	500,703	23.83 to 24.69	12,211,004	0.95% to 1.65%	0.72%	(15.68%) to (15.07%)
BLACKROCK HIGH YIELD VI FUND CLASS I	77,991	7.27	564,422	1.25%	4.51%	(3.84%)
BLACKROCK HIGH YIELD VI FUND CLASS III	66,633	07.14 to 07.28	481,322	0.95% to 1.65%	5.53%	(5.05%) to (3.83%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,820,448	117.81 to 125.66	222,530,239	0.95% to 1.65%	1.22%	(13.03%) to (12.41%)
DFA VA U.S. TARGETED VALUE PORTFOLIO	10,126	17.51	177,255	1.25%	1.82%	(6.90%)
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	4,179,231	17.17 to 31.89	129,569,322	0.95% to 1.65%	0.92%	(10.50%) to (9.84%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	98,562	13.60 to 13.97	1,348,025	0.95% to 1.65%	1.43%	(6.85%) to (5.80%)
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	33,855	13.24	448,073	1.25%	2.69%	(7.02%)
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	65,168	13.7	893,052	1.25%	2.45%	(7.68%)
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	615,720	14.22 to 14.60	8,907,194	0.95% to 1.65%	1.27%	(8.32%) to (7.71%)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	18,040	13.54	244,239	1.25%	2.10%	(8.94%)
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	27,533	20.76	571,489	1.25%	2.03%	(10.40%)
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	633,603	21.62 to 22.14	13,898,571	0.95% to 1.65%	1.08%	(10.99%) to (10.36%)
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	2,343	19.64	46,030	1.25%	2.52%	(11.01%)
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,199	19.45	198,365	1.25%	2.30%	(10.98%)
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	448,560	20.41 to 20.92	9,286,404	0.95% to 1.65%	1.08%	(11.95%) to (10.98%)
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	7,026	17.62	123,770	1.25%	2.07%	(11.01%)
FIDELITY VIP FREEDOM INCOME PORTFOLIO	208	11.37	2,362	1.25%	1.81%	(3.15%)
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	438,421	11.46 to 11.62	5,056,382	0.95% to 1.65%	1.62%	(3.62%) to (2.76%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	840,853	12.70 to 13.03	10,858,066	0.95% to 1.65%	1.30%	(6.97%) to (6.26%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,132,427	12.10 to 12.36	38,339,781	0.95% to 1.65%	1.16%	(8.05%) to (7.42%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,430,322	13.25 to 13.55	32,621,134	0.95% to 1.65%	0.93%	(9.25%) to (8.57%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,340,668	13.45 to 13.66	18,145,309	0.95% to 1.65%	0.69%	(10.57%) to (9.95%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,515,467	249.51 to 311.34	461,664,510	0.00% to 1.65%	1.63%	(6.30%) to (5.63%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,678,973	12.03 to 22.76	36,261,660	0.95% to 1.65%	2.28%	(2.39%) to (1.73%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,103,787	18.95 to 28.72	57,323,717	0.95% to 1.65%	1.40%	(16.46%) to (15.88%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	926,773	19.28 to 19.82	18,198,201	0.95% to 1.65%	2.68%	(8.02%) to (7.34%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	44,023	0.99	43,688	1.25%	0.96%	0.00%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,004,149	31.94 to 33.25	32,527,995	0.95% to 1.65%	0.87%	(7.71%) to (7.07%)
JPMORGAN SMALL CAP VALUE FUND CLASS A	90,701	26.42 to 27.07	2,432,979	0.95% to 1.65%	0.91%	(15.73%) to (15.11%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	221,799	29.64 to 30.86	6,745,307	0.95% to 1.65%	0.00%	3.13% to 3.91%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	11,434	14.15	161,792	1.25%	0.83%	(6.29%)
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	11,708	8.18	95,764	1.25%	1.05%	(12.51%)
MFS VIT MID CAP VALUE PORTFOLIO SC	344,199	10.36 to 10.63	3,628,546	0.95% to 1.65%	0.75%	(13.12%) to (12.51%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	27,948	31.50	880,463	1.25%	0.00%	0.64%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	42,767	37.15	1,588,689	1.25%	0.95%	(17.24%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	92,785	32.38	3,004,483	1.25%	2.75%	(10.43%)
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	34,796	19.11	664,816	1.25%	3.36%	(8.56%)
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,542,644	00.93 to 01.01	18,086,151	0.95% to 1.65%	1.29%	1.00%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	83,482	69.00	5,760,227	1.25%	0.27%	(2.25%)
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	120,487	8.73	1,052,377	1.25%	1.92%	(4.17%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	37,737	58.03	2,189,717	1.25%	0.00%	2.76%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	185,067	9.40	1,739,172	1.25%	2.92%	(1.88%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	129,691	9.59	1,243,228	1.25%	3.00%	(16.10%)
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	18,531	44.35	821,894	1.25%	0.58%	(12.61%)
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	86,139	12.50	1,076,368	1.25%	3.83%	(3.77%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	10,740	17.27	185,492	1.25%	0.00%	0.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	259,533	20.92 to 22.28	5,648,317	0.95% to 1.65%	0.00%	0.24% to 0.95%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	100,798	234.20	23,607,466	1.25%	2%	(5.62%)
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	438,043	12.39	5,428,414	1.25%	3.62%	(15.54%)
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	56,429	32.69	1,844,683	1.25%	3.19%	(15.64%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	61,133	76.03	4,647,708	1.25%	1.80%	(10.49%)
VANGUARD FEDERAL MONEY MARKET FUND	288,761	1.00	289,509	1.25%	1.83%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	786,210	5.83	4,578,920	1.25%	6.03%	(3.95%)
VANGUARD MID-CAP GROWTH INDEX FUND	115,521	25.90	2,991,890	1.25%	0.55%	(4.50%)
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,793	112.15	2,892,684	1.25%	5.16%	(7.11%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	77,309	27.05	2,091,236	1.25%	2.73%	(20.74%)
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	60,126	63.58	3,822,966	1.25%	1.83%	(10.45%)
VANGUARD TARGET RETIREMENT 2020 FUND	142,598	30.25	4,313,122	1.25%	3.96%	(5.41%)
VANGUARD TARGET RETIREMENT 2025 FUND	252,658	17.61	4,450,540	1.25%	3.61%	(6.38%)
VANGUARD TARGET RETIREMENT 2030 FUND	162,658	31.64	5,147,031	1.25%	3.93%	(7.02%)
VANGUARD TARGET RETIREMENT 2035 FUND	325,155	19.34	6,289,617	1.25%	3.92%	(7.77%)
VANGUARD TARGET RETIREMENT 2040 FUND	92,462	33.11	3,061,877	1.25%	3.81%	(8.49%)
VANGUARD TARGET RETIREMENT 2045 FUND	156,596	20.70	3,241,450	1.25%	3.52%	(9.05%)
VANGUARD TARGET RETIREMENT 2050 FUND	74,767	33.29	2,489,313	1.25%	3.76%	(9.04%)
VANGUARD TARGET RETIREMENT INCOME FUND	168,287	13.30	2,237,503	1.25%	3.09%	(3.20%)
VANGUARD TOTAL BOND MARKET INDEX FUND	510,088	10.70	5,459,396	1.25%	2.68%	(1.29%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	48,835	38.53	1,881,484	1.25%	1.05%	(5.68%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	31,465	23.42	736,777	1.25%	0.49%	(13.67%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	41,833	21.08	881,819	1.25%	0.88%	(10.45%)
VANGUARD VIF REIT INDEX PORTFOLIO	36,599	12.19	445,962	1.25%	1.85%	(6.52%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	13,640	22.38	305,280	1.25%	0.23%	(8.43%)
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	79,760	11.61	925,644	1.25%	0.81%	(1.36%)
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	774,380	26.14 to 40.70	30,307,443	0.95% to 1.65%	0.00%	(8.59%) to (7.96%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	15,978,705	18.36 to 36.67	465,470,767	0.00% to 1.65%	1.66%	(8.82%) to (8.17%)
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Alger Mid-Cap Growth Portfolio I-2	1,288	25.36	32,660	1.25%	0.00%	12.65% [2]
American Funds IS Blue Chip Income and Growth Fund Class 1	15,288	15.75	240,789	1.25%	4.49%	11.46% [2]
American Funds IS Blue Chip Income and Growth Fund Class 4	1,071,132	19.01 to 19.54	20,761,709	0.95% to 1.65%	2.11%	14.86% to 15.55%
American Funds IS Growth Fund	186,264	118.70 to 122.07	22,535,294	0.95% to 1.65%	0.49%	25.91% to 26.79%
American Funds IS Managed Risk Asset Allocation Fund	489,893	13.85 to 14.45	7,023,674	0.95% to 1.65%	0.84%	12.94% to 13.69%
American Funds IS New World Fund Class 1	3,560	25.41	90,452	1.25%	2.73%	11.48% [2]
American Funds IS New World Fund Class 4	463,600	28.26 to 29.07	13,347,018	0.95% to 1.65%	0.85%	26.95% to 27.84%
BlackRock High Yield VI Fund Class I	19,408	7.56	146,202	1.25%	2.78%	2.16% [2]
BlackRock High Yield VI III	56,502	7.52 to 7.57	425,237	0.95% to 1.65%	2.78%	1.88% to 2.62%[1]
Calvert VP S&P Mid Cap 400 Index Portfolio Class F	1,930,383	135.46 to 143.47	270,201,378	0.95% to 1.65%	0.70%	13.75% to 14.54%
DFA Variable Annuity U.S. Targeted Value Portfolio	2,473	21.07	52,106	1.25%	2.12%	10.44% [2]
Dreyfus Small Cap Stock Index Portfolio Service Shares	4,415,892	20.12 to 35.37	152,303,642	0.95% to 1.65%	0.64%	10.61% to 12.40%
Fidelity VIP Freedom 2015 Portfolio SC2	97,791	14.60 to 14.83	1,429,296	0.95% to 1.65%	1.60%	12.92% to 14.16%
Fidelity VIP Freedom 2020 Portfolio Initial Class	6,428	14.24	91,513	1.25%	3.60%	6.96% [2]
Fidelity VIP Freedom 2025 Portfolio Initial Class	14,062	14.84	208,729	1.25%	2.27%	7.41% [2]
Fidelity VIP Freedom 2025 Portfolio SC2	598,612	15.51 to 15.82	9,404,172	0.95% to 1.65%	1.46%	15.66% to 16.49%
Fidelity VIP Freedom 2030 Portfolio Initial Class	6,909	14.87	102,714	1.25%	5.25%	8.67% [2]
Fidelity VIP Freedom 2035 Portfolio Initial Class	6,652	23.17	154,151	1.25%	3.91%	9.88% [2]
Fidelity VIP Freedom 2035 Portfolio SC2	539,383	24.29 to 24.70	13,237,134	0.95% to 1.65%	1.16%	21.09% to 21.92%
Fidelity VIP Freedom 2040 Portfolio Initial Class	32	22.07	713	1.25%	1.92%	10.18% [2]
Fidelity VIP Freedom 2045 Portfolio Initial Class	7	21.85	158	1.25%	1.33%	9.76% [2]
Fidelity VIP Freedom 2045 Portfolio SC2	361,700	23.09 to 23.59	8,436,901	0.95% to 1.65%	1.21%	21.33% to 22.14%
Fidelity VIP Freedom 2050 Portfolio Initial Class	1,282	19.80	25,376	1.25%	2.21%	10.16% [2]
Fidelity VIP Freedom Income Portfolio Initial Class	184	11.74	2,159	1.25%	5.09%	3.09% [2]
Fidelity VIP Funds Manager 20% Portfolio SC2	487,171	11.86 to 11.95	5,789,789	0.95% to 1.65%	1.18%	5.41% to 6.22%
Fidelity VIP Funds Manager 50% Portfolio SC2	876,774	13.62 to 13.90	12,110,525	0.95% to 1.65%	1.08%	12.41% to 13.19%
Fidelity VIP Funds Manager 60% Portfolio SC2	3,081,794	13.16 to 13.35	40,843,004	0.95% to 1.65%	1.02%	14.93% to 15.68%
Fidelity VIP Funds Manager 70% Portfolio SC2	2,322,873	14.60 to 14.82	34,186,035	0.95% to 1.65%	0.82%	16.99% to 17.81%
Fidelity VIP Funds Manager 85% Portfolio SC2	1,276,578	15.04 to 15.17	19,242,646	0.95% to 1.65%	0.67%	20.90% to 21.75%
Fidelity VIP Index 500 Portfolio SC2	1,601,081	267.78 to 329.93	518,379,433	0.00% to 1.65%	1.60%	19.44% to 21.41%
Fidelity VIP Investment Grade Bond Portfolio SC2	1,715,304	12.49 to 23.16	37,817,495	0.95% to 1.65%	2.31%	2.26% to 3.99%
Fidelity VIP Overseas Portfolio SC2	2,126,646	22.66 to 34.14	69,084,883	0.95% to 1.65%	1.26%	27.87% to 29.99%
Fidelity VIP Real Estate Portfolio SC2	928,036	20.92 to 21.39	19,720,959	0.95% to 1.65%	1.60%	2.08% to 2.79%
Goldman Sachs VIT Government Money Market Fund Inst. Shares	81,190	0.99	80,665	1.25%	0.65%	(0.64%) [2]
JPMorgan Insurance Trust U.S. Equity Portfolio	1,036,271	34.61 to 35.78	36,214,514	0.95% to 1.65%	0.88%	20.38% to 21.21%
JPMorgan Small Cap Value Fund	80,015	31.35 to 31.89	2,534,895	0.95% to 1.65%	0.72%	1.23% to 1.95%
Lord Abbett Series Fund Developing Growth Portfolio	192,700	28.74 to 29.70	5,656,851	0.95% to 1.65%	0.00%	27.85% to 28.68%
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class	1,345	15.10	20,310	1.25%	0.58%	10.61% [2]
MFS VIT Mid Cap Value Portfolio Initial Class	8,817	9.35	82,473	1.25%	2.13%	8.39% [2]
MFS VIT Mid Cap Value Portfolio SC	340,604	11.89 to 12.15	4,112,189	0.95% to 1.65%	1.21%	11.56% to 12.40%
T. Rowe Price Blue Chip Growth Portfolio	9,329	31.30	291,996	1.25%	0.00%	15.49% [2]
T. Rowe Price Emerging Markets Stock Fund Investor Class	6,896	44.89	309,544	1.25%	0.83%	16.56% [2]
T. Rowe Price Equity Income Fund Investor Class	24,276	36.15	877,642	1.25%	2.08%	10.97% [2]
T. Rowe Price Global Real Estate Fund Investor Class	8,436	20.90	176,304	1.25%	1.67%	4.97% [2]
T. Rowe Price Government Money Portfolio	19,346,439	0.93 to 1.00	18,869,513	0.95% to 1.65%	0.47%	(0.99%) to (1.06%)
T. Rowe Price Growth Stock Fund Investor Class	19,889	70.59	1,403,998	1.25%	0.47%	12.40% [2]
T. Rowe Price International Bond Fund Investor Class	19,154	9.11	174,526	1.25%	0.95%	5.34% [2]
T. Rowe Price New Horizons Fund Investor Class	12,753	56.47	720,167	1.25%	0.00%	12.47% [2]
T. Rowe Price New Income Fund Investor Class	41,479	9.58	397,203	1.25%	1.70%	1.23% [2]
T. Rowe Price Overseas Stock Fund Investor Class	37,315	11.43	426,421	1.25%	4.12%	9.36% [2]
T. Rowe Price Small Cap Value Fund Investor Class	4,269	50.75	216,626	1.25%	0.92%	9.82% [2]
T. Rowe Price Spectrum Income Fund Investor Class	27,097	12.99	352,094	1.25%	1.79%	2.72% [2]
Templeton Global Bond VIP Fund Class 1	5,870	17.11	100,437	1.25%	0.00%	(3.07%) [2]
Templeton Global Bond VIP Fund Class 4	266,151	20.87 to 22.07	5,755,547	0.95% to 1.65%	0.00%	0.10% to 0.82%
Vanguard 500 Index Fund Admiral Shares	34,133	248.14	8,469,925	1.25%	1.80%	11.71% [2]
Vanguard Developed Markets Index Fund Admiral Shares	119,569	14.67	1,754,016	1.25%	2.90%	10.21% [2]
Vanguard Emerging Markets Stock Index Fund Admiral Shares	17,338	38.75	671,881	1.25%	2.36%	13.14% [2]
Vanguard Extended Market Index Fund Admiral Shares	18,881	84.94	1,603,758	1.25%	1.47%	11.12% [2]
Vanguard Federal Money Market Fund	92,220	1.00	91,983	1.25%	0.35%	(0.25%) [2]

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Vanguard High-Yield Corporate Fund Admiral Shares	164,133	6.07	996,548	1.25%	2.97%	2.23% [2]
Vanguard Mid-Cap Growth Index Fund	39,377	27.12	1,067,847	1.25%	0.80%	11.10% [2]
Vanguard REIT Index Fund Admiral Shares	7,662	120.74	925,095	1.25%	4.74%	5.24% [2]
Vanguard Retirement Income Fund	74,169	13.74	1,018,824	1.25%	2.97%	3.75% [2]
Vanguard Selected Value Fund	22,963	34.13	783,659	1.25%	2.97%	11.53% [2]
Vanguard Small Cap Index Fund Admiral Shares	19,481	71.00	1,383,122	1.25%	1.70%	10.56% [2]
Vanguard Target Retirement 2020 Fund	32,630	31.98	1,043,607	1.25%	5.64%	6.57% [2]
Vanguard Target Retirement 2025 Fund	87,278	18.81	1,641,306	1.25%	4.55%	7.52% [2]
Vanguard Target Retirement 2030 Fund	33,733	34.03	1,148,102	1.25%	5.35%	8.25% [2]
Vanguard Target Retirement 2035 Fund	64,782	20.97	1,358,237	1.25%	4.87%	9.09% [2]
Vanguard Target Retirement 2040 Fund	18,592	36.18	672,695	1.25%	4.48%	9.87% [2]
Vanguard Target Retirement 2045 Fund	40,783	22.76	928,127	1.25%	3.79%	10.26% [2]
Vanguard Target Retirement 2050 Fund	16,292	36.60	596,343	1.25%	4.66%	10.25% [2]
Vanguard Total Bond Market Index Fund Admiral Shares	124,477	10.84	1,349,384	1.25%	1.68%	1.04% [2]
Vanguard VIF Equity Index Fund	15,409	40.85	629,531	1.25%	0.00%	11.77% [2]
Vanguard VIF International Fund	7,858	27.13	213,225	1.25%	0.00%	15.27% [2]
Vanguard VIF Mid-Cap Index Fund	18,739	23.54	441,151	1.25%	0.00%	9.75% [2]
Vanguard VIF REIT Index Portfolio Initial Shares	8,886	13.04	115,833	1.25%	0.00%	5.13% [2]
Vanguard VIF Small Company Growth Fund	3,346	24.44	81,769	1.25%	0.00%	12.41% [2]
Vanguard VIF Total Bond Market Index Fund	10,775	11.77	126,778	1.25%	0.00%	1.00% [2]
Wells Fargo VT Discovery Fund	796,318	31.74 to 44.22	33,974,830	0.95% to 1.65%	0.00%	27.04% to 29.13%
Wilshire VIT 2015 Fund	1,524,367	14.28 to 15.48	22,867,170	0.95% to 1.65%	2.95%	9.68% to 10.49%
Wilshire VIT 2025 Fund	3,576,539	14.10 to 15.28	52,939,010	0.95% to 1.65%	2.92%	12.26% to 13.10%
Wilshire VIT 2035 Fund	4,737,545	13.93 to 15.07	69,060,432	0.95% to 1.65%	2.99%	15.12% to 15.92%
Wilshire VIT Global Fund	12,680,349	20.54 to 39.56	402,759,266	0.00% to 1.65%	2.46%	13.31% to 15.17%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2017 and the return is for the period May 1, 2017 to December 31, 2017.
2	This fund became available for investment by contract owners of the sub-accounts on May 16, 2017 and the return is for the period May 16, 2017 to December 31, 2017.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2016
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
American Funds IS Blue Chip Income and Growth Fund Class 4	823,871	16.54 to 16.91	13,844,341	0.95% to 1.65%	2.37%	16.54% to 17.43%
American Funds IS Growth Fund	146,807	94.27 to 96.28	14,041,395	0.95% to 1.65%	0.66%	7.45% to 8.19%
American Funds IS Managed Risk Asset Allocation Fund	338,462	12.25 to 12.71	4,276,494	0.95% to 1.65%	1.29%	4.97% to 6.27%
American Funds IS New World Fund Class 4	423,987	22.26 to 22.74	9,570,700	0.95% to 1.65%	0.98%	3.39% to 4.07%
Calvert S&P Mid Cap 400 Index Portfolio Class F	2,008,118	119.09 to 125.26	246,095,164	0.95% to 1.65%	0.95%	18.05% to 18.85%
Dreyfus Small Cap Stock Index Portfolio Service Shares	4,540,354	18.88 to 31.77	141,022,030	0.95% to 1.65%	0.11%	23.72% to 24.59%
Fidelity VIP Freedom 2015 Portfolio SC2	60,455	12.86 to12.99	779,246	0.95% to 1.65%	1.92%	4.21% to 4.93%
Fidelity VIP Freedom 2025 Portfolio SC2	427,187	13.41 to 13.58	5,775,491	0.95% to 1.65%	1.76%	4.28% to 5.03%
Fidelity VIP Freedom 2035 Portfolio SC2	399,132	20.06 to 20.26	8,056,641	0.95% to 1.65%	1.53%	4.81% to 5.52%
Fidelity VIP Freedom 2045 Portfolio SC2	217,999	19.03 to 19.34	4,174,277	0.95% to 1.65%	1.64%	4.79% to 6.03%
Fidelity VIP Funds Manager 20% SC2	470,368	11.21 to 11.29	5,277,565	0.95% to 1.65%	2.22%	1.45% to 1.80%
Fidelity VIP Funds Manager 50% SC2	805,134	12.09 to 12.28	9,850,165	0.95% to 1.65%	2.02%	2.54% to 3.11%
Fidelity VIP Funds Manager 60% SC2	2,811,136	11.45 to 11.54	32,291,828	0.95% to 1.65%	2.02%	2.97% to 3.68%
Fidelity VIP Funds Manager 70% SC2	2,130,712	12.48 to 12.58	26,680,455	0.95% to 1.65%	1.75%	3.23% to 3.88%
Fidelity VIP Funds Manager 85% SC2	1,092,319	12.40 to 12.46	13,558,608	0.95% to 1.65%	1.41%	4.10% to 4.44%
Fidelity VIP Index 500 Portfolio SC2	1,653,612	224.72 to 274.33	446,386,572	0.00% to 1.65%	2.07%	9.78% to 10.54%
Fidelity VIP Investment Grade Bond Portfolio SC2	1,604,659	12.34 to 22.48	34,407,888	0.95% to 1.65%	2.30%	2.77% to 3.50%
Fidelity VIP Overseas Portfolio SC2	2,157,915	17.65 to 26.51	54,589,929	0.00% to 1.65%	1.26%	(6.80%) to (6.16%)
Fidelity VIP Real Estate Portfolio SC2	878,485	20.45 to 20.81	18,208,185	0.95% to 1.65%	2.30%	3.77% to 4.47%
Franklin High Income VIP Fund	2,475,832	6.65 to 6.72	16,538,471	0.95% to 1.65%	0.57%	15.22% to 15.89%
JPMorgan Insurance Trust U.S. Equity Portfolio	1,036,896	28.75 to 29.52	29,978,411	0.95% to 1.65%	0.96%	9.15% to 9.90%
JPMorgan Small Cap Value Fund	50,991	30.97 to 31.28	1,588,696	0.95% to 1.65%	0.66%	27.66% to 28.67%
Lord Abbett Developing Growth Portfolio	154,361	22.48 to 23.08	3,528,842	0.95% to 1.65%	0.00%	(4.18%) to (3.51%)
MFS Mid Cap Value Portfolio SC	229,898	10.65 to 10.81	2,475,716	0.95% to 1.65%	0.77%	13.91% to 15.14%
T. Rowe Price Government Money Portfolio	7,749,062	0.94 to 1.01	7,622,615	0.95% to 1.65%	0.00%	(2.08%) to (0.98%)
Templeton Global Bond VIP Fund Class 4	243,398	20.85 to 21.89	5,231,254	0.95% to 1.65%	0.00%	1.16% to 1.86%
Wells Fargo VT Discovery Fund	798,734	25.91 to 34.56	26,709,201	0.95% to 1.65%	0.00%	5.91% to 6.63%
Wilshire VIT 2015 Fund	1,628,199	13.02 to 14.01	22,166,797	0.95% to 1.65%	2.10%	4.75% to 5.50%
Wilshire VIT 2025 Fund	3,612,498	12.56 to 13.51	47,411,561	0.95% to 1.65%	1.78%	5.02% to 5.79%
Wilshire VIT 2035 Fund	4,694,398	12.10 to 13.00	59,232,578	0.95% to 1.65%	1.60%	5.31% to 6.04%
Wilshire VIT Global Allocation Fund	13,762,077	18.49 to 34.35	384,236,063	0.00% to 1.65%	1.55%	3.87% to 5.63%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2015
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	947,702	45.08 to 47.96	43,731,221	0.95% to 1.65%	0.00%	9.05% to 9.80%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	95,208	29.90 to 31.98	2,966,362	0.95% to 1.65%	0.52%	(7.26%) to (6.60%)
AllianceBernstein VPS Small Cap Growth Portfolio	120,767	22.87 to 24.47	2,877,803	0.95% to 1.65%	0.00%	(3.13%) to (2.47%)
American Century Mid Cap Value Fund	94,084	21.01 to 21.41	1,994,286	0.95% to 1.65%	1.77%	(3.05%) to (2.37%)
American Funds IS Blue Chip Income and Growth Fund Class 4	460,131	14.18 to 14.40	6,600,075	0.95% to 1.65%	2.80%	(4.76%) to (4.13%)
American Funds IS Growth Fund	87,006	87.73 to 88.99	7,709,652	0.95% to 1.65%	1.15%	4.85% to 5.59%
American Funds IS Managed Risk Asset Allocation Fund	239,313	11.67 to 11.96	2,851,160	0.95% to 1.65%	1.48%	(3.39%) to (1.97%)
American Funds IS New World Fund Class 4	110,560	21.53 to 21.85	2,405,343	0.95% to 1.65%	0.67%	(4.99%) to (4.09%)
Ariel Fund	450,329	81.04 to 95.01	41,044,836	0.95% to 1.65%	0.65%	(5.67%) to (5.01%)
Ariel Appreciation Fund	591,695	82.65 to 93.37	53,010,553	0.95% to 1.65%	1.02%	(7.76%) to (7.10%)
Calvert S&P Mid Cap 400 Index Portfolio Class F	84,122	100.88 to 105.39	8,717,739	0.95% to 1.65%	0.00%	(4.49%) to (3.81%)
Davis Value Portfolio	1,039,925	18.06 to 19.24	19,046,747	0.95% to 1.65%	0.80%	(0.06%) to 0.63%
Delaware VIP REIT Series	817,296	16.07 to 16.94	13,579,785	0.95% to 1.65%	1.01%	1.84% to 2.54%
Delaware VIP Smid Cap Growth Series	185,489	39.04 to 41.07	7,390,247	0.95% to 1.65%	0.18%	5.54% to 6.32%
Delaware VIP U.S. Growth Series	158,341	15.04 to 15.42	2,416,869	0.95% to 1.65%	0.36%	3.30% to 4.12%
Dreyfus Mid Cap Stock Portfolio	32,984	33.42 to 34.57	1,103,013	0.95% to 1.25%	0.46%	(3.72%) to (3.44%)
Dreyfus Small Cap Stock Index Portfolio Service Shares	304,341	16.71 to 25.50	7,628,140	0.95% to 1.65%	0.63%	(3.94%) to (2.33%)
Fidelity VIP Emerging Markets Portfolio SC2	665,354	7.74 to 8.04	5,281,742	0.95% to 1.65%	0.36%	(11.74%) to (11.16%)
Fidelity VIP Freedom 2015 Portfolio SC2	18,905	12.34 to 12.38	233,376	0.95% to 1.65%	2.95%	(4.73%) to (4.39%)[1]
Fidelity VIP Freedom 2025 Portfolio SC2	196,943	12.86 to 12.93	2,542,204	0.95% to 1.65%	3.77%	(5.64%) to (5.10%)[1]
Fidelity VIP Freedom 2035 Portfolio SC2	182,093	19.14 to 19.23	3,490,894	0.95% to 1.65%	3.26%	(6.34% to (5.90%)[1]
Fidelity VIP Freedom 2045 Portfolio SC2	76,929	18.16 to 18.24	1,399,022	0.95% to 1.65%	3.74%	(6.37%) to (5.91%)[1]
Fidelity VIP Funds Manager 20% SC2	23,860	11.05 to 11.09	263,691	0.95% to 1.65%	2.72%	(2.73%) to (2.35%)[1]
Fidelity VIP Funds Manager 50% SC2	78,741	11.79 to 11.93	937,084	0.95% to 1.65%	2.48%	(4.80%) to (3.67%)[1]
Fidelity VIP Funds Manager 60% SC2	266,654	11.10 to 11.15	2,961,867	0.95% to 1.65%	1.76%	(4.40%) to (3.98%)[1]
Fidelity VIP Funds Manager 70% SC2	201,069	12.08 to 12.13	2,429,884	0.95% to 1.65%	1.88%	(4.76%) to (4.35%)[1]
Fidelity VIP Funds Manager 85% SC2	135,164	11.90 to 11.95	1,610,036	0.95% to 1.65%	2.91%	(5.30%) to (4.91%)[1]
Fidelity VIP Growth Portfolio SC2	1,308,480	59.15 to 64.82	81,510,941	0.95% to 1.65%	0.03%	5.16% to 5.90%
Fidelity VIP Growth & Income Portfolio SC2	1,275,247	22.00 to 25.63	31,316,453	0.95% to 1.65%	1.89%	(4.14%) to (3.47%)
Fidelity VIP High Income Portfolio SC2	1,003,951	8.74 to 15.46	14,615,938	0.95% to 1.65%	6.58%	(5.41%) to (4.74%)
Fidelity VIP Index 500 Portfolio SC2	460,358	204.25 to 248.17	112,745,958	0.95% to 1.65%	1.85%	(1.08%) to 0.13%)
Fidelity VIP Investment Grade Bond Portfolio SC2	1,568,975	12.09 to 21.72	32,545,768	0.95% to 1.65%	2.54%	(2.45%) to (0.85%)
Fidelity VIP Mid Cap Portfolio SC2	1,149,754	53.08 to 63.36	69,832,156	0.95% to 1.65%	0.26%	(3.24%) to (2.55%)
Fidelity VIP Overseas Portfolio SC2	2,104,572	18.91 to 34.00	56,881,252	0.00% to 1.65%	1.20%	1.62% to 3.35%
Fidelity VIP Real Estate Portfolio SC2	66,999	19.67 to 19.92	1,332,835	0.95% to 1.65%	3.62%	1.13% to 2.42%[1]
Franklin High Income VIP Fund	65,778	5.77 to 5.80	380,358	0.95% to 1.65%	4.91%	(12.99%) to (12.51%)[1]
Goldman Sachs VIT Mid Cap Value Fund	84,526	19.02 to 20.21	1,684,559	0.95% to 1.65%	0.12%	(11.12%) to (10.38%)
Goldman Sachs VIT Small Cap Equity Insights Fund	117,119	19.73 to 23.86	2,704,496	0.95% to 1.65%	0.29%	(3.71%) to (3.05%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	692,901	11.23 to 11.57	7,926,924	0.95% to 1.65%	1.35%	(4.43%) to (3.74%)
Ibbotson Balanced ETF Asset Allocation Portfolio	1,958,468	11.90 to 12.33	23,795,017	0.95% to 1.65%	1.54%	(3.88%) to (3.22%)
Ibbotson Conservative ETF Asset Allocation Portfolio	377,147	11.65 to 12.00	4,482,246	0.95% to 1.65%	1.39%	(2.83%) to (2.12%)
Ibbotson Growth ETF Asset Allocation Portfolio	1,637,894	11.63 to 11.98	19,416,399	0.95% to 1.65%	1.41%	(4.12%) to (3.39%)
Ibbotson Income & Growth ETF Asset Allocation Portfolio	621,368	11.75 to 12.12	7,464,808	0.95% to 1.65%	1.58%	(3.21%) to (2.57%)
JPMorgan Insurance Trust U.S. Equity Portfolio	1,027,385	26.34 to 26.86	27,093,738	0.95% to 1.65%	1.12%	(0.94%) to (0.11%)
JPMorgan Small Cap Value Fund	20,711	24.25 to 24.32	502,615	0.95% to 1.65%	0.94%	(8.97%) to (8.71%)[1]
Lazard Retirement US Small-Mid Cap Equity Portfolio	81,933	15.92 to 16.72	1,351,135	0.95% to 1.65%	0.00%	(3.95%) to (3.30%)
Lord Abbett Developing Growth Portfolio	120,282	23.46 to 23.92	2,857,128	0.95% to 1.65%	0.00%	(9.70%) to (9.08%)
Lord Abbett Series Fund Growth Opportunities Portfolio	74,503	26.78 to 27.71	2,000,511	0.95% to 1.25%	0.00%	1.44% to 1.76%
MFS Mid Cap Value Portfolio SC	74,991	9.25 to 9.43	705,840	0.95% to 1.65%	0.69%	(8.75%) to (7.02%)[1]
Neuberger Berman Genesis Fund	912,163	49.89 to 60.07	52,866,528	0.95% to 1.65%	0.12%	(1.75%) to (1.05%)
Putnam VT Multi-Cap Growth Fund	230,538	31.92 to 33.16	7,531,978	0.95% to 1.65%	0.50%	(1.97%) to (1.22%)
Rainier Small/Mid Cap Equity Portfolio	436,664	51.25 to 67.94	28,423,564	0.95% to 1.65%	0.00%	(0.52%) to 0.18%
Royce Capital Fund Small Cap Portfolio	935,797	14.81 to 16.57	15,017,017	0.95% to 1.65%	0.77%	(13.24%) to (12.61%)
T. Rowe Price Equity Income Portfolio VIP II	520,343	30.88 to 32.96	16,739,627	0.95% to 1.65%	1.60%	(8.64%) to (7.98%)
T. Rowe Price Small-Cap Stock Fund Advisor Class	200,221	75.72 to 78.98	15,170,742	0.95% to 1.25%	0.00%	(4.67%) to (4.38%)
T. Rowe Price Small-Cap Value Fund Advisor Class	195,641	73.93 to 77.18	14,473,246	0.95% to 1.25%	0.15%	(6.18%) to (5.89%)
T. Rowe Price Prime Reserve Portfolio	6,570,558	0.96 to 1.02	6,542,384	0.95% to 1.65%	0.00%	(2.04%) to (0.97%)
Templeton Global Bond VIP Fund Class 4	237,558	20.61 to 21.49	5,026,846	0.95% to 1.65%	7.74%	(5.93%) to (5.29%)
Wells Fargo Advantage VT Discovery Fund	810,832	25.99 to 32.41	25,514,056	0.95% to 1.65%	0.00%	(3.07%) to (1.46%)
Wells Fargo Advantage VT Opportunity Fund	135,878	56.56 to 58.91	7,686,333	0.95% to 1.25%	0.13%	(4.25%) to (3.99%)
Wilshire 5000 Index Portfolio Institutional	825,036	18.32 to 19.16	15,112,834	0.95% to 1.65%	1.48%	(0.87%) to (0.62%)
Wilshire 5000 Index Portfolio Investment	1,597,891	17.33 to 21.85	28,151,136	0.00% to 1.65%	1.34%	(1.59%) to 0.09%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Wilshire Large Co. Growth Portfolio Institutional	283,418	58.23 to 60.90	16,502,370	0.95% to 1.25%	0.00%	5.22% to 5.49%
Wilshire Large Co. Growth Portfolio Investment	498,978	54.97 to 57.42	27,517,065	0.95% to 1.65%	0.00%	4.44% to 5.16%
Wilshire Large Co. Value Portfolio Investment	1,004,587	28.69 to 38.15	36,700,847	0.95% to 1.65%	0.97%	(6.88%) to (6.24%)
Wilshire Small Co. Growth Portfolio Investment	102,933	37.32 to 40.12	3,857,224	0.95% to 1.25%	0.00%	0.97% to 1.29%
Wilshire Small Co. Value Portfolio Investment	155,040	20.74 to 42.30	6,189,740	0.95% to 1.65%	0.01%	(5.38%) to (3.83%)
Wilshire VIT 2015 ETF Fund	1,860,144	12.43 to 13.28	24,067,245	0.95% to 1.65%	2.05%	(3.57% to (2.92%)
Wilshire VIT 2025 ETF Fund	3,609,887	11.96 to 12.77	44,933,445	0.95% to 1.65%	1.78%	(3.86%) to (3.18%)
Wilshire VIT 2035 ETF Fund	4,470,622	11.49 to 12.26	53,336,974	0.95% to 1.65%	1.73%	(3.77%) to (3.16%)
Wilshire VIT Global Allocation Fund	15,221,923	18.38 to 32.52	407,270,328	0.00% to 1.65%	1.90%	(1.61%) to 0.04%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-account on May 1, 2015 and the return is for the period May 1, 2015 to December 31, 2015.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2019 and 2018
(With Independent Auditors’ Report Thereon)

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Independent Auditors’ Report
The Audit Committee of the Board of Directors Horace Mann Life Insurance Company:
We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in Note 8.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.
Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2019.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S X Rule 7 05 of the Securities and Exchange Commission. Such information is not a required part of the financial statements but is supplementary information required by the Illinois Department of Insurance. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
Chicago, Illinois
April 16, 2020

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2019 and 2018
(In thousands)

	December 31
	2019	2018
Admitted Assets
Cash and investments:
Bonds	$4,040,162	$6,496,781
Preferred stocks	75,806	75,111
Common stocks	30,383	27,090
Mortgage loans on real estate	40,057	12,119
Cash	2,848	4,099
Cash equivalents	105,143	85,816
Short-term investments	—	3,926
Contract loans	140,720	153,994
Derivatives	13,239	2,647
Receivable for securities	25,025	166
Other invested assets	333,067	293,984

Total cash and investments	4,806,450	7,155,733

Investment income due and accrued	36,869	63,420
Uncollected premiums	642	691
Deferred premiums	51,005	50,655
Amounts recoverable from reinsurers	21,099	516
Current federal income tax recoverable	757	10,570
Deferred tax assets	3,895	127
Guaranty funds receivable or on deposit	291	333
Receivable from parent and affiliates	5,412	1
Other assets	3,024	2,476
Variable annuity assets held in separate accounts	2,490,469	2,001,128
Total admitted assets	$7,419,913	$9,285,650
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2019 and 2018
(In thousands, except share data)

	December 31
	2019	2018
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$3,914,317	$5,973,550
Accident and health	1,576	1,949
Unpaid benefits:		
Life	24,038	27,985
Accident and health	64	68
Policyholder funds on deposit	552,160	687,929
Remittances not allocated	4,454	4,322
Other amounts payable on reinsurance	7,659	—
Total policy liabilities	4,504,268	6,695,803

Interest maintenance reserve	38,228	56,389
Accrued expenses	5,662	5,595
Transfer from separate accounts accrued for expense allowances recognized in reserves	(12,409)	(12,833)
Other liabilities	8,674	4,759
Asset valuation reserve	44,919	48,174
Payable to parent and affiliates	260	1,595
Payable for securities	21,427	18,937
Variable annuity liabilities held in separate accounts	2,490,469	2,001,128
Total liabilities	7,101,498	8,819,547
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Annuity reinsurance transfer, net of amortization of gain of $1,548	53,133	—
Unassigned surplus	219,078	419,899
Total capital and surplus	318,415	466,103
Total liabilities and capital and surplus	$7,419,913	$9,285,650
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2019, 2018 and 2017
(In thousands)

	Year Ended December 31
	2019	2018	2017
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$(1,939,013)	$438,831	$452,503
Life	110,241	111,347	107,969
Supplementary contracts	5,781	4,920	7,324
Accident and health	1,650	1,769	1,926
Total premiums, annuity and supplementary contract considerations	(1,821,341)	556,867	569,722

Net investment income	240,010	326,447	335,480
Amortization of interest maintenance reserve	5,156	5,858	9,067
Commissions and expense allowances on reinsurance ceded	37,841	155	137
Management fee income from separate accounts	22,410	27,810	25,213
Fees from sales of third-party vendor products	549	436	479
Other	4,145	5,430	4,495
Total revenue	(1,511,230)	923,003	945,043
Benefits and expenses:
Provisions for claims and benefits:
Annuity	(1,688,586)	604,501	614,719
Life	121,460	121,921	121,774
Supplementary contracts	28,188	25,173	21,851
Accident and health	143	333	606
Total claims and benefits	(1,538,795)	751,928	758,950

Commissions	30,440	30,898	31,168
General and other expenses	90,215	91,220	86,365
Net loss on reinsurance (including IMR released)	(101,382)	—	—

Total benefits and expenses	(1,519,522)	874,046	876,483

Net gain before federal income tax expense	8,292	48,957	68,560
Federal income tax expense	(11,442)	3,008	13,614
Net gain from operations	19,734	45,949	54,946
Realized investment gains/losses net of tax and transfers to interest maintenance reserve	570	17,163	4,022
Net income	$ 20,304	$ 63,112	$ 58,968
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2019, 2018 and 2017
(In thousands)

	Year Ended December 31
	2019	2018	2017
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Unassigned surplus:			
Balance at beginning of year	419,899	426,951	400,810
Net income	20,304	63,112	58,968
Change in net deferred income tax	10,149	(2,297)	(9,232)
Change in non-admitted assets	(4,835)	939	8,537
Change in net unrealized capital (losses) gains	15,806	(18,466)	11,760
Change in asset valuation reserve	3,255	(3,340)	(992)
Dividends to stockholder	(245,500)	(47,000)	(42,900)
Gains on annuity reinsurance transfer in surplus	53,133	—	—
Balance at end of year	272,211	419,899	426,951
Total capital and surplus	$ 318,415	$466,103	$473,155
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2019, 2018 and 2017
(In thousands)

	Year Ended December 31
	2019	2018	2017
Cash from operations:
Revenue received:
Premiums considerations and deposits	$ 373,042	$ 556,093	$ 569,109
Investment income	246,353	327,432	324,121
Commissions and expense allowances on reinsurance ceded	2,632	155	137
Management fee income from Separate Accounts	22,410	27,810	25,213
Fees from sales of third party vendor products	549	436	479
Other income	4,145	5,430	4,945
Total revenue received	649,131	917,356	924,004
Benefits and expenses paid:
Claims, benefits and net transfers	537,260	582,707	595,066
Expenses	120,532	122,163	118,329
Federal income taxes	18,075	7,801	18,204
Total benefits and expenses paid	675,867	712,671	731,599
Net cash from operations	(26,736)	204,685	192,405
Cash from investments:
From investments sold or matured:
Bonds	1,336,342	1,187,492	1,224,527
Stocks	7,043	16,344	4,216
Mortgage loans	3,945	562	519
Other invested assets	76,309	9,860	30,176
Miscellaneous proceeds	—	14,757	8,011
Total investment proceeds	1,423,639	1,229,015	1,267,449
Cost of investments acquired:
Bonds	(818,136)	(1,275,330)	(1,314,631)
Stocks	(21,950)	(1,000)	(14,039)
Mortgage loans	(31,882)	(80,998)	(1,212)
Other invested assets	(103,584)	(1,475)	(66,505)
Miscellaneous applications	(23,470)	—	(10,476)
Total investments acquired	(999,022)	(1,358,803)	(1,406,863)
Net (increase)/decrease in contract loans	835	(359)	(1,726)
Total for investments acquired	(998,187)	(1,359,162)	(1,408,589)
Net cash used for investments	425,452	(130,147)	(141,140)

Cash from financing and miscellaneous:
Cash provided (applied):
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(135,816)	45,716	(6,041)
Dividends to stockholders	(245,500)	(47,000)	(42,900)
Other cash provided (applied)	(3,250)	(11,072)	9,537
Net cash used for financing and miscellaneous	(384,566)	(12,356)	(39,404)
Net change in cash and short term investments	14,150	62,182	11,861
Cash and short-term investments at beginning of year	93,841	31,659	19,798
Cash, cash equivalents and short-term investments at end of year	$ 107,991	$ 93,841	$ 31,659
Cash flow information for non-cash transactions:
Assets transferred on reinsurance transaction	$2,141,840	$ —	$ —
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2019 and 2018 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans, comprised primarily of a loan to an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company issued three commercial loans with interest rates varying between 4.47% and 6.20% in 2019. In 2018, the
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Company issued one commercial loan with an interest rate of 11.00%. In 2017, the Company issued one commercial loan with an interest rate of 6.63%. The Company did not reduce interest rates of any outstanding mortgage loans during 2019, 2018 and 2017. During 2019, 2018 and 2017, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2019 and 2018, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that have been restructured.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2019	2018
Bonds, preferred stocks and short-term investments	$23,409	$33,565
Real estate and other invested assets	19,090	11,836
Common stocks	2,420	2,773
Total AVR	$44,919	$48,174
At December 31, 2019 and 2018 the AVR was held at a level equal to 96.69% and 100.00%, respectively, of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2019 and 2018 were $13,096 and $8,636, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $495,812 and $626,325 as of December 31, 2019 and 2018, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2019 and 2018, the supplemental contract liability was $52,367 and $56,958, respectively, based on average credited interest rates of 2.88% and 2.89% in 2019 and 2018, respectively. At December 31, 2019 and 2018, the personal promise liability was $12,249 and $13,906, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $754 and $706 at December 31, 2019 and 2018, respectively. Premiums on deposit and dividend accumulations of $1,444 and $1,508 were reported at December 31, 2019 and 2018, respectively. Annuities certain of $1,784 and $2,432 were reported at December 31, 2019 and 2018 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2019, were as follows:
	Gross	Net of Loading
Ordinary new business	$ 3,243	$ 1,241
Ordinary renewal	42,131	50,767
Group Life	(21)	(21)
Total	$45,353	$51,987
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level. Federal tax legislation enacted in December 2017 removed the carryback provisions for net operating losses (NOLs) arising from tax years after December 31, 2017, and allowed such NOLs to be carried forward indefinitely but are limited to 80% of taxable income. However, the Coronavirus Aid, Relief and Economic Security (CARES) Act enacted on March 27, 2020, allows NOLs arising in taxable years beginning after December 31, 2017 and before January 1, 2021, to be carried back 5 years and removes the limitation on the NOL to 80% of taxable income. The legislation did not remove the indefinite carryforward of the NOL.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Statement of Cash Flows
Non-cash investing activities include $2.1 billion of investments transferred to a reinsurer as consideration paid during the second quarter of 2019 in connection with the Company's reinsurance of a $2.9 billion block of in force fixed and variable annuity business. See note 9 for further information.
Subsequent Events
Coronavirus disease 2019, known as COVID-19, was first reported in China on December 31, 2019 and has since been characterized as a pandemic by the World Health Organization. Governments and central banks are responding to try and limit the impact of COVID-19 on the economy, but businesses and individuals across the globe are being impacted. Reactions to the outbreak have led to market declines, reducing the fair market value of invested assets held by the
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Company, and prompted the Federal Reserve to reduce interest rates, which will have an influence on future investment returns. While it is likely the Company’s insurance operations will also be impacted to some degree, it is too early to estimate the extent to which any of the Company’s revenues, losses and expenses may be affected.
On March 31, 2020, the Company received a $30,000 contribution from its parent.
The Company has evaluated subsequent events through April 16, 2020, the date the accompanying statutory financial statements were available to be issued.
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2019	2018	2017
Interest on bonds	$237,499	$301,659	$311,829
Preferred stock income	3,870	4,121	3,943
Common stock income	(709)	5,386	4,009
Interest on mortgage loans	2,104	927	839
Interest on short-term investments	2,493	1,525	659
Interest on contract loans	8,917	9,189	8,809
Limited liability companies income	13,924	9,049	10,314
Other investment income	(20,646)	3,184	3,296
Gross investment income	247,452	335,040	343,698
Investment expenses	7,442	8,593	8,218
Net investment income	$240,010	$326,447	$335,480
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $56 of investment income due and accrued related to one security for 2019. In 2018, the Company nonadmitted $41 of investment income due and accrued related to one security.
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	17	—
(2) Aggregate Amount of Investment Income	$2,178	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2019	2018	2017
Reserve balance, beginning of year	$ 56,389	$65,381	$80,705
Current year capital gains (losses), net of tax	143,059	(3,134)	(6,258)
Adjustment for liability gains (losses) released from reserve	(156,064)	—	—
Amortization of IMR	(5,156)	(5,858)	(9,066)
Reserve balance, end of year	$ 38,228	$56,389	$65,381
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2018	2017	2016
Bonds	$ 180,656	$ (4,352)	$(12,441)
Common stocks	(1,105)	9,643	(879)
Preferred stocks	303	—	(546)
Options	(262)	11,214	8,956
Surplus debentures	3,368	51	8
Net realized investment gains (losses)	182,960	16,556	(4,902)
Less federal income tax expense	39,331	2,527	(2,666)
Transferred to IMR	(143,059)	3,134	6,258
Net realized investment gains (losses) net of tax and transfers to IMR	$ 570	$17,163	$ 4,022
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges as well as a $177,502 realized gain recognized on the transfer of investments related to an annuity reinsurance contract (see Note 9). Also related to the aforementioned annuity reinsurance contract, the Company transferred $137,848 to IMR, net of taxes. The Company recorded impairment write-downs of $1,352, $1,317 and $10,675 in 2019, 2018 and 2017, respectively. The impairment losses in 2019, 2018 and 2017 were related to common stocks and bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $5,389, $3,781 and $4,616 at December 31, 2019, 2018, and 2017, respectively.
	2019	2018	2017
Net unrealized capital gains (losses):
Beginning	$ 9,053	$ 27,519	$15,759
End of year	24,859	9,053	27,519
Change in net unrealized capital gains (losses)	$15,806	$(18,466)	$11,760
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2019	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 152,309	$ 6,898	$ (628)	$ 158,579
All Other Governments	41,632	2,234	—	43,866
States, Territories and Possessions
(Direct and Guaranteed)	240,812	26,253	(171)	266,894
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,306,117	98,831	(987)	1,403,962
Industrial & Miscellaneous (Unaffiliated)	2,297,976	139,997	(8,005)	2,429,968
Hybrid Securities	1,316	253	—	1,569
Preferred Stocks	75,806	5,552	—	81,357
Total	$4,115,968	$280,018	$(9,791)	$4,386,195

December 31, 2018	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 127,258	$ 6,960	$ (1,684)	$ 132,534
All Other Governments	82,172	2,238	(760)	83,650
States, Territories and Possessions
(Direct and Guaranteed)	345,328	28,381	(1,855)	371,854
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	2,127,911	91,995	(31,959)	2,187,947
Industrial & Miscellaneous (Unaffiliated)	3,786,877	91,301	(55,369)	3,822,809
Hybrid Securities	27,235	643	(3,916)	23,962
Preferred Stocks	75,111	1,021	(4,672)	71,460
Total	$6,571,892	$222,539	$(100,215)	$6,694,216
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $318,188 and $441,805; Federal Home Loan Mortgage Association of $221,979 and $397,229; Government National Mortgage Association of $65,688 and $91,509; and Other Government of $321,763 and $663,723 as of December 31, 2019 and 2018, respectively.
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

At December 31, 2019 and 2018, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2019	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 25,685	$ (497)	$ 1,523	$ (130)
States, Territories And Possessions
(Direct and Guaranteed)	14,121	(171)	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	68,313	(912)	1,097	(75)
Industrial & Miscellaneous (Unaffiliated)	197,095	(1,606)	391,939	(6,408)
Common Stock	9,541	(459)	—	—
Total	$314,755	$(3,645)	$394,559	$(6,613)

December 31, 2018	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 1,507	$ (6)	$ 38,088	$ (1,679)
All Other Governments	13,443	(522)	2,807	(238)
States, Territories And Possessions
(Direct and Guaranteed)	35,889	(283)	21,947	(1,573)
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	176,975	(2,649)	708,198	(29,323)
Industrial & Miscellaneous (Unaffiliated)	1,366,671	(31,073)	604,813	(24,296)
Hybrid Securities	6,623	(683)	12,723	(3,233)
Preferred stocks	60,647	(4,325)	2,152	(347)
Common Stock	1,819	(158)	—	—
Total	$1,663,574	$(39,699)	$1,390,728	$(60,689)
At December 31, 2019, the gross unrealized capital loss position in the investment portfolio was $10,258 (226 positions and 13.9% of the investment portfolio’s fair value). Securities with an investment grade rating represented 98% of the gross unrealized capital losses. The largest single unrealized capital loss was $603 on Municipal Bonds. The portfolio included 64 securities that have been in an unrealized capital loss position for 12 months or longer, totaling $6,614. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2019 as temporary, expects recovery in fair value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2019.
Bonds by NAIC class at December 31 are as follows:
	2019		2018
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$3,163,854	$3,364,933	$4,921,473	$5,028,643
Class 2	799,270	858,448	1,452,691	1,471,546
Class 3	61,921	64,804	102,865	102,212
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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2019		2018
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 4	10,581	10,837	15,719	15,830
Class 5	4,439	5,718	3,426	3,918
Class 6	97	97	607	607
Total by class	$4,040,162	$4,304,837	$6,496,781	$6,622,756
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs) excluding mortgage obligations of the United States governmental agencies at December 31, 2019 was $285,144 compared to a $265,740 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 7.6 years. The Company’s investment in CMOs, represented 0.3% of the Company’s bond portfolio at December 31, 2019.
At December 31, 2019 and 2018, 9.1% and 5.7% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2019	Carrying Value	Fair Value
Due in one year or less	$ 20,329	$ 20,612
Due after one year through five years	373,055	387,344
Due after five years through ten years	1,014,109	1,069,659
Due after ten years through twenty years	1,436,894	1,544,272
Due after twenty years	1,195,775	1,282,950
Total bonds	$4,040,162	$4,304,837
Proceeds from the sale of investments in bonds and stocks during 2019, 2018 and 2017 were $2,774,849, $504,707 and $344,035, respectively. Gross gains of $188,008, $18,594 and $8,880 and gross losses of $6,960, $12,064 and $11,822 were realized on those sales for 2019, 2018 and 2017, respectively.
Loan-backed and Structured Securities
At December 31, 2019, the Company had loan-backed securities with a fair value of $1,571,865 and a carrying value of $1,524,225. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2019, 2018 and 2017 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2019
Intent to sell	$ —	$—	$ —	$ —
Inability or lack of intent to hold	—	—	—	—
Total	—	—	—	—
Year Ended December 31, 2018
Intent to sell	$12,567	$—	$ 303	$12,264
Inability or lack of intent to hold	—	—	—	—
Total	12,567	—	303	12,264
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2017
Intent to sell	$34,568	$—	$2,030	$32,538
Inability or lack of intent to hold	—	—	—	—
Total	34,568	—	2,030	32,538
As of December 31, 2019, the Company did not recognize any other than temporary impairments during the period.
At December 31, 2019, the Company had loan-backed and structured securities with an aggregate unrealized loss of $6,584. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$171,021	$(1,262)	$371,223	$(5,322)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2019	2018
Held for all policyholders	$1,688	$1,690
Held for policyholders in certain states	1,050	1,058
Total deposits	$2,738	$2,748
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $11,750 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,232,361 and $2,321,413 at December 31, 2019 and 2018, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. The Company had $495,812 and $626,325 in outstanding advances with $493,928 and $631,870 in assets pledged as collateral to the FHLB at December 31, 2019 and 2018, respectively. The outstanding advances mature in September 2020, November 2023, December 2023 and January 2026. The weighted average interest rate was 1.87% as of December 31, 2019. Interest rates reset either monthly or quarterly.
Restricted Assets (Including Pledged) are as follows:
Gross Restricted
Current Year								Percentage
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 11,750	$—	$ 11,750	$ 12,500	$ (750)	$—	$ 11,750	0.16%	0.16%
On deposit with states	2,738	—	2,738	2,748	(10)	—	2,738	0.04%	0.04%
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Gross Restricted
Current Year								Percentage
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Pledged as collateral under FHLB funding agreements	493,928	—	493,928	631,870	(137,942)	—	493,928	6.65%	6.66%
Total Restricted Assets	$508,416	$—	$508,416	$647,118	$(138,702)	$—	$508,416	6.85%	6.85%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type were as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2019
Recorded Investment (All)
Current	$—	$—	$37	$—	$40,020	$—	$40,057
December 31, 2018
Recorded Investment (All)
Current	$—	$—	$44	$—	$12,075	$—	$12,119
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized losses on derivative assets at December 31, 2019, were $4,582.
The Company utilizes multiple counterparties and evaluates the credit worthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counter party provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2019
Cash	$6,640	$6,640	0.13%	0.13%
Total Collateral Assets	$6,640	$6,640	0.13%	0.13%
December 31, 2018
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
Cash	$1,868	$1,868	0.03%	0.03%
Total Collateral Assets	$1,868	$1,868	0.03%	0.03%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2019 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2019	2018
Life	$ 948,062	$ 950,543	1980 CSO/CET	4.0-6.0%
	267,240	232,816	2001 CSO	3.5-4.0
	107,073	111,027	1958 CSO/CET	2.5-4.5
	78,479	73,259	Various	2.5-4.5
	5,189	—	2017 CSO	3.5
	3,334	3,588	1941 CSO	2.5-3.0

Annuity	195,773	2,372,377	1971 IAM	3.0-5.5
	55,185	56,733	a-1949	3.0-5.5
	494	508	1937 SAT	3.0
	230	326	MGDB
	1,338,184	1,364,682	a-2000	1.0-5.0
	164,708	168,702	1983a	3.0-4.5
	637,346	524,340	2012 IAR	1.0-4.0

Supplementary contract with life contingencies	11,345	13,627	1983a	6.25-11.0
	66,973	71,344	a-2000	4.0-7.0
	115	155	1971 IAM	4.5-11.25
	4	6	1937 SAT	3.5
	34,583	29,517	2012 IAR	2.5-4.25
Total	$3,914,317	$5,973,550
For approximately 71%, or $1.7 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2019	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 131,259	$ —	$ —	$ 131,259	2%
b. At book value less current surrender charge of 5% or more	1,124,541	—	—	1,124,541	16%
c. At fair value	—	2,225,266	1,267	2,226,533	33%
d. Total with adjustment or at market value (Total of a through c)	1,255,800	2,225,266	1,267	3,482,332	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,230,865	—	—	3,230,865	47%
(2) Not subject to discretionary withdrawal	118,484	—	—	118,484	2%
(3) Total (gross)	4,605,149	2,225,266	1,267	6,831,681	100%
(4) Reinsurance ceded	2,239,717	—	—	2,239,717
(5) Total (net) (3) – (4)	$2,365,432	$2,225,266	$1,267	$4,591,964
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	(1)	(2)	(3)	(4)	(5)
December 31, 2019	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 274,002	$ —	$ —	$ 274,002

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	7,749	—	—	7,749	2%
c. At fair value	—	251,528	—	251,528	64%
d. Total with adjustment or at market value (Total of a through c)	7,749	251,528	—	259,276	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	131,759	—	—	131,760	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	139,508	251,528	—	391,036	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 139,508	$ 251,528	$ —	$ 391,036
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 1,581	$ —	$ —	$ 1,581

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	55,615	—	—	55,615	10%
(2) Not subject to discretionary withdrawal	495,812	—	—	495,812	90%
(3) Total (gross)	551,428	—	—	551,428	100%
(4) Reinsurance ceded	21	—	—	21
(5) Total (net) (3) – (4)	$ 551,406	$ —	$ —	$ 551,406
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2018	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 96,758	$ —	$ —	$ 96,758	2%
b. At book value less current surrender charge of 5% or more	1,291,339	—	—	1,291,339	21%
c. At fair value	—	1,803,641	1,197	1,804,838	29%
d. Total with adjustment or at market value (Total of a through c)	1,388,097	1,803,641	1,197	3,192,935
e. At book value without adjustment (minimal or no charge or adjustment)	2,963,380	—	—	2,963,380	47%
(2) Not subject to discretionary withdrawal	120,594	—	—	120,594	2%
(3) Total (gross)	4,472,071	1,803,641	1,197	6,276,909	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	4,472,071	1,803,641	1,197	6,276,909
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 267,095	$ —	$ —	$ 267,095

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	7,382	—	—	7,382	2%
c. At fair value	—	183,458	—	183,458	58%
d. Total with adjustment or at market value (Total of a through c)	7,382	183,458	—	190,840	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	122,863	—	—	122,863	39%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	130,245	183,458	—	313,703	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 130,245	$ 183,458	$ —	$ 313,703
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 1,294	$ —	$ —	$ 1,294

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	60,919	—	—	60,919	9%
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2018	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
(2) Not subject to discretionary withdrawal	626,325	—	—	626,325	91%
(3) Total (gross)	687,244	—	—	687,244	100%
(4) Reinsurance ceded	21	—	—	21
(5) Total (net) (3) – (4)	$ 687,223	$ —	$ —	$ 687,223
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —
Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2019	2018

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,391,920	$4,487,668
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	113,020	114,649
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	551,406	687,223
Subtotal	3,056,346	5,289,540
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	2,475,232	1,985,576
Exhibit 3, Line 0399999, Column 2	2,828	2,719
Subtotal	2,478,060	1,988,295
Combined Total	$5,534,406	$7,277,835

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:
	General Account			Separate Account – Guaranteed and Nonguaranteed
December 31, 2019	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal
(1) Term Policies with Cash Value	—	2,655	10,425	—	—	—
(2) Universal Life	—	—	—	—	—	—
(3) Universal life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	23,252	13,238	14,008
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	947,340	1,110,611	—	—	—
(8) Variable Life	—	—	—	—	—	—
(9) Variable Universal Life	—	—	—	—	—	—
(10) Miscellaneous Reserves	—	70,099	70,099	—	—	—

B. Not Subject to discretionary withdrawal or not cash values
(1) Term Policies with Cash Value	XXX	XXX	149,604	XXX	XXX	—
(2) Accidental Death Benefits	XXX	XXX	359	XXX	XXX	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	General Account			Separate Account – Guaranteed and Nonguaranteed
December 31, 2019	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(3) Disability – Active Lives	XXX	XXX	2,289	XXX	XXX	—
(4) Disability – Disabled Lives	XXX	XXX	27,782	XXX	XXX
(5) Miscellaneous Reserves	XXX	XXX	48,872	XXX	XXX	—
C. Total (gross: direct + assumed)	23,252	1,033,331	1,434,047	—	—	—
D. Reinsurance Ceded	—	—	24,670	—	—	—
E. Total (net) (C) – (D)	23,252	1,033,331	1,409,377
F. Life & Accident & Health Annual Statement:	Amount
1. Exhibit 5, Life Insurance Section, Total (net)	$1,332,410
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	353
3. Exhibit 5, Disability – Active Lives Section, Total (net)	2,185
4. Exhibit 5, Disability – Disabled Lives Section, Total (net)	26,632
5. Exhibit 5, Miscellaneous reserves Section, Total (net)	47,798
6. Subtotal	1,409,377
Separate Accounts Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	—
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	—
11. Combined Total ((6) and (10))	1,409,377
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	General Account			Separate Account – Guaranteed and Nonguaranteed
December 31, 2018	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal
(1) Term Policies with Cash Value	—	1,579	9,891	—	—	—
(2) Universal Life	—	—	—	—	—	—
(3) Universal life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	15,083	8,389	8,830
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	926,847	1,090,389	—	—	—
(8) Variable Life	—	—	—	—	—	—
(9) Variable Universal Life	—	—	—	—	—	—
(10) Miscellaneous Reserves	—	72,020	72,020	—	—	—
B. Not subject to discretionary withdrawal or not cash values
(1) Term Policies with Cash Value	XXX	XXX	140,115	XXX	XXX	—
(2) Accidental Death Benefits	XXX	XXX	302	XXX	XXX	—
(3) Disability – Active Lives	XXX	XXX	2,513	XXX	XXX	—
(4) Disability – Disabled Lives	XXX	XXX	27,922	XXX	XXX
(5) Miscellaneous Reserves	XXX	XXX	43,172	XXX	XXX	—
C. Total (gross: direct + assumed)	15,083	1,008,835	1,395,154	—	—	—
D. Reinsurance Ceded	—	—	23,921	—	—	—
E. Total (net) (C) – (D)	15,083	1,008,835	1,371,233
F. Life & Accident & Health Annual Statement:	Amount
1. Exhibit 5, Life Insurance Section, Total (net)	$1,299,465
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	295
3. Exhibit 5, Disability – Active Lives Section, Total (net)	2,401
4. Exhibit 5, Disability – Disabled Lives Section, Total (net)	26,810
5. Exhibit 5, Miscellaneous reserves Section, Total (net)	42,262
6. Subtotal	1,371,233
Separate Accounts Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	—
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	—
11. Combined Total ((6) and (10))	1,371,233
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2019	2018
Present value of amounts not yet due on claims (3% interest rate)	$1,471	$1,843
Additional contract reserves	41	41
Unearned premiums and other	64	65
Aggregate accident and health reserves	$1,576	$1,949
Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2019	2018
Aggregate reserves for accident and health	$1,576	$1,949
Unpaid benefits for accident and health	64	68
Less: Additional contract reserves	(41)	(41)
Unearned premiums and other	(64)	(65)
Accident and health claim reserves and liabilities	$1,535	$1,911
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
	2019	2018	2017
Net balance at January 1	$1,911	$2,173	$2,265
Incurred related to:
Current year	764	781	973
Prior years	(620)	(443)	(357)
Total incurred	144	338	616
Paid related to:
Current year	101	124	143
Prior years	419	476	565
Total paid	520	600	708
Net balance at December 31	$1,535	$1,911	$2,173
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $620, $443, and $357 in 2019, 2018 and 2017, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $138,265, $131,176, and $120,437 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2019, 2018 and 2017, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $30,286 and $9,389 as of December 31, 2019 and 2018, respectively.
The Company had a net balance receivable (payable) from affiliates of $5,152 and $(1,595) at December 31, 2019 and 2018, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures all of the Company's life insurance business, except indexed universal life, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2019
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$44,512	$4,825	$49,337
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	44,512	4,825	49,337
(d) Deferred tax assets nonadmitted	5,390	-	5,390
(e) Net deferred tax asset (liability)	39,122	4,825	43,947
(f) Total deferred tax liabilities	34,644	5,408	40,052
(g) Admitted deferred tax asset (liability)	$ 4,478	$ (583)	$ 3,895

	2018
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$44,331	$4,416	$48,747
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	44,331	4,416	48,747
(d) Deferred tax assets nonadmitted	-	619	619
(e) Net deferred tax asset (liability)	44,331	3,797	48,128
(f) Total deferred tax liabilities	44,204	3,797	48,001
(g) Admitted deferred tax asset (liability)	$ 127	$ -	$ 127

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$ 181	$ 409	$ 590
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	181	409	590
(d) Deferred tax assets nonadmitted	5,390	(619)	4,771
(e) Net deferred tax asset (liability)	(5,209)	1,028	(4,181)
(f) Total deferred tax liabilities	(9,560)	1,611	(7,949)
(g) Admitted deferred tax asset (liability)	$ 4,351	$ (583)	$ 3,768
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2019
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	3,895	-	3,895
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,895	-	3,895
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	53,916
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	35,227	4,825	40,052
(d) Deferred tax assets admitted as the result of application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$39,122	$4,825	$43,947
	2018
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	4,457	-	4,457
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,457	-	4,457
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	77,123
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	39,874	3,797	43,671
(d) Deferred tax assets admitted as the result of application of SSAP No. 101(Total 2(a)+2(b)+2(c))	$44,331	$3,797	$48,128
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	(562)	-	(562)
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(562)	-	(562)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	(23,207)
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(4,647)	1,028	(3,619)
(d) Deferred tax assets admitted as the result of application of SSAP No. 101(Total 2(a)+2(b)+2(c))	$(5,209)	$1,028	$ (4,181)
Other admissibility criteria include:
	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	784%	916%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$359,439	$514,150
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2019, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2019	2018	2017
Federal	$(11,442)	$3,008	$13,614
Foreign	—	—	—
Subtotal	(11,442)	3,008	13,614
Federal income tax on net capital gains	39,331	2,527	(2,666)
Federal and Foreign income taxes incurred	$ 27,889	$5,535	$10,948
Deferred income tax assets and liabilities consist of the following major components:
	2019	2018	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$33,784	$32,905	$ 879
Investments	91	358	(267)
Deferred acquisition costs	6,806	6,965	(159)
Compensation and benefit accrual	3,135	3,651	(516)
Pension accrual	238	232	6
Receivables – nonadmitted	95	73	22
Other	363	147	216
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2019	2018	Change
Subtotal	44,512	44,331	181
Nonadmitted deferred tax assets	5,390	-	5,390
Admitted ordinary deferred tax assets	$39,122	$44,331	$(5,209)
Capital:
Investments	$ 4,825	$ 4,416	$ 409
Subtotal	4,825	4,416	409
Nonadmitted deferred tax assets	-	619	(619)
Admitted capital deferred tax assets	$ 4,825	$ 3,797	$ 1,028
Total admitted deferred tax assets	$43,947	$48,128	$(4,181)

	2019	2018	Change
Deferred tax liabilities:
Ordinary:
Investments	$ 9,045	$16,801	$(7,756)
Fixed assets	933	770	163
Deferred and uncollected premium	10,910	10,837	73
Policyholder reserves	325	46	279
Policyholder reserves (transition rule)	12,662	14,859	(2,197)
Compensation and benefit accrual	769	891	(122)
Total ordinary deferred tax liabilities	$34,644	$44,204	$(9,560)
Capital:
Investments	$ 18	$ 16	$ 2
Unrealized capital gains	5,390	3,781	1,609
Total capital deferred tax liabilities	5,408	3,797	1,611
Total deferred tax liabilities	$40,052	$48,001	$(7,949)
Net deferred tax asset	$ 3,895	$ 127	$ 3,768
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2019	2018	2017
Income before taxes	$191,252	$65,514	$63,658
Expected income tax expense at 21% statutory rate in 2019 and 2018, 35% in 2017	$ 40,163	$13,758	$22,280
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$ (1,564)	$ (1,713)	$ (3,915)
Tax-exempt interest	(1,836)	(972)	(34)
Tax adjustment for IMR	(1,083)	(1,230)	(3,173)
Nondeductible compensation accruals	(22)	(631)	(1,110)
Deferred tax benefit on nonadmitted assets	(13)	(46)	(11)
Options	2,049	(3,219)	2,069
Return to provision	1,160	1,784	(336)
Remeasurement of deferred tax after enacted tax rate change	-	-	4,549
Gain on Reinsurance - IMR Released	(32,773)	-	-
Loss on Reinsurance - Transferred to Surplus	11,483	-	-
Other	176	101	(139)
Total income tax expense reported	$ 17,740	$ 7,832	$20,180
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2019	2018	2017
Current income tax expense incurred	$ 27,889	$ 5,535	$10,948
Change in deferred income tax	(8,541)	1,462	7,647
Change in deferred tax on unrealized gains and losses	(1,608)	835	1,585
Total income tax expense reported	$ 17,740	$ 7,832	$20,180
At December 31, 2019, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
The amounts of federal income taxes incurred that are available for recoupment:
Year	Ordinary	Capital	Total
2015	13,961	6,412	20,373
2016	20,342	5,921	26,263
2017	14,994	-	14,994
2018	2,663	471	3,134
2019	-	28,081	28,081
Life insurance companies are not permitted to carryback ordinary losses effective for losses occurring in tax years beginning after December 31, 2017. However, the CARES Act enacted on March 27, 2020, allows NOLs arising in taxable years beginning after December 31, 2017 and before January 1, 2021 to be carried back 5 years.
At December 31, 2019, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2019, the Company’s federal income tax returns for years prior to 2014 are no longer subject to examination by the Internal Revenue Service (“IRS”).
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2019	2018	2017
Balance as of beginning of the year	$1,320	$1,406	$1,457
Increases related to prior year tax contingencies	56	-	36
Decreases related to prior year tax contingencies	-	(93)	-
Increases related to current year tax contingencies	10	7	240
Lapse of statute	-	-	(327)
Balance as of the end of the year	$1,386	$1,320	$1,406
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2020 without prior approval are approximately $31,800. Extraordinary dividends of $245,500 were paid in 2019. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends. Ordinary dividends of $47,000 and $42,900 were paid in 2018 and 2017, respectively.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.
Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivative securities.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity investments.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Other mortgage-backed securities	$ -	$ -	$ 94	$ 94
Total Bonds	$ -	$ -	$ 94	$ 94
Common Stock
Industrial and Misc.	$ -	$21,291	$9,092	$ 30,383
Total Common Stock	$ -	$21,291	$9,092	$ 30,383
Total Derivatives	$ -	$13,239	$ -	$ 13,239
Separate Account Assets	$2,490,469	$ -	$ -	$2,490,469
Total assets at fair value	$2,490,469	$34,530	$9,186	$2,534,185
Liabilities at fair value:
Separate Account Liabilities	$2,490,469	$ -	$ -	$2,490,469
Total liabilities at fair Value	$2,490,469	$ -	$ -	$2,490,469
December 31, 2018
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Industrial and Misc.	$ -	$ 604	$ -	$ 604
Total Bonds	$ -	$ 604	$ -	$ 604
Common Stock
Industrial and Misc.	$ -	$12,500	$14,590	$ 27,090
Total Common Stock	$ -	$12,500	$14,590	$ 27,090
Total Derivatives	$ -	$ 2,647	$ -	$ 2,647
Separate Account Assets	$2,001,128	$ -	$ -	$2,001,128
Total assets at fair value	$2,001,128	$15,751	$14,590	$2,031,469
Liabilities at fair value:
Separate Account Liabilities	$2,001,128	$ -	$ -	$2,001,128
Total liabilities at fair Value	$2,001,128	$ -	$ -	$2,001,128

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Rollforward of level 3 items are as follows:
Description	Balance at 1/1/2019	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2019
Financial Instruments
Common Stock	$14,590	$ 64	$-	$(1,105)	$(414)	$-	$ 4,043	$9,092
Bonds-Other Mortgage-backed securities	$ -	$ 94	$-	$ -	$ -	$-	$ -	$ 94
Total Assets	$14,590	$158	$-	$(1,105)	$(414)	$-	$(4043)	$9,186
Policy on Transfers Into and Out of Level
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2019, the Company had transferred $158 related to two securities into Level 3 due to a lack of observable market data. At December 31, 2018, the Company transferred $766 related to one security out of Level 3 due to the emergence of observable market data.
The fair value for all financial instruments are as follows:
December 31, 2019
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$4,304,838	$4,040,162	$ 3,006	$4,043,418	$258,414	-
Preferred Stocks	81,357	75,806	22,872	58,485	-	-
Common Stocks	30,383	30,383	-	21,291	9,092	-
Derivatives	13,239	13,239	-	13,239	-	-
Cash Equivalents	105,143	105,143	105,143	-	-	-
Short Term Investments	-	-	-	-	-	-
Mortgage Loans and Policy Loans	197,345	180,777	-	-	197,345	-
Other Invested Assets	339,463	333,067	21,421	45,877	19,021	253,144
Separate Account Assets	2,490,469	2,490,469	2,490,469	-	-	-
Total Assets	$7,562,237	$7,269,046	$2,642,911	$4,182,310	$483,872	253,144
Financial instruments – Liabilities
Separate Accounts Liabilities	$2,490,469	$2,490,469	$2,490,469	$ -	$ -	$ -
Total Liabilities	$2,490,469	$2,490,469	$2,490,469	$ -	$ -	$ -
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2018
Descrption	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments - Assets
Bonds	$6,622,756	$6,496,781	$ 3,960	$6,390,162	$228,634	-
Preferred Stocks	71.459	75,111	19,538	51,921	-	-
Common Stocks	27,090	27,090	-	12,500	14,590	-
Derivatives	2,647	2,647	-	2.647	-	-
Cash Equivalents	85,816	85,816	84,816	1,000	-	-
Short Term Investments	3,926	3,926	-	3,926	-	-
Mortgage Loans and Policy Loans	172,445	166,113	-	-	172,445	-
Other Invested Assets	301,938	293,985	-	33,660	802	267,476
Separate Account Assets	2,001,128	2,001,128	2,001,128	-	-	-
Total Assets	$9,289,205	$9,152,597	$2,109,442	$6,495,816	$416,471	267,476
Financial instruments - Liabilities
Separate Accounts Liabilities	$2,001,128	$2,001,128	$2,001,128	$ -	$ -	$ -
Total Liabilities	$2,001,128	$2,001,128	$2,001,128	$ -	$ -	$ -
For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. This may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. Broker-dealer’s valuation methodologies as well as investment managers' modeling methodologies are sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values (at the cusip/issuer level) received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2019.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value. There were no significant changes to the valuation process in 2019.
The fair values of derivative instruments, primarily call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans will be carried at amortized cost plus accrued interest. Income will be accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2019.
(8) Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)	Asset valuation and interest maintenance reserves are not provided.
(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)	Realized invstment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.
(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)	A statement of comprehensive income (loss) is required.
(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)	Deferred premium assets are not provided.
(o)	DTAs are not subject to admissibility limitations under GAAP.
(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)	The annuity reinsurance uses the deposit accounting method for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2019	2018	2017
Statutory Net Income	20,304	63,112	58,968
Increase (decrease) due to:
Deferred policy acquisition costs	1,551	173	7,798
Policyholder benefits	107,453	23,311	27,517
Federal income tax expense (benefit)	(11,200)	(7,609)	87,307
Investment reserves	75,628	(23,720)	(20,791)
Goodwill impairment	(28,025)	-	-
Ceded commission expense	(35,210)	-	-
Other adjustments, net	(1,666)	(1,964)	(2,853)
GAAP Net Income	128,835	53,303	157,946

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2019	2018
Capital and Surplus	318,415	466,103
Increase (decrease) due to:
Deferred policy acquisition costs	246,085	268,709
Deposit asset on reinsurance	2,346,166	-
Annuity reserves ceded	(2,239,717)	-
Difference in policyholder reserves	141,978	140,792
Goodwill	9,911	37,900
Investment fair value adjustments on fixed maturity securities	318,806	135,076
Interest Maintenance Reserve	38,228	56,389
Asset Valuation Reserve	44,919	48,174
Contract loans ceded	12,008	-
Federal income tax liability	(160,928)	(121,477)
Ceded commission liability	(32,400)	-
Non-admitted assets and other, net	(18,435)	18,093
GAAP Shareholder’s Equity	1,025,036	1,049,759
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. The reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. The contract also reinsurers approximately $700,000 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2019, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2019	2018	2017
Direct life insurance premiums	$ 117,950	$118,806	$115,049
Life insurance premiums ceded:
To ELICA	1,298	1,247	1,316
To other companies	6,411	6,212	5,764
Net life insurance premiums as reported	110,241	111,347	107,969
Life insurance reserves ceded:
To ELICA	17,656	17,217	16,898
To other companies	7,014	6,704	6,757
Total life reserves ceded	24,670	23,921	23,655
Direct accident and health premiums
Direct accident and health premium	2,452	2,626	2,861
Ceded accident and health premium	802	857	935
Net accident and health premium	$ 1,650	$ 1,769	$ 1,926
Direct annuity premiums	462,432	438,831	453,146
Annuity premiums ceded:
To other companies	2,401,445	-	-
Net annuity premiums as reported	(1,939,013)	438,831	453,146
Annuity reserves ceded:
To other companies	$ 2,239,717	-	-
The Company has taken $1,297 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2019, 2018 and 2017 for the qualified plans was $2,522, $2,622 and $2,625, respectively. Expense allocated to the Company in 2019, 2018 and 2017 for the non-qualified plans was $281, $316 and $357, respectively.
Substantially all employees participate in a 401(k) plan. The Parent matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. The Parent’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2019 and 2018, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2019	2018
Legally insulated assets by product:
Individual Annuity	$2,233,867	$1,813,334
Supplemental Contracts	2,828	2,719
Group Annuities	253,774	185,075
Total	$2,490,469	$2,001,128
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
	2019	2018	2017
Transfers to separate accounts	$ 217,299	$ 205,838	$ 174,158
Net transfers ceded – separate accounts	22,612	-	-
Transfers from separate accounts	(186,722)	(170,102)	(246,767)
Net transfers to (from) separate accounts	$ 53,189	$ 35,736	$ (72,609)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during 2019 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2019		2018
	Number	Balance	Number	Balance
Up to and including 12 months	27	$ 1,355	33	$ 2,694
13 to 24 months	26	1,329	24	1,093
25 to 36 months	22	784	40	1,832
37 to 48 months	30	1,344	20	624
49 to 60 months	15	508	10	522
Greater than 60 months	207	6,929	218	7,141
TOTAL	327	$12,249	345	$13,906
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2019:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	342	$13,854	3	$52
Number/amount of retained assets account issued/added during the year	34	2,420		-
Investment earnings credited to retained asset accounts during the year	-	190	-	-
Fees and other charges assessed to retained asset accounts during the year	-	-	-	-
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	2	-	-	-
Number/amount of retained asset accounts closed/withdrawn during the year	50	4,244	-	23
Number/balance of retained asset accounts at the end of the year	324	$12,220	3	$29
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $232,119 for the year ended December 31, 2019.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2019, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $291 as of December 31, 2019 and $333 as of December 31, 2018. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
2019
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$333
Decreases current year:
Premium tax offsets	59
Amounts no longer available for offset
Increases current year
Premium tax offsets paid and accrued	17
Other increases	-
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$291
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $31, $50 and $68 during 2019, 2018 and 2017, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in both 2019 and 2018, and 26-50 in 2017.
(14) Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2019, the Company's actual total adjusted capital was $363,334 and the authorized control level risk-based capital was $45,873.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on the assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the asset or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the asset;
•	market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported surplus;
•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the sale of assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

•	Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.
Reinsurance Risk
Reinsurance is a contract by which one insurer, called a reinsurer, agrees to cover a portion of the losses incurred by a second insurer in the event a claim is made under a policy issued by the second insurer. Although a reinsurer is liable to the Company's insurance subsidiaries according to the terms of its reinsurance policy, the insurance subsidiaries remain primarily liable as the direct insurers on all risks reinsured. As a result, reinsurance does not eliminate the obligation of the insurance subsidiaries to pay all claims, and each insurance subsidiary is subject to the risk that one or more of its reinsurers will be unable or unwilling to honor its obligations.
Although the Company limits participation in its reinsurance programs to reinsurers with high financial strength ratings and also limits the amount of coverage from each reinsurer, the Company's insurance subsidiaries cannot guarantee that their reinsurers will pay in a timely fashion, if at all. Reinsurers may become financially unsound by the time that they are called upon to pay amounts due, which may not occur for many years.
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2019
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$ 927,617	$ 986,936	$ 927,618
State, municipalities and political subdivisions	1,067,997	1,178,939	1,067,997
Foreign government bonds	41,632	43,866	41,632
Other corporate bonds	2,002,924	2,095,096	2,002,915
Total debt securities	$4,040,170	$4,304,837	$4,040,162
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$ 75,806	$ —	$ 75,806
Common stocks	30,368	—	30,383
Total equity securities	$ 106,174	$ —	$ 106,189
Mortgage loans on real estate	$ 40,057	XXX	$ 40,057
Real estate	—	XXX	—
Contract loans	140,720	XXX	140,720
Cash, cash equivalents and short-term investments	107,991	XXX	107,991
Receivable for securities	25,025	XXX	25,025
Derivatives	13,239	XXX	13,239
Other investments	333,067		333,067
Total investments	$4,806,443		$4,806,450
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2019, 2018 and 2017
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2019:
Life	$-	$1,421,081	$ -	$ 2,166	$ 110,241	$ 69,480	$ 121,460	$-	$ 47,904	$-
Annuity	-	2,404,254	-	1,784	(1,939,013)	161,324	(1,688,586)	-	70,206	-
Supplementary Contracts	-	113,020	-	548,179	5,781	8,957	28,188	-	1,151	-
Accident and Health	-	1,590	50	31	1,650	249	143	-	1,395	-
Total	$-	$3,939,945	$50	$552,160	$(1,821,341)	$240,010	$(1,538,795)	$-	$120,656	$-
2018:
Life	$-	$1,381,904	$ -	$ 2,183	$ 111,347	$ 71,370	$ 121,921	$-	$ 46,092	$-
Annuity	-	4,504,948	-	2.432	438,831	245,244	604,501	-	73,504	-
Supplementary Contracts	-	114,683	-	683,283	4,920	9,580	25,173	-	1,189	-
Accident and Health	-	1,964	53	31	1,769	253	333	-	1,334	-
Total	$-	$6,003,499	$53	$687,929	$ 556,867	$326,447	$ 751,928	$-	$122,119	$-
2017:
Life	$-	$1,346,624	$ -	$ 2,247	$ 107,969	$ 74,863	$ 121,774	$-	$ 45,126	$-
Annuity	-	4,374,061	-	3,163	452,503	249,993	614,719	-	69,968	-
Supplementary Contracts	-	115,802	-	636,764	7,324	10,340	21,851	-	1,060	-
Accident and Health	-	2,225	59	34	1,926	284	606	-	1,379	-
Total	$-	$5,838,712	$59	$642,208	$ 569,722	$335,480	$ 758,950	$-	$117,533	$-
(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2019, 2018 and 2017
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2019: Life insurance in force	$19,179,823	$5,053,837	$-	$ 14,125,986	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 117,950	$ 7,709	$-	$ 110,241	0.0%
Annuity	462,432	2,401,445	-	(1,939,013)	0.0%
Supplementary contracts	5,781	-	-	5,781	0.0%
Accident and health	2,452	802	-	1,650	0.0%
Total premiums	$ 588,615	$2,409,956	$-	$(1,821,341)	0.0%
2018: Life insurance in force	$18,277,691	$4,718,526	$-	$ 13,559,165	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 118,806	$ 7,459	$-	$ 111,347	0.0%
Annuity	438,831	-	-	438,831	0.0%
Supplementary contracts	4,920	-	-	4,920	0.0%
Accident and health	2,626	857	-	1,769	0.0%
Total premiums	$ 565,183	$ 8,316	$-	$ 556,867	0.0%
2017: Life insurance in force	$17,564,270	$4,491,432	$-	$ 13,072,838	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 115,049	$ 7,080	$-	$ 107,969	0.0%
Annuity	452,503	-	-	452,503	0.0%
Supplementary contracts	7,324	-	-	7,324	0.0%
Accident and health	2,861	935	-	1,926	0.0%
Total premiums	$ 577,737	$ 8,015	$-	$ 569,722	0.0%
See accompanying independent auditors’ report.

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof
Horace Mann Life Insurance Company Separate Account
-Report of Independent Registered Public Accounting Firm, dated April 15, 2020
-Statements of Net Assets—December 31, 2019
-Statements of Operations—For the Year or Period Ended December 31, 2019
-Statements of Changes in Net Assets For the Year or Period Ended December 31, 2019
-Statements of Changes in Net Assets For the Year or Period Ended December 31, 2018
-Notes to Financial Statements—December 31, 2019
Horace Mann Life Insurance Company
-Report of Independent Registered Public Accounting Firm, dated April 16, 2020
-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2019 and 2018
-Statutory Statements of Operations—For the Years Ended December 31, 2019, 2018 and 2017
-Statutory Statements of Capital and Surplus—For the Years Ended December 31, 2019, 2018 and 2017
-Statutory Statements of Cash Flow—For the Years Ended December 31, 2019, 2018 and 2017
-Notes to Statutory Financial Statements—December 31, 2019, 2018 and 2017
-Supplemental Schedules to Statutory Financial Statements—December 31, 2019 and 2018
(b) Exhibits

(1) Resolution of Board of Directors(1)
(2). Not Applicable
(3) Underwriting Agreement(1)
(3)(a) Schedule of Remuneration(3)
(4) Form of Variable Annuity Contract(4)
(5) Form of application(4)
(6) Certificate of incorporation and bylaws(2)
(7) Not Applicable
(8) Participation agreements(5) Filed Herewith
(9) Opinion and Consent of Counsel Filed Herewith
(10) Independent Auditors Consent Filed Herewith
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon Filed Herewith
(12) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-01343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-01343).
(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-01343)
(4) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Initial N-4 Registration Statement, Dated December 13, 2016 (File No. 811-01343)
(5) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2018 (File No. 811-01343)
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Michael B. Weckenbrock	Director, Senior Vice President
Troy Gayle	Vice President & Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Contract Owners
As of March 27, 2020, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 135,023, of which 132,270 were qualified Contract Owners and 2,753 were non-qualified Contract Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Michael B. Weckenbrock	Director, President and Chief Executive Officer
Jeff Radcliffe	Director, Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Diane M. Barnett	Tax Compliance Officer
Troy Gayle	Treasurer
Emily Peterson	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2019:
Name of Principal Underwriter	New Underwriting Discounts and Commission	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$5,174,202	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Horace Mann Life Insurance Company Separate Account, certifies that it meets the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on this 27th day of April, 2020.
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Horace Mann Life Insurance Company
(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President and
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 27, 2020
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 27, 2020
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 27, 2020
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 27, 2020
Michael B. Weckenbrock

Exhibit Index

(9)(10)	Opinion and Consent of CounselIndependent Auditors Consent